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Oppenheimer LifeSpan Funds
Semiannual Report April 30, 1997
Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Income Fund












[LOGO]OppenheimerFunds(SM)
THE RIGHT WAY TO INVEST


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Oppenheimer LifeSpan Funds offer you THREE portfolios, each of which has a mix of securities to help meet your investment GOALS.

HOW YOUR FUND IS MANAGED

    Oppenheimer LifeSpan Balanced Fund seeks a blend of capital appreciation and income. The Fund actively allocates assets across two broad asset categories--stocks and fixed income securities, with a stronger emphasis on stocks--to meet clearly distinguished risk and return objectives.
    Oppenheimer LifeSpan Growth Fund seeks long-term capital appreciation. It invests in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.
    Oppenheimer LifeSpan Income Fund seeks high current income, with opportunities for capital appreciation. It invests in a strategically allocated portfolio consisting primarily of bond instruments.

MARKET UPDATE

For most of the six-month period ended April 30, 1997, the economy was marked by steady growth and low inflation. However, continued fears that the economy was growing too quickly led to an interest rate increase by the Federal Reserve in late March. The impact of higher interest rates created increased volatility in both the stock and bond markets, which ultimately triggered a sell off that depleted much of the gains incurred during the first quarter of 1997.
    To deal with this ever changing volatile environment, each of the LifeSpan portfolios includes a diversified spectrum of investments aimed at achieving good performance while limiting overall portfolio risk in a variety of market conditions. Over the past six months, the strategic allocation of assets over a broad range of stocks and bonds has helped position the Funds to capture the strength of the large-cap stock market while limiting the effects of some of the declines of the small-cap equity and bond markets.


2    Oppenheimer LifeSpan Funds

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BRIDGET A. MACASKILL
President
Oppenheimer
LifeSpan Funds

Dear Shareholder,

As we review the six-month period ending April 30th, we see that the state of the U.S. economy is virtually unchanged from the condition it was in for most of 1996. Steady growth and low inflation has continued to maintain a healthy U.S. economy, keeping interest rates low, corporate earnings strong and inflation at its lowest level since 1973.
    Despite the good economic news, economists and investors alike remain uncertain about how long the economy can sustain its present course. Reflecting this uncertainty, the financial markets were volatile during the period. But even with this volatility, the stock market continued to break new records. The bond market also experienced a significant amount of volatility, with yields fluctuating between 6.46% and 7.18%.
    In mid March, when the Federal Reserve increased short-term interest rates by 0.25% to stem modest inflationary pressure, investors began selling off their investments in both the equity and fixed-income markets. But as concerns about inflation subsided, the equity markets more than regained the ground lost during the sell off, breaking more records in the process. In addition, the yield on long-term bonds dropped back below 7%. The bottom line appears to be that most investors can look forward to more ups and downs in the U.S. market -- making investing in both stocks and bonds a wise option.
    These scenarios clearly illustrate the potential benefits of diversifying investments across market sectors, as well as countries. Although stocks have tended to produce the highest long-term returns, they also typically present greater risk. Bonds, on the other hand, have tended to produce more stable returns and generally have fluctuated less on the downside than stocks. For example, while interest rates in 1996 hindered the performance of many fixed income investments, a broadly allocated portfolio, including large-cap stocks, could have offset many of those lackluster returns. In turn, the income from bonds could help lower a portfolio's overall risk. (1)
     When you look at the opportunities available in both the U.S. fixed income and equity markets, as well as foreign markets, diversified investing is often a good strategy. And by investing in a mutual fund using these diversified investments, you may also benefit from the expertise of professional managers who are continually evaluating the appropriate combination of investments for the fund.
     Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in Oppenheimer Funds, THE RIGHT WAY TO INVEST. We look forward to helping you reach your investment goals in the future.

/S/Bridget A. Macaskill

Bridget A. Macaskill

May 21, 1997

-------------------------------
(1) Past performance is not guarantee of future results.


3  Oppenheimer LifeSpan Funds

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PERFORMANCE
Total Returns for the Periods Ended 4/30/97:
A SHARES      B SHARES       C SHARES

LifeSpan Growth Fund
Cumulative Total Returns
for the 6-Month Period Ended 4/30/97
(without deducting sales charges) (2)
(0.43)%       (0.85)%        (0.87)%
Average Annual Total Return
(after sales charges)3 at 3/31/97
1-Year
(0.02)%       0.49%          N/A
Life of Class
11.93%        8.07%          0.00%

LifeSpan Balanced Fund
Cumulative Total Returns
for the 6-month period ended 4/30/97
(without deducting sales charges) (1)
0.40%         0.00%          (0.04)%
Average Annual Total Return
(after sales charges) (3) at 3/31/97
1-Year
(0.56)%       (0.16)%        N/A
Life of Class
9.32%         5.82%          1.03%

LifeSpan Income Fund
Cumulative Total Returns
for the 6-Month Period Ended 4/30/97
(without deducting sales charges) (1)
3.62%         3.22%          3.69%
Average Annual Total Return
(after sales charges) (2) at 3/31/97
1-Year
0.67%         0.98%          N/A
Life of Class
6.13%         4.19%          5.58%

FUND OVERVIEW
Following is a brief commentary on each LifeSpan Fund, including discussions about some of the investments that affected the performance within each of the Funds' components over the six-month period.

OPPENHEIMER LIFESPAN GROWTH FUND

Large-cap equity investments lead the performance of the Fund during the period, which helped to offset the declines experienced within the small-cap market. As a result, the HIGH YIELD and VALUE/GROWTH segments were up 3.51% and 9.90%, respectively.1
              The INTERNATIONAL EQUITY component of the portfolio increased 4.87%, an indication of the difficulties experienced in the foreign stock markets.
    In contrast to the GROWTH/INCOME and GOVERNMENT/CORPORATE BOND components of the portfolio, which gained 7.72% and 1.06%, respectively, the SMALL CAP EQUITY component was down (21.45)%. The less-than-stellar result in small caps can be attributed in large part to the overall industry decline in small cap stocks over the period.

OPPENHEIMER LIFESPAN BALANCED FUND

Given the large weighting in equities -- approximately 60% of the portfolio's holdings versus 40% in

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bonds-- the Fund was able to benefit from the resilience of the stock market during the period. In addition, while the bond market experienced volatility due to rising interest rates, the overall performance showed improvement from the previous six-month period.
    The largest gains for the Fund were derived from the VALUE/GROWTH component, up over 10.08%. The GROWTH/INCOME and INTERNATIONAL components -- up 7.85% and 5.19%, respectively -- also made modest contributions to the Fund's performance.
    The fixed-income portion of the portfolio, which includes the HIGH YIELD, SHORT-TERM BOND and GOVERNMENT/CORPORATE BOND components, returned 3.09%, 1.87% and 0.99%, respectively, reflecting a difficult, but improving market for most bonds over the period.

OPPENHEIMER LIFESPAN INCOME FUND

By focusing on achieving high current income, the Fund was able to avoid some of the more significant declines experienced by the bond market over the period.
Of the four primary components of LifeSpan Income Fund, once again the GROWTH/INCOME segment, up 8.26%, provided the greatest contribution to performance.
    As a result of the rising interest rate environment, the GOVERNMENT/CORPORATE BOND and SHORT-TERM BOND segments reported only modest increases of 0.93% and 1.70%, respectively. The HIGH YIELD BOND component also contributed positively to the Fund's performance, with an increase of 3.89%.4

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING THE PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. For more complete information, please review the prospectus. Prior to March 1, 1996, the Funds had a different investment adviser. However, the prior portfolio management team is now employed by Oppenheimer Funds, Inc. Additionally, Babson-Stewart Ivory International became the Sub-adviser for the international component of the Funds' portfolios on 3/1/96. BEA Associates and Pilgrim Baxter & Associates have continued as Sub-advisers to certain components of the Funds' portfolios.
1. Performance of the components of each Fund's portfolio does not reflect the Fund's overall total return, but only the performance of the respective component, and does not consider the effect of Fund expenses or sales charges. Past performance does not guarantee future results.
2. Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
3. Class A returns include the current maximum initial sales charge of 5.75% unless otherwise stated. Class A shares were first offered on 5/1/95. The maximum Class A sales charge rate was lower during a portion of the periods shown, and actual investment results will be different as a result. Class B average annual total returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception on 10/1/95) unless otherwise stated. Class C returns are cumulative (not annualized) and include the applicable contingent deferred sales charge of 1% for the period since inception (5/1/96). An explanation of the different performance calculations is in the Funds' prospectus. Class B and C shares are subject to an annual asset based sales charge of 0.75%.
4. The Fund's portfolio is subject to change.





4   Oppenheimer LifeSpan Funds

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      STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
      Oppenheimer LifeSpan Income Fund

                                                                                            FACE                MARKET VALUE
                                                                                            AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------
      Olympic Automobile Receivables Trust, Receivables-
      Backed Nts., Series 1997-A, Cl. A5, 6.80%, 2/15/05
      (Cost $149,721)                                                                       $    150,000        $    149,227

-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 10.9%
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY - 8.0%
-----------------------------------------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.:
      Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
      Participation Certificates, 5.50%, 5/1/98                                                   39,821              39,464
      Gtd. Multiclass Mtg. Participation Certificates, 6%, 3/1/09                                333,879             321,886
      Gtd. Multiclass Mtg. Participation Certificates, Series 1574,
      Cl. PD, 5.55%, 3/15/13                                                                      75,000              74,390
      Interest-Only Stripped Mtg.-Backed Security, Series 1583,
      Cl. IC, 9.046%, 1/15/20                                                    (1)             500,000              94,746
      Series 1843, Cl. VB, 7%, 4/15/03                                                            85,000              84,708
      Series 1849, Cl. VA, 6%, 12/15/10                                                          264,758             257,393
      ----------------------------------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.:
      6%, 12/1/03                                                                                260,540             254,358
      6.50%, 4/1/26                                                                              193,722             183,006
      7%, 4/1/00                                                                                 128,217             128,769
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates, Series 1993-
      181, Cl. C, 5.40%, 10/25/02                                                                320,000             316,599
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates, Series 1993-
      190, Cl. Z, 5.85%, 7/25/08                                                                 183,991             179,787
      Medium-Term Nts., 6.56%, 11/13/01                                                          125,000             123,105
      Series 1994-13, Cl. B, 6.50%, 2/25/09                                                       200,00             189,562
                                                                                                                 -----------
                                                                                                                   2,247,773
-----------------------------------------------------------------------------------------------------------------------------
PRIVATE - 2.9%
-----------------------------------------------------------------------------------------------------------------------------
      Countrywide Funding Corp., Mtg. Pass-Through Certificates,
      Series 1994-10, Cl. A3, 6%, 5/25/09                                                        250,000             239,170
      ----------------------------------------------------------------------------------------------------------------------
      GE Capital Mortgage Services, Inc.:
      Gtd. Real Estate Mtg. Investment Conduit Pass-Through
      Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                                          198,885             173,776
      Series-HE2, Cl. A3, 7.30%, 3/25/12                                                         160,000             160,925
      ----------------------------------------------------------------------------------------------------------------------
      Olympic Automobile Receivables Trust, Series 1996-A, Cl.
      A4, 5.85%, 7/15/01                                                                         145,000             143,527
      ----------------------------------------------------------------------------------------------------------------------
      PNC Mortgage Securities Corp., Commercial Mtg. Pass-
      Through Certificates, Series 1995-2, Cl. A3, 6.50%,  2/25/12                                74,000              73,283
                                                                                                                 -----------
                                                                                                                     790,681
                                                                                                                 -----------

      Total Mortgage-Backed Obligations (Cost $3,061,771)                                                          3,038,454


5 Oppenheimer LifeSpan Funds

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      STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Income Fund



                                                                                            FACE                MARKET VALUE
                                                                                            AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
      U.S. GOVERNMENT OBLIGATIONS - 9.0%
-----------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Bonds, 7.50%, 11/15/16                                                  $  1,295,000        $  1,356,108
      ----------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      6.50%, 8/15/05                                                                             525,000             517,126
      6.75%, 6/30/99                                                                             380,000             383,325
      7.50%, 11/15/01                                                                            250,000             258,985
                                                                                                                 -----------
      Total U.S. Government Obligations (Cost $2,532,899)                                                          2,515,544

-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 48.1%
-----------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 5.7%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.5%
      ----------------------------------------------------------------------------------------------------------------------
      Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                                     145,000             145,684
      ----------------------------------------------------------------------------------------------------------------------
      Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                                      150,000             157,601
      ----------------------------------------------------------------------------------------------------------------------
      Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec.
      Disc. Nts., 7/15/01                                                                         50,000              50,500
      ----------------------------------------------------------------------------------------------------------------------
      ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                                                 21,000              21,919
      ----------------------------------------------------------------------------------------------------------------------
      LaRoche Industries, Inc., 13% Sr. Sub. Nts., 8/15/04                                        75,000              82,312
      ----------------------------------------------------------------------------------------------------------------------
      Morton International, Inc., 9.25% Credit Sensitive Nts.,
      6/1/20                                                                                      85,000             100,290
      ----------------------------------------------------------------------------------------------------------------------
      PPG Industries, Inc., 9% Debs., 5/1/21                                                      85,000              95,567
      ----------------------------------------------------------------------------------------------------------------------
      Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., 7/1/06                   (2)              50,000              52,625
                                                                                                                 -----------
                                                                                                                     706,498
-----------------------------------------------------------------------------------------------------------------------------
METALS/MINING - 0.8%
      ----------------------------------------------------------------------------------------------------------------------
      Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                 165,000             176,778
      ----------------------------------------------------------------------------------------------------------------------
      Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                              50,000              54,750
                                                                                                                 -----------
                                                                                                                     231,528
-----------------------------------------------------------------------------------------------------------------------------
PAPER - 1.6%
      ----------------------------------------------------------------------------------------------------------------------
      Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                                    145,000             145,544
      ----------------------------------------------------------------------------------------------------------------------
      Fort Howard Corp., 9.25% Sr. Nts., 3/15/01                                                  80,000              82,800
      ----------------------------------------------------------------------------------------------------------------------
      Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs.,
      5/15/05                                                                                     50,000              53,750
      ----------------------------------------------------------------------------------------------------------------------
      Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                               (3)              50,000              55,250
      ----------------------------------------------------------------------------------------------------------------------
      Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                             100,000              95,750
                                                                                                                 -----------
                                                                                                                     433,094
-----------------------------------------------------------------------------------------------------------------------------
STEEL - 0.8%
      ----------------------------------------------------------------------------------------------------------------------
      Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
      Series B, 4/15/03                                                                           50,000              47,250
      ----------------------------------------------------------------------------------------------------------------------
      NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                                          50,000              55,750
      ----------------------------------------------------------------------------------------------------------------------
      Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                          25,000              22,750
      ----------------------------------------------------------------------------------------------------------------------
      WCI Steel, Inc., 10% Sr. Nts., 12/1/04                                                      50,000              50,625
      ----------------------------------------------------------------------------------------------------------------------
      Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                                50,000              50,125
                                                                                                                 -----------
                                                                                                                     226,500



6 Oppenheimer LifeSpan Funds

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      ------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)(CONTINUED) Oppenheimer LifeSpan Income Fund


                                                                                            FACE                MARKET VALUE
                                                                                            AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 5.6%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 2.0%
      ----------------------------------------------------------------------------------------------------------------------
      Black & Decker Corp., 6.625% Nts., 11/15/00                                            $   145,000        $    143,907
      ----------------------------------------------------------------------------------------------------------------------
      Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                             290,000             290,362
      ----------------------------------------------------------------------------------------------------------------------
      Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                  85,000              85,217
      ----------------------------------------------------------------------------------------------------------------------
      Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                                     50,000              51,125
                                                                                                                 -----------
                                                                                                                     570,611
-----------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.5%
      ----------------------------------------------------------------------------------------------------------------------
      Dole Food Co., 6.75% Nts., 7/15/00                                                         150,000             149,326
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.3%
      ----------------------------------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                        160,000              59,387
      Health o meter Products, Inc., Units (each unit consists of
      $1,000 principal amount of 13% sr. sub. nts., 8/15/02 and one
      warrant to purchase 10.96 ordinary shares)                                 (4)              50,000              54,250
      ----------------------------------------------------------------------------------------------------------------------
      Integrated Health Services, Inc., 9.625% Sr. Sub. Nts., Series
      A, 5/31/02                                                                                  50,000              51,250
      ----------------------------------------------------------------------------------------------------------------------
      Mariner Health Group, Inc., 9.50% Sr. Sub. Nts.,  Series B,
      4/1/06                                                                                      50,000              49,250
      ----------------------------------------------------------------------------------------------------------------------
      Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts.,
      8/15/06                                                                                     50,000              47,250
                                                                                                                 -----------
                                                                                                                     361,387
-----------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING - 1.8%
      ----------------------------------------------------------------------------------------------------------------------
      Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                               50,000              50,375
      ----------------------------------------------------------------------------------------------------------------------
      Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03              (2)             100,000              85,500
      GB Property Funding Corp., 10.875% First Mtg. Nts.,
      1/15/04                                                                                     50,000              39,250
      ----------------------------------------------------------------------------------------------------------------------
      Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts., Series B, 11/15/02                   25,000              32,875
      ----------------------------------------------------------------------------------------------------------------------
      Players International, Inc., 10.875% Sr. Nts., 4/15/05                                      50,000              52,125
      ----------------------------------------------------------------------------------------------------------------------
      Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                                    50,000              51,000
      ----------------------------------------------------------------------------------------------------------------------
      Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                                   100,000             104,875
      ----------------------------------------------------------------------------------------------------------------------
      Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                    45,000              32,625
      Trump Atlantic City Associates/Trump Atlantic City
      Funding, Inc., 11.25% First Mtg. Nts., 5/1/06                                               25,000              24,375
      ----------------------------------------------------------------------------------------------------------------------
      Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                                    50,000              43,000
                                                                                                                 -----------
                                                                                                                     516,000
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.0%
-----------------------------------------------------------------------------------------------------------------------------
      Coastal Corp.:
      8.125% Sr. Nts., 9/15/02                                                                    85,000              88,741
      8.75% Sr. Nts., 5/15/99                                                                     55,000              57,132
      Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                                70,000              72,100
      ----------------------------------------------------------------------------------------------------------------------
      Forcenergy, Inc., 8.50% Sr. Sub. Nts., 2/15/07                             (2)              50,000              47,875
      ----------------------------------------------------------------------------------------------------------------------
      Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                         75,000              73,916
      ----------------------------------------------------------------------------------------------------------------------
      HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                                           50,000              48,750
      ----------------------------------------------------------------------------------------------------------------------
      Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                     100,000              97,892



7 Oppenheimer LifeSpan Funds

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      ------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)(CONTINUED) Oppenheimer LifeSpan Income Fund


                                                                                            FACE                MARKET VALUE
                                                                                            AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
      Maxus Energy Corp., 9.875% Nts., 10/15/02                                             $     50,000        $     52,125
      ----------------------------------------------------------------------------------------------------------------------
      Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts.,
      7/1/06                                                                     (5)              75,000              54,656
      ----------------------------------------------------------------------------------------------------------------------
      Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                             75,000              74,734
      ----------------------------------------------------------------------------------------------------------------------
      Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                                    85,000              88,506
      ----------------------------------------------------------------------------------------------------------------------
      Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec.
      Debs., 2/1/06                                                                              100,000              93,268
                                                                                                                 -----------
                                                                                                                     849,695
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 13.6%
-----------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 4.6%
      ----------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp., 6% Nts., 7/15/97                                                        300,000             299,979
      ----------------------------------------------------------------------------------------------------------------------
      Barnett Banks, Inc., 8.50% Sub. Exchangeable Nts., 3/1/99                                   60,000              61,943
      ----------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New), 6.625% Sr. Nts., 1/15/98                                       55,000              55,176
      ----------------------------------------------------------------------------------------------------------------------
      Citicorp Capital II, 8.015% Bonds, 2/15/27                                                  75,000              74,023
      ----------------------------------------------------------------------------------------------------------------------
      Citicorp, 5.625% Sr. Nts., 2/15/01                                                          90,000              86,513
      ----------------------------------------------------------------------------------------------------------------------
      First Fidelity Bancorporation, 8.50% Sub. Capital Nts.,
      4/1/98                                                                                      55,000              56,024
      ----------------------------------------------------------------------------------------------------------------------
      First Union Corp., 6.75% Sr. Nts., 1/15/98                                                  55,000              55,214
      ----------------------------------------------------------------------------------------------------------------------
      Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                   145,000             159,726
      ----------------------------------------------------------------------------------------------------------------------
      Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                          145,000             143,873
      ----------------------------------------------------------------------------------------------------------------------
      Mellon Capital I, 7.72% Bonds, 12/1/26                                                     100,000              94,892
      ----------------------------------------------------------------------------------------------------------------------
      Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                                  185,000             185,392
                                                                                                                 -----------
                                                                                                                   1,272,755
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 7.1%
      ----------------------------------------------------------------------------------------------------------------------
      American General Finance Corp., 8.50% Sr. Nts., 8/15/98                                     60,000              61,595
      ----------------------------------------------------------------------------------------------------------------------
      Associates Corp. of North America, 7.40% Medium-Term
      Nts., 7/7/99                                                                                60,000              60,931
      ----------------------------------------------------------------------------------------------------------------------
      Beneficial Corp., 9.125% Debs., 2/15/98                                                    145,000             148,089
      ----------------------------------------------------------------------------------------------------------------------
      Consorcio G. Grupo Dina SA de CV/MCII Holdings (USA),
      ----------------------------------------------------------------------------------------------------------------------
      Inc., 0%/12% Sr. Sec. Disc. Nts., 11/15/02                                 (5)              50,000              42,625
      ----------------------------------------------------------------------------------------------------------------------
      Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                        75,000              75,064
      ----------------------------------------------------------------------------------------------------------------------
      Capital One Funding Corp., 7.25% Nts., 12/1/03                                              50,000              48,417
      Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec. Unsub.
      Nts., 1/26/01                                                                               60,000              60,392
      ----------------------------------------------------------------------------------------------------------------------
      Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                          145,000             138,609
      ----------------------------------------------------------------------------------------------------------------------
      Countrywide Funding Corp.:
      6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                               90,000              87,315
      6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                             60,000              59,208
      6.57% Gtd. Medium-Term Nts., Series A, 8/4/97                                               60,000              60,149
      ----------------------------------------------------------------------------------------------------------------------
      Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                          145,000             145,615
      ----------------------------------------------------------------------------------------------------------------------
      General Motors Acceptance Corp.:
      5.625% Nts., 2/15/01                                                                       175,000             167,660
      5.65% Medium-Term Nts., 12/15/97                                                           300,000             299,403
      ----------------------------------------------------------------------------------------------------------------------
      Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                                      55,000              56,518
      ----------------------------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                              150,000             148,273



8 Oppenheimer LifeSpan Funds

        ------------------------------------------------------------------------
        STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)(CONTINUED) Oppenheimer LifeSpan Income Fund


                                                                                            FACE                MARKET VALUE
                                                                                            AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------
      Norwest Financial, Inc., 6.50% Sr. Nts., 11/15/97                                     $     55,000        $     55,136
      ----------------------------------------------------------------------------------------------------------------------
      Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50% sr. nts., 3/15/07 and one warrant
      to purchase 6.84 shares of common stock)                                   (4)              50,000              47,250
      ----------------------------------------------------------------------------------------------------------------------
      Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                                        55,000              56,290
      ----------------------------------------------------------------------------------------------------------------------
      Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D,
      3/1/99                                                                                     160,000             165,691
                                                                                                                 -----------
                                                                                                                   1,984,230
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.9%
      ----------------------------------------------------------------------------------------------------------------------
      Cigna Corp., 7.90% Nts., 12/14/98                                                          150,000             152,895
      ----------------------------------------------------------------------------------------------------------------------
      Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                          100,000              99,317
      ----------------------------------------------------------------------------------------------------------------------
      SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                     120,000             124,103
      ----------------------------------------------------------------------------------------------------------------------
      Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
      4/15/01                                                                                    145,000             143,888
                                                                                                                 -----------
                                                                                                                     520,203
-----------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 0.3%
-----------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.3%
      ----------------------------------------------------------------------------------------------------------------------
      American Standard, Inc., 10.875% Sr. Nts., 5/15/99                         (3)              70,000              73,850
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.4%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.4%
      ----------------------------------------------------------------------------------------------------------------------
      British Aerospace plc, 8% Debs., 5/27/97                                                    60,000              60,075
      ----------------------------------------------------------------------------------------------------------------------
      Digital Equipment Corp., 7% Nts., 11/15/97                                                 215,000             215,815
      ----------------------------------------------------------------------------------------------------------------------
      GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                               50,000              50,750
      ----------------------------------------------------------------------------------------------------------------------
      Plantronics, Inc., 10% Sr. Nts., 1/15/01                                                    75,000              78,375
                                                                                                                 -----------
                                                                                                                     405,015
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 1.0%
      ----------------------------------------------------------------------------------------------------------------------
      Day International Group, Inc., 11.125% Sr. Sub. Nts.,
      Series B, 6/1/05                                                                            50,000              51,500
      ----------------------------------------------------------------------------------------------------------------------
      Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                             50,000              52,250
      ----------------------------------------------------------------------------------------------------------------------
      International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                                50,000              52,625
      ----------------------------------------------------------------------------------------------------------------------
      Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                                           25,000              24,375
      ----------------------------------------------------------------------------------------------------------------------
      Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                          (3)              40,000              40,200
      ----------------------------------------------------------------------------------------------------------------------
      Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                     50,000              54,500
                                                                                                                 -----------
                                                                                                                     275,450
-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 4.5%
-----------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.4%
      ----------------------------------------------------------------------------------------------------------------------
      Allbritton Communications Co., 9.75% Sr. Sub. Debs.,
      Series B, 11/30/07                                                                          50,000              48,000
      ----------------------------------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                  50,000              50,687

                                                                                                                      98,687
-----------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION - 2.0%
      ----------------------------------------------------------------------------------------------------------------------
      Australis Media Ltd., 1.75%/15.75% Gtd. Sr. Sec. Disc. Nts.,
      5/15/03                                                                    (6)              75,000              43,875
      ----------------------------------------------------------------------------------------------------------------------
      Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                               50,000              51,000
      ----------------------------------------------------------------------------------------------------------------------
      EchoStar Communications Corp., 0%/12.875% Sr. Disc. Nts.,
      6/1/04                                                                     (5)              50,000              41,750



9 Oppenheimer LifeSpan Funds

        ------------------------------------------------------------------------
        STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
        Oppenheimer LifeSpan Income Fund



                                                                                            FACE                MARKET VALUE
                                                                                            AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------
      Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03                       (7)        $     61,940        $     53,239
      ----------------------------------------------------------------------------------------------------------------------
      Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
      Series B, 11/1/03                                                          (8)             100,000             102,000
      ----------------------------------------------------------------------------------------------------------------------
      TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts.,
      2/15/07                                                                    (2)              50,000              47,750
      ----------------------------------------------------------------------------------------------------------------------
      TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                              125,000             135,452
      ----------------------------------------------------------------------------------------------------------------------
      United International Holdings, Inc., Zero Coupon Sr. Sec.
      ----------------------------------------------------------------------------------------------------------------------
      Disc. Nts., Series B, 14%, 11/15/99                                        (9)             100,000              73,250
                                                                                                                 -----------
                                                                                                                     548,316
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 0.5%
      ----------------------------------------------------------------------------------------------------------------------
      Time Warner, Inc., 7.45% Nts., 2/1/98                                                      145,000             146,108
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM - 1.6%
      ----------------------------------------------------------------------------------------------------------------------
      American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                                           75,000              76,125
      ----------------------------------------------------------------------------------------------------------------------
      Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                                  145,000             145,112
      ----------------------------------------------------------------------------------------------------------------------
      Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts., Series B,
      2/15/98                                                                (3)(10)              25,000               3,312
      ----------------------------------------------------------------------------------------------------------------------
      Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A,
      3/30/01                                                                                    220,000             217,037
                                                                                                                 -----------
                                                                                                                     441,586
-----------------------------------------------------------------------------------------------------------------------------
OTHER - 0.8%
-----------------------------------------------------------------------------------------------------------------------------
SERVICES - 0.8%
      ----------------------------------------------------------------------------------------------------------------------
      Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                                    75,000              79,125
      ----------------------------------------------------------------------------------------------------------------------
      Sun Co., Inc., 7.95% Debs., 12/15/01                                                        75,000              77,581
      ----------------------------------------------------------------------------------------------------------------------
      USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06                  (3)              80,000              76,432
                                                                                                                 -----------
                                                                                                                     233,138
-----------------------------------------------------------------------------------------------------------------------------
RETAIL - 4.6%
-----------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES - 2.5%
      ----------------------------------------------------------------------------------------------------------------------
      Dayton Hudson Co., 9.40% Debs., 2/15/01                                                    150,000             161,430
      ----------------------------------------------------------------------------------------------------------------------
      Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                    60,000              65,015
      ----------------------------------------------------------------------------------------------------------------------
      Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                               50,000              51,875
      ----------------------------------------------------------------------------------------------------------------------
      Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                               120,000             116,971
      ----------------------------------------------------------------------------------------------------------------------
      Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                       290,000             299,279
                                                                                                                 -----------
                                                                                                                     694,570
-----------------------------------------------------------------------------------------------------------------------------
DRUG STORES - 0.2%
      ----------------------------------------------------------------------------------------------------------------------
      Duane Reade, 12% Sr. Nts., 9/15/02                                                          50,000              52,250
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 0.6%
      ----------------------------------------------------------------------------------------------------------------------
      Hills Stores Co., 12.50% Sr. Nts., Series B, 7/1/03                                         50,000              44,250
      ----------------------------------------------------------------------------------------------------------------------
      K Mart Corp., 7.75% Debs., 10/1/12                                                          50,000              43,625
      ----------------------------------------------------------------------------------------------------------------------
      Venture Holdings Trust, 9.75% Sr. Sub. Nts., 4/1/04                                         39,000              36,952
      ----------------------------------------------------------------------------------------------------------------------
      Waban, Inc., 11% Sr. Sub. Nts., 5/15/04                                                     50,000              55,438
                                                                                                                 -----------
                                                                                                                     180,265
-----------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 1.3%
      ----------------------------------------------------------------------------------------------------------------------
      Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts.,
      3/15/04                                                                                     50,000              48,750
      ----------------------------------------------------------------------------------------------------------------------
      Farm Fresh, Inc., 12.25% Sr. Nts., Series A, 10/1/00                                        50,000              43,500



10 Oppenheimer LifeSpan Funds

        ------------------------------------------------------------------------
        STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)(CONTINUED) Oppenheimer LifeSpan Income Fund


                                                                                            FACE                MARKET VALUE
                                                                                            AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------
      Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                               $    145,000        $    147,619
      ----------------------------------------------------------------------------------------------------------------------
      Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts.,
      3/1/06                                                                                      50,000              54,375
      ----------------------------------------------------------------------------------------------------------------------
      Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon Nts.,
      11/1/03                                                                    (5)             100,000              61,500
                                                                                                                 -----------
                                                                                                                     355,744
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 4.3%
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.8%
      Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
      8/15/04                                                                    (5)             100,000              73,000
      ----------------------------------------------------------------------------------------------------------------------
      Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
      Nts., 8/15/06                                                                               50,000              54,750
      ----------------------------------------------------------------------------------------------------------------------
      Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                               50,000              52,875
      ----------------------------------------------------------------------------------------------------------------------
      Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                                        50,000              49,438
                                                                                                                 -----------
                                                                                                                     230,063
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY - 3.5%
      ----------------------------------------------------------------------------------------------------------------------
      American Communications Services, Inc., 0%/13% Sr. Disc.
      Nts., 11/1/05                                                              (5)              75,000              39,375
      ----------------------------------------------------------------------------------------------------------------------
      Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04                     (5)              75,000              66,563
      ----------------------------------------------------------------------------------------------------------------------
      Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc.
      Nts., 11/1/06                                                              (5)              75,000              46,875
      ----------------------------------------------------------------------------------------------------------------------
      Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                        25,000              25,250
      ----------------------------------------------------------------------------------------------------------------------
      Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
      11/15/07                                                                   (5)              75,000              52,125
      ----------------------------------------------------------------------------------------------------------------------
      Continental Cablevision, Inc., 10.625% Sr. Sub. Nts., 6/15/02                              150,000             158,509
      ----------------------------------------------------------------------------------------------------------------------
      Diamond Cable Communications plc, 0%/10.75% Sr. Disc.
      Nts., 2/15/07                                                          (2) (5)              50,000              30,125
      ----------------------------------------------------------------------------------------------------------------------
      GTE Corp., 8.85% Debs., 3/1/98                                                              60,000              61,195
      ----------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc., 13.50% Sr. Nts., Series B,
      6/1/05                                                                                      50,000              55,250
      ----------------------------------------------------------------------------------------------------------------------
      International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon
      Nts., Series B, 2/1/06                                                     (5)             100,000              65,500
      ----------------------------------------------------------------------------------------------------------------------
      IXC Communications, Inc., 12.50% Nts., Series B, 10/1/05                                    50,000              54,938
      ----------------------------------------------------------------------------------------------------------------------
      MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                                         145,000             146,670
      ----------------------------------------------------------------------------------------------------------------------
      MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
      1/15/04                                                                    (5)              75,000              68,156
      ----------------------------------------------------------------------------------------------------------------------
      Peoples Telephone Co., Inc., 12.25% Sr. Nts., 7/15/02                                       50,000              52,125
      ----------------------------------------------------------------------------------------------------------------------
      Teleport Communications Group, Inc.:
      0%/11.125% Sr. Disc. Nts., 7/1/07                                          (5)              25,000              17,313
      9.875% Sr. Nts., 7/1/06                                                                     25,000              26,250
                                                                                                                 -----------
                                                                                                                     966,219
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.4%
-----------------------------------------------------------------------------------------------------------------------------
RAILROADS - 0.5%
      ----------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp., 7% Nts., 6/15/00                                                      150,000             150,859
-----------------------------------------------------------------------------------------------------------------------------
SHIPPING - 0.9%
      ----------------------------------------------------------------------------------------------------------------------
      Federal Express Corp., 6.25% Nts., 4/15/98                                                 240,000             239,602



11 Oppenheimer LifeSpan Funds

        ------------------------------------------------------------------------
        STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)(CONTINUED) Oppenheimer LifeSpan Income Fund



                                                                                            FACE                MARKET VALUE
                                                                                            AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.9%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.8%
       ----------------------------------------------------------------------------------------------------------------------
      Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                           $  145,000          $  147,178
       ----------------------------------------------------------------------------------------------------------------------
      El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99              (3)              75,000              75,188
                                                                                                                  ----------
                                                                                                                     222,366
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.1%
-----------------------------------------------------------------------------------------------------------------------------
      Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                  220,000             217,054
       ----------------------------------------------------------------------------------------------------------------------
      Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                            100,000              98,106
                                                                                                                  ----------
                                                                                                                     315,160
                                                                                                                  ----------

      Total Corporate Bonds and Notes (Cost $13,550,514)                                                          13,451,075


                                                                              SHARES
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 22.9%
-----------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 2.1%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
       ----------------------------------------------------------------------------------------------------------------------
      Dexter Corp.                                                                                 4,300             128,462
       ----------------------------------------------------------------------------------------------------------------------
      IMC Global, Inc.                                                                             3,149             116,119
                                                                                                                  ----------
                                                                                                                     244,581
-----------------------------------------------------------------------------------------------------------------------------
STEEL - 1.2%
       ----------------------------------------------------------------------------------------------------------------------
      Carpenter Technology Corp.                                                                   3,200             130,000
       ----------------------------------------------------------------------------------------------------------------------
      Oregon Steel Mills, Inc.                                                                     4,500              74,250
       ----------------------------------------------------------------------------------------------------------------------
      UNR Industries, Inc.                                                                        23,000             140,875
                                                                                                                  ----------
                                                                                                                     345,125
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 1.6%
-----------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.9%
       ----------------------------------------------------------------------------------------------------------------------
      Anheuser-Busch Cos., Inc.                                                                    3,000             128,625
      RJR Nabisco Holdings Corp.                                                                   4,100             121,975
                                                                                                                  ----------
                                                                                                                     250,600
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.5%
       ----------------------------------------------------------------------------------------------------------------------
      Glaxo Wellcome plc, Sponsored ADR                                                            3,800             149,625
-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
       ----------------------------------------------------------------------------------------------------------------------
      Piccadilly Cafeterias, Inc.                                                                  6,900              62,100
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 2.7%
-----------------------------------------------------------------------------------------------------------------------------
      Amoco Corp.                                                                                  1,400             117,075
       ----------------------------------------------------------------------------------------------------------------------
      Atlantic Richfield Co.                                                                       1,200             163,350
       ----------------------------------------------------------------------------------------------------------------------
      Chevron Corp.                                                                                2,300             157,550
       ----------------------------------------------------------------------------------------------------------------------
      Exxon Corp.                                                                                  3,000             169,875
       ----------------------------------------------------------------------------------------------------------------------
      Mobil Corp.                                                                                  1,200             156,000
                                                                                                                  ----------
                                                                                                                     763,850
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.8%
-----------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 2.4%
       ----------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp.                                                                            1,500             175,312
       ----------------------------------------------------------------------------------------------------------------------
      BankBoston Corp.                                                                             2,000             145,500
       ----------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New)                                                                    800              74,100
       ----------------------------------------------------------------------------------------------------------------------
      NationsBank Corp.                                                                            2,300             138,862
       ----------------------------------------------------------------------------------------------------------------------
      PNC Bank Corp.                                                                               3,100             127,487
                                                                                                                  ----------
                                                                                                                     661,261


12 Oppenheimer LifeSpan Funds

      ------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Income Fund



                                                                                                                MARKET VALUE
                                                                                             SHARES             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
       ----------------------------------------------------------------------------------------------------------------------
      Hartford Steam Boiler Inspection & Insurance Co.                                             2,500        $    120,312
-----------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 2.6%
-----------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/REAL ESTATE - 2.6%
       ----------------------------------------------------------------------------------------------------------------------
      Camden Property Trust                                                                        4,800             130,800
       ----------------------------------------------------------------------------------------------------------------------
      Capstone Capital Corp.                                                                       5,900             132,750
       ----------------------------------------------------------------------------------------------------------------------
      Cornerstone Properties, Inc.                                              (11)               8,300             121,387
       ----------------------------------------------------------------------------------------------------------------------
      Crescent Real Estate Equities, Inc.                                                          4,200             110,250
       ----------------------------------------------------------------------------------------------------------------------
      Health & Retirement Properties Trust                                                         6,800             128,350
       ----------------------------------------------------------------------------------------------------------------------
      Meditrust Corp.                                                                              3,100             113,150
                                                                                                                  ----------
                                                                                                                     736,687
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.5%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.4%
       ----------------------------------------------------------------------------------------------------------------------
      General Dynamics Corp.                                                                       2,300             163,875
       ----------------------------------------------------------------------------------------------------------------------
      Lockheed Martin Corp.                                                                        1,200             107,400
       ----------------------------------------------------------------------------------------------------------------------
      TRW, Inc.                                                                                    2,400             125,100
                                                                                                                  ----------
                                                                                                                     396,375
CAPITAL GOODS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------
      PACCAR, Inc.                                                                                 2,500             174,688
       ----------------------------------------------------------------------------------------------------------------------
      Rockwell International Corp.                                                                 2,000             133,000
                                                                                                                  ----------
                                                                                                                     307,688
-----------------------------------------------------------------------------------------------------------------------------
RETAIL - 0.9%
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 0.9%
       ----------------------------------------------------------------------------------------------------------------------
      Brown Group, Inc.                                                                            6,500             108,063
       ----------------------------------------------------------------------------------------------------------------------
      New England Business Service, Inc.                                                           5,000             131,875
                                                                                                                  ----------
                                                                                                                     239,938
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 1.9%
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY - 1.9%
-----------------------------------------------------------------------------------------------------------------------------
      Ameritech Corp.                                                                              2,100             128,363
       ----------------------------------------------------------------------------------------------------------------------
      GTE Corp.                                                                                    2,600             119,275
       ----------------------------------------------------------------------------------------------------------------------
      NYNEX Corp.                                                                                  2,700             139,725
       ----------------------------------------------------------------------------------------------------------------------
      U S West Communications Group                                                                4,200             147,525
                                                                                                                  ----------
                                                                                                                     534,888
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
-----------------------------------------------------------------------------------------------------------------------------
RAILROADS - 0.6%
       ----------------------------------------------------------------------------------------------------------------------
      GATX Corp.                                                                                   3,100             169,725
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 5.2%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.6%
       ----------------------------------------------------------------------------------------------------------------------
      American Electric Power Co., Inc.                                                            3,000             121,500
       ----------------------------------------------------------------------------------------------------------------------
      Entergy Corp.                                                                                4,300             100,513
       ----------------------------------------------------------------------------------------------------------------------
      FPL Group, Inc.                                                                              3,000             133,875
       ----------------------------------------------------------------------------------------------------------------------
      Illinova Corp.                                                                               4,000              90,000
       ----------------------------------------------------------------------------------------------------------------------
      Kansas City Power & Light Co.                                                                5,000             141,250
       ----------------------------------------------------------------------------------------------------------------------
      Western Resources, Inc.                                                                      3,900             117,488
                                                                                                                  ----------
                                                                                                                     704,626


13 Oppenheimer LifeSpan Funds

      ------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Income Fund


                                                                                                                MARKET VALUE
                                                                                             SHARES             SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.6%
       ----------------------------------------------------------------------------------------------------------------------
      El Paso Natural Gas Co.                                                                      3,800        $    220,875
       ----------------------------------------------------------------------------------------------------------------------
      National Fuel Gas Co.                                                                        3,700             154,013
       ----------------------------------------------------------------------------------------------------------------------
      PanEnergy Corp.                                                                              4,600             203,550
       ----------------------------------------------------------------------------------------------------------------------
      Questar Corp.                                                                                4,100             155,800
                                                                                                                  ----------
                                                                                                                     734,238

      Total Common Stocks (Cost $5,299,842)                                                                        6,421,619

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------
      California Federal Preferred Capital Corp., 9.125% Non-
      Cum. Exchangeable Preferred, Series A, Non-Vtg.                                              2,000              50,250
       ----------------------------------------------------------------------------------------------------------------------
      Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg.                                               1,200             159,300
                                                                                                                  ----------

      Total Preferred Stocks (Cost $165,000)                                                                         209,550

                                                                                             UNITS
-----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
      Australis Media Ltd. Wts., Exp. 5/00                                       (3)                  75                   1
       ----------------------------------------------------------------------------------------------------------------------
      Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01                       (3)                 333                 666
       ----------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc. Wts., Exp. 6/00                            (3)                  50               1,000
                                                                                                                  ----------

      Total Rights, Warrants and Certificates (Cost $471)                                                              1,667

                                                                                             FACE
                                                                                             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.3%
-----------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with State Street Bank and Trust Co.,
      4.75%, dated 4/30/97, to be repurchased at $1,753,231
      on 5/1/97, collateralized by U.S. Treasury Nts., 4.75%,
      10/31/98, with a value of $357,187 and U.S. Treasury
      Bonds, 9.25%, 2/15/16, with a value of $1,455,167
       (Cost $1,753,000)                                                                    $  1,753,000           1,753,000
       ----------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS, AT VALUE (COST $26,513,217)                                                  98.4%       27,540,136
       ----------------------------------------------------------------------------------------------------------------------
      OTHER ASSETS NET OF LIABILITIES                                                                  1.6           443,789
                                                                                                     --------      ----------
      NET ASSETS                                                                                     100.0%    $  27,983,925
                                                                                                     --------      ----------
                                                                                                     --------      ----------


         1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline.The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

14 Oppenheimer LifeSpan Funds

      ------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Income Fund

      ------------------------------------------------------------------------
      2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $263,875 or 0.94% of the Fund's net assets, at April 30, 1997.
      3. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.
      4. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
      5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
      6.  Represents the current interest rate for an increasing rate security.
      7.  Interest or dividend is paid in kind.
      8.  Represents the current interest rate for a variable rate security.
      9. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
      10.  Non-income producing--issuer is in default of interest payment.
      11.  Non-income producing security.

      See accompanying Notes to Financial Statements.

15 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          FACE                MARKET VALUE
                                                                                         AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.3%
------------------------------------------------------------------------------------------------------------------------------
      Olympic Automobile Receivables Trust, Receivables-
      Backed Nts., Series 1997-A, Cl. A5, 6.80%, 2/15/05
      (Cost $149,721)                                                                      $     150,000       $     149,227

------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 4.3%
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY - 3.1%
------------------------------------------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.:
      Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
      Participation Certificates, 5.50%, 6/1/98                                                   26,987              26,745
      Gtd. Multiclass Mtg. Participation Certificates, 6%, 3/1/09                                192,622             185,703
      Gtd. Multiclass Mtg. Participation Certificates, Series 1574,
      Cl. PD, 5.55%, 3/15/13                                                                     100,000              99,187
      Interest-Only Stripped Mtg.-Backed Security, Series 1542,
      Cl. QC, 9.046%, 10/15/20                                                   (1)             400,000              97,500
      Interest-Only Stripped Mtg.-Backed Security, Series 1583,
      CL. IC, 9.046%, 1/15/20                                                    (1)             375,000              71,060
      Interest-Only Stripped Mtg.-Backed Security, Series 1583,
      Cl. IC, 9.365%, 1/15/20                                                    (1)             375,000              71,060
      Series 1843, Cl. VB, 7%, 4/15/03                                                            65,000              64,776
      Series 1849, Cl. VA, 6%, 12/15/10                                                          194,156             188,755
      -----------------------------------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.:
      6%, 12/1/03                                                                                184,802             180,417
      6.50%, 4/1/26                                                                              145,292             137,255
      7%, 4/1/00                                                                                  85,478              85,846
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates,
      Series 1993-181, Cl. C, 5.40%, 10/25/02                                                    250,000             247,342
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates,
      Series 1993-190, Cl. Z, 5.85%, 7/25/08                                                     147,192             143,829
      Medium-Term Nts., 6.56%, 11/13/01                                                          100,000              98,484
      Series 1994-13, Cl. B, 6.50%, 2/25/09                                                      150,000             142,171
                                                                                                              ----------------
                                                                                                                   1,840,130
------------------------------------------------------------------------------------------------------------------------------
PRIVATE - 1.2%
------------------------------------------------------------------------------------------------------------------------------
      Countrywide Funding Corp., Mtg. Pass-Through Certificates,
      Series 1994-10, Cl. A3, 6%, 5/25/09                                                        250,000             239,170
      -----------------------------------------------------------------------------------------------------------------------
      GE Capital Mortgage Services, Inc.:
      Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
      Series 1994-7, Cl. A18, 6%, 2/25/09                                                        149,164             130,332
      Series-HE2, Cl. A3, 7.30%, 3/25/12                                                         125,000             125,723
      -----------------------------------------------------------------------------------------------------------------------
      Olympic Automobile Receivables Trust, Series 1996-A,
      Cl. A4, 5.85%, 7/15/01                                                                     110,000             108,883
      -----------------------------------------------------------------------------------------------------------------------
      PNC Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates,
      Series 1995-2, Cl. A3, 6.50%, 2/25/12                                                      125,000             123,789
                                                                                                              ----------------
                                                                                                                     727,897
                                                                                                              ----------------

      Total Mortgage-Backed Obligations (Cost $2,586,539)                                                          2,568,027



16 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          FACE                MARKET VALUE
                                                                                         AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.0%
------------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Bonds, 7.50%, 11/15/16                                               $     1,025,000     $     1,073,368
------------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      6.50%, 8/15/05                                                                             890,000             876,651
      6.75%, 6/30/99                                                                             720,000             726,301
      7.50%, 11/15/01                                                                            250,000             258,984
                                                                                                              ----------------
      Total U.S. Government Obligations (Cost $2,953,867)                                                          2,935,304

NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 27.2%
------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 3.8%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
      -----------------------------------------------------------------------------------------------------------------------
      Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                                     110,000             110,519
      -----------------------------------------------------------------------------------------------------------------------
      Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                                      120,000             126,081
      -----------------------------------------------------------------------------------------------------------------------
      Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec. Disc. Nts., 7/15/01              100,000             101,000
      -----------------------------------------------------------------------------------------------------------------------
      ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                                                 75,000              78,281
      -----------------------------------------------------------------------------------------------------------------------
      LaRoche Industries, Inc., 13% Sr. Sub. Nts., 8/15/04                                       100,000             109,750
      -----------------------------------------------------------------------------------------------------------------------
      Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                             65,000              76,692
      -----------------------------------------------------------------------------------------------------------------------
      NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05                  (2)             100,000              93,250
      -----------------------------------------------------------------------------------------------------------------------
      PPG Industries, Inc., 9% Debs., 5/1/21                                                      65,000              73,080
      -----------------------------------------------------------------------------------------------------------------------
      Sterling Chemical Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08        (2)             150,000              95,250
      -----------------------------------------------------------------------------------------------------------------------
      Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., 7/1/06                   (3)             125,000             131,562
                                                                                                              ----------------
                                                                                                                     995,465
------------------------------------------------------------------------------------------------------------------------------
METALS - 1.2%
      -----------------------------------------------------------------------------------------------------------------------
      Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                 125,000             133,923
      -----------------------------------------------------------------------------------------------------------------------
      Gul States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03                100,000              94,500
      -----------------------------------------------------------------------------------------------------------------------
      Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                             100,000             109,500
      -----------------------------------------------------------------------------------------------------------------------
      NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                                         100,000             111,500
      -----------------------------------------------------------------------------------------------------------------------
      Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                          50,000              45,500
      -----------------------------------------------------------------------------------------------------------------------
      WCI Steel, Inc., 10% Sr. Nts., 12/1/04                                                     100,000             101,250
      -----------------------------------------------------------------------------------------------------------------------
      Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                               100,000             100,250
                                                                                                              ----------------
                                                                                                                     696,423
------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.9%
      -----------------------------------------------------------------------------------------------------------------------
      Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                                    110,000             110,413
      -----------------------------------------------------------------------------------------------------------------------
      Fort Howard Corp.:
      9% Sr. Sub. Nts., 2/1/06                                                                    75,000              76,313
      9.25% Sr. Nts., 3/15/01                                                                     65,000              67,275
      -----------------------------------------------------------------------------------------------------------------------
      Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                              100,000             107,500
      -----------------------------------------------------------------------------------------------------------------------
      Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                               (4)             100,000             110,500
      -----------------------------------------------------------------------------------------------------------------------
      Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                              50,000              47,875
                                                                                                              ----------------
                                                                                                                     519,876



17 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          FACE                MARKET VALUE
                                                                                         AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 6.1%
------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.2%
      -----------------------------------------------------------------------------------------------------------------------
      Black & Decker Corp., 6.625% Nts., 11/15/00                                          $     110,000     $       109,171
------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.4%
      -----------------------------------------------------------------------------------------------------------------------
      American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                                          125,000             126,875
      -----------------------------------------------------------------------------------------------------------------------
      Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                                  110,000             110,085
      -----------------------------------------------------------------------------------------------------------------------
      Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                               75,000              75,563
      -----------------------------------------------------------------------------------------------------------------------
      Casino Magic of Louisiana Corp., 13% First Mtg.
      Nts., 8/15/03                                                              (3)             250,000             213,750
      -----------------------------------------------------------------------------------------------------------------------
      GB Property Funding Corp., 10.875% First Mtg. Nts.,
      1/15/04                                                                                    100,000              78,500
      -----------------------------------------------------------------------------------------------------------------------
      Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts.,
      Series B, 2/15/98                                                       (4)(5)              50,000               6,625
      -----------------------------------------------------------------------------------------------------------------------
      Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
      Series B, 11/15/02                                                                          50,000              65,750
      -----------------------------------------------------------------------------------------------------------------------
      Players International, Inc., 10.875% Sr. Nts., 4/15/05                                     125,000             130,313
      -----------------------------------------------------------------------------------------------------------------------
      Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                                   125,000             127,500
      -----------------------------------------------------------------------------------------------------------------------
      Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                                   100,000             104,875
      -----------------------------------------------------------------------------------------------------------------------
      Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                    91,000              65,975
      -----------------------------------------------------------------------------------------------------------------------
      Trump Atlantic City Associates/
      Trump Atlantic City Funding, Inc.,
      11.25% First Mtg. Nts., 5/1/06                                                              75,000              73,125
      -----------------------------------------------------------------------------------------------------------------------
      Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                                   100,000              86,000
      -----------------------------------------------------------------------------------------------------------------------
      Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A, 3/30/01                                160,000             157,845
                                                                                                              ----------------
                                                                                                                   1,422,781
------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.7%
      -----------------------------------------------------------------------------------------------------------------------
      Allbritton Communications Co., 9.75% Sr. Sub. Debs.,
      -----------------------------------------------------------------------------------------------------------------------
      Series B, 11/30/07                                                                         100,000              96,000
      -----------------------------------------------------------------------------------------------------------------------
      Australis Media Ltd., 1.75%/15.75% Gtd. Sr. Sec. Disc. Nts., 5/15/03       (6)             150,000              87,750
      -----------------------------------------------------------------------------------------------------------------------
      Cablevision Systems Corp., 9.875% Sr. Sub. Debs., 2/15/13                                   75,000              72,188
      -----------------------------------------------------------------------------------------------------------------------
      Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                              100,000             102,000
      -----------------------------------------------------------------------------------------------------------------------
      EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec.
      Disc. Nts., 3/15/04                                                        (2)             100,000              74,250
      -----------------------------------------------------------------------------------------------------------------------
      Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
      Series B, 11/1/03                                                          (7)              50,000              51,000
      -----------------------------------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                 100,000             101,375
      -----------------------------------------------------------------------------------------------------------------------
      TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07          (3)              75,000              71,625
      -----------------------------------------------------------------------------------------------------------------------
      Time Warner, Inc., 7.45% Nts., 2/1/98                                                      110,000             110,841
      -----------------------------------------------------------------------------------------------------------------------
      TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                              125,000             135,452
      -----------------------------------------------------------------------------------------------------------------------
      United International Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.:

      Series B, 14%, 11/15/99                                                    (8)             100,000              73,250
      12.376%, 11/15/99                                                          (8)              50,000              36,625
                                                                                                              ----------------
                                                                                                                   1,012,356



18 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          FACE                MARKET VALUE
                                                                                         AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.2%
      -----------------------------------------------------------------------------------------------------------------------
      Dayton Hudson Co., 9.40% Debs., 2/15/01                                              $     120,000       $     129,144
      -----------------------------------------------------------------------------------------------------------------------
      Duane Reade, 12% Sr. Nts., 9/15/02                                                         100,000             104,500
      -----------------------------------------------------------------------------------------------------------------------
      Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                    40,000              43,343
      -----------------------------------------------------------------------------------------------------------------------
      Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                              100,000             103,750
      -----------------------------------------------------------------------------------------------------------------------
      Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                                90,000              87,728
      -----------------------------------------------------------------------------------------------------------------------
      Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                       220,000             227,039
                                                                                                              ----------------
                                                                                                                     695,504
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.6%
      -----------------------------------------------------------------------------------------------------------------------
      Hills Stores Co., 12.50% Sr. Nts., Series B, 7/1/03                                        100,000              88,500
      -----------------------------------------------------------------------------------------------------------------------
      K Mart Corp., 7.75% Debs., 10/1/12                                                         100,000              87,250
      -----------------------------------------------------------------------------------------------------------------------
      Venture Holdings Trust, 9.75% Sr. Sub. Nts., 4/1/04                                         78,000              73,905
      -----------------------------------------------------------------------------------------------------------------------
      Waban, Inc., 11% Sr. Sub. Nts., 5/15/04                                                    100,000             110,875
                                                                                                              ----------------
                                                                                                                     360,530
------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 3.1%
------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
      -----------------------------------------------------------------------------------------------------------------------
      Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts., 3/15/04                         100,000              97,500
      -----------------------------------------------------------------------------------------------------------------------
      Dole Food Co., 6.75% Nts., 7/15/00                                                         120,000             119,460
      -----------------------------------------------------------------------------------------------------------------------
      Farm Fresh, Inc., 12.25% Sr. Nts., Series A, 10/1/00                                       100,000              87,000
      -----------------------------------------------------------------------------------------------------------------------
      Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                                    115,000             117,077
      -----------------------------------------------------------------------------------------------------------------------
      Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts., 3/1/06                           150,000             163,125
      -----------------------------------------------------------------------------------------------------------------------
      Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03    (2)             200,000             123,000
                                                                                                              ----------------
                                                                                                                     707,162
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.2%
      -----------------------------------------------------------------------------------------------------------------------
      Integrated Health Services, Inc., 9.625% Sr. Sub. Nts.,
      Series A, 5/31/02                                                                          100,000             102,500
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 1.1%
      -----------------------------------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                        120,000             119,540
      -----------------------------------------------------------------------------------------------------------------------
      Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                    125,000             137,500
      -----------------------------------------------------------------------------------------------------------------------
      Health o meter Products, Inc., Units
      (each unit consists of $1,000 principal amount of 13% sr. sub. nts.,
      8/15/02 and one warrant to purchase 10.96 ordinary shares)                 (9)             100,000             108,500
      -----------------------------------------------------------------------------------------------------------------------
      Mariner Health Group, Inc., 9.50% Sr. Sub. Nts., Series B, 4/1/06                          125,000             123,125
      -----------------------------------------------------------------------------------------------------------------------
      Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts., 8/15/06                             100,000              94,500
      -----------------------------------------------------------------------------------------------------------------------
      Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                                75,000              73,594
                                                                                                              ----------------
                                                                                                                     656,759
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.6%
      -----------------------------------------------------------------------------------------------------------------------
      Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                             220,000             220,275
      -----------------------------------------------------------------------------------------------------------------------
      Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                  65,000              65,166
      -----------------------------------------------------------------------------------------------------------------------
      Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                                    100,000             102,250
                                                                                                              ----------------
                                                                                                                     387,691



19 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          FACE                MARKET VALUE
                                                                                         AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 1.7%
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 1.1%
      -----------------------------------------------------------------------------------------------------------------------
      Coastal Corp.:
      8.125% Sr. Nts., 9/15/02                                                              $     65,000        $     67,860
      8.75% Sr. Nts., 5/15/99                                                                     35,000              36,356
      -----------------------------------------------------------------------------------------------------------------------
      Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                                55,000              56,650
      -----------------------------------------------------------------------------------------------------------------------
      Forcenergy, Inc., 8.50% Sr. Sub. Nts., 2/15/07                             (3)             125,000             119,688
      -----------------------------------------------------------------------------------------------------------------------
      Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                      75,000              73,419
      -----------------------------------------------------------------------------------------------------------------------
      Maxus Energy Corp., 9.875% Nts., 10/15/02                                                  100,000             104,250
      -----------------------------------------------------------------------------------------------------------------------
      Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06            (2)             150,000             109,313
      -----------------------------------------------------------------------------------------------------------------------
      Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                         75,000              69,951
                                                                                                              ----------------
                                                                                                                     637,487
------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.6%
      Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                         75,000              73,916
      -----------------------------------------------------------------------------------------------------------------------
      HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                                          125,000             121,875
      -----------------------------------------------------------------------------------------------------------------------
      Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                             75,000              74,734
      -----------------------------------------------------------------------------------------------------------------------
      Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                                    65,000              67,681
                                                                                                              ----------------
                                                                                                                     338,206
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 5.0%
------------------------------------------------------------------------------------------------------------------------------
BANKS - 1.5%
      BankAmerica Corp., 6% Nts., 7/15/97                                                        200,000             199,986
      -----------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New), 6.625% Sr. Nts., 1/15/98                                       35,000              35,112
      -----------------------------------------------------------------------------------------------------------------------
      Citicorp Capital II, 8.015% Bonds, 2/15/27                                                  75,000              74,023
      -----------------------------------------------------------------------------------------------------------------------
      Citicorp, 5.625% Sr. Nts., 2/15/01                                                          65,000              62,482
      -----------------------------------------------------------------------------------------------------------------------
      First Fidelity Bancorporation, 8.50% Sub. Capital Nts.,
      4/1/98                                                                                      35,000              35,652
      -----------------------------------------------------------------------------------------------------------------------
      First Union Corp., 6.75% Sr. Nts., 1/15/98                                                  35,000              35,136
      -----------------------------------------------------------------------------------------------------------------------
      Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                   110,000             121,172
      -----------------------------------------------------------------------------------------------------------------------
      Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                          110,000             109,145
      -----------------------------------------------------------------------------------------------------------------------
      Mellon Capital I, 7.72% Bonds, 12/1/26                                                      75,000              71,169
      -----------------------------------------------------------------------------------------------------------------------
      Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                                  145,000             145,308
                                                                                                              ----------------
                                                                                                                     889,185
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.7%
      -----------------------------------------------------------------------------------------------------------------------
      American General Finance Corp., 8.50% Sr. Nts., 8/15/98                                     45,000              46,196
      -----------------------------------------------------------------------------------------------------------------------
      Associates Corp. of North America, 7.40% Medium-Term Nts., 7/7/99                           45,000              45,699
      -----------------------------------------------------------------------------------------------------------------------
      Beneficial Corp., 9.125% Debs., 2/15/98                                                    110,000             112,343
      -----------------------------------------------------------------------------------------------------------------------
      Consorcio G. Grupo Dina SA de CV/MCII Holdings (USA),
      Inc., 0%/12% Sr. Sec. Disc. Nts., 11/15/02                                 (2)             125,000             106,563
      -----------------------------------------------------------------------------------------------------------------------
      Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                        50,000              50,043
      -----------------------------------------------------------------------------------------------------------------------
      Capital One Funding Corp., 7.25% Nts., 12/1/03                                              40,000              38,733
      -----------------------------------------------------------------------------------------------------------------------
      Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec. Unsub. Nts., 1/26/01                    50,000              50,327
      -----------------------------------------------------------------------------------------------------------------------
      Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                          110,000             105,151



20 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          FACE                MARKET VALUE
                                                                                         AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------
      Countrywide Funding Corp.:
      6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                         $     65,000        $     63,061
      6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                             45,000              44,406
      6.57% Gtd. Medium-Term Nts., Series A, 8/4/97                                               45,000              45,112
      -----------------------------------------------------------------------------------------------------------------------
      Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                          110,000             110,466
      -----------------------------------------------------------------------------------------------------------------------
      General Motors Acceptance Corp.:
      5.625% Nts., 2/15/01                                                                       125,000             119,757
      5.65% Medium-Term Nts., 12/15/97                                                           200,000             199,602
      -----------------------------------------------------------------------------------------------------------------------
      Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                                      35,000              35,966
      -----------------------------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                              100,000              98,848
      -----------------------------------------------------------------------------------------------------------------------
      Norwest Financial, Inc., 6.50% Sr. Nts., 11/15/97                                           35,000              35,086
      -----------------------------------------------------------------------------------------------------------------------
      Olympic Financial Ltd., Units
      (each unit consists of $1,000 principal amount of 11.50% sr. nts.,
      3/15/07 and one warrant to purchase 6.84 shares of common stock)             (9)           125,000             118,125
      -----------------------------------------------------------------------------------------------------------------------
      Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                                        35,000              35,821
      -----------------------------------------------------------------------------------------------------------------------
      Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D, 3/1/99                                125,000             129,446
                                                                                                              ----------------
                                                                                                                   1,590,751
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
      -----------------------------------------------------------------------------------------------------------------------
      Cigna Corp., 7.90% Nts., 12/14/98                                                          120,000             122,316
      -----------------------------------------------------------------------------------------------------------------------
      Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                          100,000              99,317
      -----------------------------------------------------------------------------------------------------------------------
      SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                     125,000             129,274
      -----------------------------------------------------------------------------------------------------------------------
      Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
      4/15/01                                                                                    110,000             109,157
                                                                                                              ----------------
                                                                                                                     460,064
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.3%
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
      -----------------------------------------------------------------------------------------------------------------------
      American Standard, Inc., 10.875% Sr. Nts., 5/15/99                           (4)           100,000             105,500
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.7%
      -----------------------------------------------------------------------------------------------------------------------
      Beverly Enterprises, Inc., 9% Gtd. Sr. Nts., 2/15/06                                       100,000             101,125
      -----------------------------------------------------------------------------------------------------------------------
      Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                                   125,000             131,875
      -----------------------------------------------------------------------------------------------------------------------
      Sun Co., Inc., 7.95% Debs., 12/15/01                                                       125,000             129,301
      -----------------------------------------------------------------------------------------------------------------------
      USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06                    (4)            80,000              76,432
                                                                                                              ----------------
                                                                                                                     438,733
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.0%
      -----------------------------------------------------------------------------------------------------------------------
      Day International Group, Inc., 11.125% Sr. Sub. Nts.,
      Series B, 6/1/05                                                                           100,000             103,000
      -----------------------------------------------------------------------------------------------------------------------
      Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                            100,000             104,500
      -----------------------------------------------------------------------------------------------------------------------
      International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                               100,000             105,250
      -----------------------------------------------------------------------------------------------------------------------
      Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                                           50,000              48,750
      -----------------------------------------------------------------------------------------------------------------------
      Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                            (4)            30,000              30,150
      -----------------------------------------------------------------------------------------------------------------------
      Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                    100,000             109,000
      -----------------------------------------------------------------------------------------------------------------------
      Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                               100,000              99,657
                                                                                                              ----------------
                                                                                                                     600,307





21 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          FACE                MARKET VALUE
                                                                                         AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
      -----------------------------------------------------------------------------------------------------------------------
      Federal Express Corp., 6.25% Nts., 4/15/98                                         $       165,000     $       164,726
      -----------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp., 7% Nts., 6/15/00                                                      105,000             105,601
                                                                                                              ----------------
                                                                                                                     270,327
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 4.2%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.3%
      -----------------------------------------------------------------------------------------------------------------------
      British Aerospace plc, 8% Debs., 5/27/97                                                    45,000              45,056
      -----------------------------------------------------------------------------------------------------------------------
      GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                              125,000             126,875
                                                                                                              ----------------
                                                                                                                     171,931
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.3%
      -----------------------------------------------------------------------------------------------------------------------
      Digital Equipment Corp., 7% Nts., 11/15/97                                                 159,000             159,602
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.9%
      -----------------------------------------------------------------------------------------------------------------------
      McCaw International Ltd., Units (each unit consists of
      $1,000 principal amount of 0%/13% sr. disc. nts., 4/15/07
      and one warrant to purchase 0.10616 share of common
      stock)                                                               (2)(3)(9)             200,000              99,500
      -----------------------------------------------------------------------------------------------------------------------
      Nextel Communications, Inc., 0%/9.75% Sr.
      Disc. Nts., 8/15/04                                                        (2)             200,000             146,000
      -----------------------------------------------------------------------------------------------------------------------
      Sprint Spectrum LP/Sprint Spectrum Finance
      Corp., 11% Sr. Nts., 8/15/06                                                               100,000             109,500
      -----------------------------------------------------------------------------------------------------------------------
      Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                              100,000             105,750
      -----------------------------------------------------------------------------------------------------------------------
      Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                                       100,000              98,875
                                                                                                              ----------------
                                                                                                                     559,625
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.7%
      -----------------------------------------------------------------------------------------------------------------------
      American Communications Services, Inc.,
      0%/13% Sr. Disc. Nts., 11/1/05                                             (2)             125,000              65,625
      -----------------------------------------------------------------------------------------------------------------------
      Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04                     (2)             150,000             133,125
      -----------------------------------------------------------------------------------------------------------------------
      Brooks Fiber Properties, Inc., 0%/11.875%
      Sr. Disc. Nts., 11/1/06                                                    (2)             125,000              78,125
      -----------------------------------------------------------------------------------------------------------------------
      Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                        75,000              75,750
      -----------------------------------------------------------------------------------------------------------------------
      Comcast UK Cable Partner Ltd., 0%/11.20%
      Sr. Disc. Debs., 11/15/07                                                  (2)             125,000              86,875
      -----------------------------------------------------------------------------------------------------------------------
      Continental Cablevision, Inc., 10.625% Sr. Sub. Nts.,
      6/15/02                                                                                    125,000             132,091
      -----------------------------------------------------------------------------------------------------------------------
      Diamond Cable Communications plc, 0%/10.75%
      Sr. Disc. Nts., 2/15/07                                                (2) (3)             125,000              75,313
      -----------------------------------------------------------------------------------------------------------------------
      Hyperion Telecommunications, Inc., 0%/13% Sr.
      Disc. Nts., Series B, 4/15/03                                              (2)             250,000             129,375
      -----------------------------------------------------------------------------------------------------------------------
      International CableTel, Inc., 0%/11.50% Sr.
      Deferred Coupon Nts., Series B, 2/1/06                                     (2)             250,000             163,750
      -----------------------------------------------------------------------------------------------------------------------
      IXC Communications, Inc., 12.50% Nts., Series B, 10/1/05                                   125,000             137,344
      -----------------------------------------------------------------------------------------------------------------------
      MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                                         110,000             111,267
      -----------------------------------------------------------------------------------------------------------------------
      MFS Communications Co., Inc., 0%/9.375% Sr.
      Disc. Nts., 1/15/04                                                        (2)             150,000             136,313
      -----------------------------------------------------------------------------------------------------------------------
      Teleport Communications Group, Inc.:
      0%/11.125% Sr. Disc. Nts., 7/1/07                                          (2)              50,000              34,625
      9.875% Sr. Nts., 7/1/06                                                                     50,000              52,500



22 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          FACE                MARKET VALUE
                                                                                         AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------
      U.S. West Capital Funding, Inc., 6.85% Gtd. Nts., 1/15/02                          $       175,000     $       173,376
                                                                                                              ----------------
                                                                                                                   1,585,454
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.0%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.3%
      -----------------------------------------------------------------------------------------------------------------------
      Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                              110,000             111,653
      -----------------------------------------------------------------------------------------------------------------------
      El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99              (4)              50,000              50,125
                                                                                                               ---------------
                                                                                                                     161,778
------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.4%
      -----------------------------------------------------------------------------------------------------------------------
      Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                  180,000             177,589
      -----------------------------------------------------------------------------------------------------------------------
      Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                             75,000              73,580
                                                                                                              ----------------
                                                                                                                     251,169
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.3%
      -----------------------------------------------------------------------------------------------------------------------
      GTE Corp., 8.85% Debs., 3/1/98                                                              45,000              45,896
      -----------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc., 13.50% Sr. Nts., Series B, 6/1/05                         100,000             110,500
                                                                                                              ----------------
                                                                                                                     156,396
                                                                                                              ----------------

      Total Non-Convertible Corporate Bonds and Notes (Cost $16,114,004)                                          16,042,733

------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.1%
------------------------------------------------------------------------------------------------------------------------------
      Barnett Banks, Inc., 8.50% Sub. Exchangeable Nts., 3/1/99
      (Cost $42,572)                                                                              40,000              41,295


                                                                                               SHARES

------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 56.5%
------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.6%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
      -----------------------------------------------------------------------------------------------------------------------
      Ciba Specialty Chemicals AG                                               (10)               1,000              86,193
      -----------------------------------------------------------------------------------------------------------------------
      Dexter Corp.                                                                                 5,000             149,375
      -----------------------------------------------------------------------------------------------------------------------
      Du Pont (E.I.) De Nemours & Co.                                                              2,000             212,250
      -----------------------------------------------------------------------------------------------------------------------
      IMC Global, Inc.                                                                             2,834             104,504
                                                                                                              ----------------
                                                                                                                     552,322
------------------------------------------------------------------------------------------------------------------------------
METALS - 1.4%
      -----------------------------------------------------------------------------------------------------------------------
      Allegheny Teledyne, Inc.                                                                     3,500              93,187
      -----------------------------------------------------------------------------------------------------------------------
      Aluminum Co. of America                                                                      2,500             174,687
      -----------------------------------------------------------------------------------------------------------------------
      Carpenter Technology Corp.                                                                   3,700             150,312
      -----------------------------------------------------------------------------------------------------------------------
      Oregon Steel Mills, Inc.                                                                     7,400             122,100
      -----------------------------------------------------------------------------------------------------------------------
      RMI Titanium Co.                                                          (10)               4,000              85,500
      -----------------------------------------------------------------------------------------------------------------------
      UNR Industries, Inc.                                                                        25,000             153,125
      -----------------------------------------------------------------------------------------------------------------------
      Western Mining Corp. Holdings Ltd.                                                          10,000              59,404
                                                                                                              ----------------
                                                                                                                     838,315
------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.3%
      -----------------------------------------------------------------------------------------------------------------------
      Fort Howard Corp.                                                         (10)               4,700             161,856
------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 10.0%
------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.5%
      -----------------------------------------------------------------------------------------------------------------------
      Bridgestone Corp.                                                                            3,000              63,825
      -----------------------------------------------------------------------------------------------------------------------
      Camden Property Trust                                                                        5,400             147,150



23 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                                              MARKET VALUE
                                                                                         SHARES               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------
      Capstone Capital Corp.                                                                       6,700       $     150,750
      -----------------------------------------------------------------------------------------------------------------------
      Cheung Kong (Holdings) Ltd.                                               (10)               9,000              79,003
      -----------------------------------------------------------------------------------------------------------------------
      Cornerstone Properties, Inc.                                              (10)               9,900             144,787
      -----------------------------------------------------------------------------------------------------------------------
      Crescent Real Estate Equities, Inc.                                                          9,200             241,500
      -----------------------------------------------------------------------------------------------------------------------
      Groupe SEB SA                                                                                  700             123,416
      -----------------------------------------------------------------------------------------------------------------------
      Health & Retirement Properties Trust                                                         7,800             147,225
      -----------------------------------------------------------------------------------------------------------------------
      Honda Motor Co.                                                                              3,000              93,137
      -----------------------------------------------------------------------------------------------------------------------
      Meditrust Corp.                                                                              3,900             142,350
      -----------------------------------------------------------------------------------------------------------------------
      Miller Industries, Inc.                                                   (10)               7,200              85,500
      -----------------------------------------------------------------------------------------------------------------------
      Rinnai Corp.                                                                                 3,000              54,369
                                                                                                              ----------------
                                                                                                                   1,473,012
------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.2%
      -----------------------------------------------------------------------------------------------------------------------
      AMR Corp.                                                                 (10)               1,700             158,312
      -----------------------------------------------------------------------------------------------------------------------
      CapStar Hotel Co.                                                         (10)               2,400              68,100
      -----------------------------------------------------------------------------------------------------------------------
      CDL Hotels International Ltd.                                                              198,000              86,265
      -----------------------------------------------------------------------------------------------------------------------
      Delta Air Lines, Inc.                                                                        1,600             147,400
      -----------------------------------------------------------------------------------------------------------------------
      Dover Downs Entertainment, Inc.                                                              4,500              73,687
      -----------------------------------------------------------------------------------------------------------------------
      Einstein/Noah Bagel Corp.                                                 (10)               4,500              82,969
      -----------------------------------------------------------------------------------------------------------------------
      Galoob Toys, Inc.                                                         (10)                 600              10,125
      -----------------------------------------------------------------------------------------------------------------------
      Granada Group plc                                                                            6,000              86,744
      -----------------------------------------------------------------------------------------------------------------------
      Landry's Seafood Restaurants, Inc.                                        (10)               5,500              77,258
      -----------------------------------------------------------------------------------------------------------------------
      Papa John's International, Inc.                                           (10)               3,625              93,344
      -----------------------------------------------------------------------------------------------------------------------
      Piccadilly Cafeterias, Inc.                                                                  7,900              71,100
      -----------------------------------------------------------------------------------------------------------------------
      Regal Cinemas, Inc.                                                       (10)               5,800             158,050
      -----------------------------------------------------------------------------------------------------------------------
      Vistana, Inc.                                                             (10)               6,500              62,156
      -----------------------------------------------------------------------------------------------------------------------
      Wyndham Hotel Corp.                                                       (10)               5,400             149,175
                                                                                                              ----------------
                                                                                                                   1,324,685
------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.0%
      -----------------------------------------------------------------------------------------------------------------------
      Applied Graphics Technologies, Inc.                                       (10)               2,100              63,525
      -----------------------------------------------------------------------------------------------------------------------
      Benpres Holdings Corp., Sponsored GDR                                     (10)               5,000              36,029
      -----------------------------------------------------------------------------------------------------------------------
      Heftel Broadcasting Corp., A Shares                                       (10)               3,200             160,000
      -----------------------------------------------------------------------------------------------------------------------
      Reed International plc                                                                       4,500              83,020
      -----------------------------------------------------------------------------------------------------------------------
      Reuters Holdings plc                                                                         8,000              82,363
      -----------------------------------------------------------------------------------------------------------------------
      Television Broadcasts Ltd.                                                                  24,000              98,522
      -----------------------------------------------------------------------------------------------------------------------
      Wolters Kluwer NV                                                                              700              82,968
                                                                                                              ----------------
                                                                                                                     606,427
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.7%
      -----------------------------------------------------------------------------------------------------------------------
      adidas AG                                                                                      600              62,194
      -----------------------------------------------------------------------------------------------------------------------
      Dollar Tree Stores, Inc.                                                  (10)               3,100             122,450
      -----------------------------------------------------------------------------------------------------------------------
      Federated Department Stores, Inc.                                         (10)               2,300              78,200
      -----------------------------------------------------------------------------------------------------------------------
      Fila Holding SpA, Sponsored ADR                                                              1,500              64,875
      -----------------------------------------------------------------------------------------------------------------------
      Marks & Spencer plc                                                                         13,000             103,149
      -----------------------------------------------------------------------------------------------------------------------
      Nautica Enterprises, Inc.                                                 (10)               3,600              79,650
      -----------------------------------------------------------------------------------------------------------------------
      North Face, Inc. (The)                                                    (10)               4,900              69,212
      -----------------------------------------------------------------------------------------------------------------------
      Sears Roebuck & Co.                                                                          2,900             139,200




24 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                          SHARES              MARKET VALUE
                                                                                                              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------
      St. John Knits, Inc.                                                                         2,600        $     99,775
      -----------------------------------------------------------------------------------------------------------------------
      Wolverine World Wide, Inc.                                                                   4,050             163,012
                                                                                                                ------------
                                                                                                                     981,717
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.6%
      -----------------------------------------------------------------------------------------------------------------------
      Argos plc                                                                                   10,000             104,658
      -----------------------------------------------------------------------------------------------------------------------
      Brown Group, Inc.                                                                            8,300             137,987
      -----------------------------------------------------------------------------------------------------------------------
      CDW Computer Centers, Inc.                                                  (10)             2,900             139,200
      -----------------------------------------------------------------------------------------------------------------------
      Cifra SA de CV, Unsponsored ADR, B Shares                                                   45,000              68,580
      -----------------------------------------------------------------------------------------------------------------------
      CompUSA, Inc.                                                                                1,000              19,250
      -----------------------------------------------------------------------------------------------------------------------
      Costco Cos., Inc.                                                           (10)             5,100             147,262
      -----------------------------------------------------------------------------------------------------------------------
      Dickson Concepts International Ltd.                                                         27,000              99,684
      -----------------------------------------------------------------------------------------------------------------------
      Eagle Hardware and Garden, Inc.                                             (10)             2,700              50,625
      -----------------------------------------------------------------------------------------------------------------------
      Finish Line, Inc., Cl. A                                                    (10)             7,600              78,375
      -----------------------------------------------------------------------------------------------------------------------
      Guitar Center, Inc.                                                         (10)             3,200              45,200
      -----------------------------------------------------------------------------------------------------------------------
      Hennes & Mauritz AB, B Shares                                                                  850             122,969
      -----------------------------------------------------------------------------------------------------------------------
      Insight Enterprises, Inc.                                                   (10)             2,900              68,875
      -----------------------------------------------------------------------------------------------------------------------
      Jusco Co.                                                                                    3,000              92,191
      -----------------------------------------------------------------------------------------------------------------------
      Koninklijke Ahold NV                                                                         1,733             118,314
      -----------------------------------------------------------------------------------------------------------------------
      New England Business Service, Inc.                                                           5,800             152,975
      -----------------------------------------------------------------------------------------------------------------------
      Shimamura Co. Ltd.                                                                           2,000              58,782
                                                                                                                ------------
                                                                                                                   1,504,927
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 8.7%
-----------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 1.0%
      -----------------------------------------------------------------------------------------------------------------------
      Anheuser-Busch Cos., Inc.                                                                    7,100             304,412
      -----------------------------------------------------------------------------------------------------------------------
      Embotelladora Andina SA, ADR, A Shares                                                       6,400             128,000
      -----------------------------------------------------------------------------------------------------------------------
      Fomento Economico Mexicano SA de CV, Cl. B, Sponsored ADR                                   20,000              94,056
      -----------------------------------------------------------------------------------------------------------------------
      Quilmes Industrial Quinsa SA, Sponsored ADR                                                  7,500              83,437
                                                                                                                ------------
                                                                                                                     609,905
------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 0.3%
      -----------------------------------------------------------------------------------------------------------------------
      ITT Educational Services, Inc.                                              (10)             4,200              95,550
      -----------------------------------------------------------------------------------------------------------------------
      Learning Tree International, Inc.                                           (10)             3,400             107,100
                                                                                                                ------------
                                                                                                                     202,650
------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.7%
      -----------------------------------------------------------------------------------------------------------------------
      American Stores Co.                                                                          4,200             191,100
      -----------------------------------------------------------------------------------------------------------------------
      Carrefour Supermarche SA                                                                       190             118,628
      -----------------------------------------------------------------------------------------------------------------------
      Colruyt SA                                                                  (10)               250             103,583
      -----------------------------------------------------------------------------------------------------------------------
      Danisco AS                                                                                   1,700              98,525
      -----------------------------------------------------------------------------------------------------------------------
      JP Foodservice, Inc.                                                        (10)             2,700              75,262
      -----------------------------------------------------------------------------------------------------------------------
      Kroger Co.                                                                  (10)             8,000             220,000
      -----------------------------------------------------------------------------------------------------------------------
      PT Indofood Sukses Makmur                                                                   55,000             113,735
      -----------------------------------------------------------------------------------------------------------------------
      William Morrison Supermarkets plc                                                           40,000             104,496
                                                                                                                ------------
                                                                                                                   1,025,329
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.1%
      -----------------------------------------------------------------------------------------------------------------------
      Dura Pharmaceuticals, Inc.                                                  (10)             4,700             136,300
      -----------------------------------------------------------------------------------------------------------------------
      Glaxo Wellcome plc, Sponsored ADR                                                            4,300             169,312
      -----------------------------------------------------------------------------------------------------------------------
      Jones Medical Industries, Inc.                                                               5,450             192,112



25 Oppenheimer LifeSpan Funds


       -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund

                                                                                                             MARKET VALUE
                                                                                         SHARES              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------
      Medicis Pharmaceutical Corp., Cl. A                                        (10)              4,250       $     104,125
      -----------------------------------------------------------------------------------------------------------------------
      Novartis AG                                                                                    100             131,801
      -----------------------------------------------------------------------------------------------------------------------
      Novo-Nordisk AS, B Shares                                                                    1,000              98,920
      -----------------------------------------------------------------------------------------------------------------------
      Roche Holding AG                                                                                12             101,396
      -----------------------------------------------------------------------------------------------------------------------
      Schering AG                                                                                  1,000              95,861
      -----------------------------------------------------------------------------------------------------------------------
      Takeda Chemical Industries Ltd.                                                              5,000             115,436
      -----------------------------------------------------------------------------------------------------------------------
      Zeneca Group plc                                                                             4,000             120,981
                                                                                                                ------------
                                                                                                                   1,266,244
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.3%
      -----------------------------------------------------------------------------------------------------------------------
      Acuson Corp.                                                               (10)              3,500              84,875
      -----------------------------------------------------------------------------------------------------------------------
      Luxottica Group SpA, Sponsored ADR                                                           1,500              90,562
      -----------------------------------------------------------------------------------------------------------------------
      National Surgery Centers, Inc.                                             (10)              4,200             126,000
      -----------------------------------------------------------------------------------------------------------------------
      Orthodontic Centers of America, Inc.                                       (10)              4,200              50,400
      -----------------------------------------------------------------------------------------------------------------------
      Pediatrix Medical Group, Inc.                                              (10)              4,100             135,300
      -----------------------------------------------------------------------------------------------------------------------
      Physician Sales & Service, Inc.                                            (10)              6,300              91,350
      -----------------------------------------------------------------------------------------------------------------------
      Renal Treatment Centers, Inc.                                              (10)              5,100             110,287
      -----------------------------------------------------------------------------------------------------------------------
      Rural/Metro Corp.                                                          (10)              4,400             126,500
      -----------------------------------------------------------------------------------------------------------------------
      SmithKline Beecham plc                                                                       8,447             135,896
      -----------------------------------------------------------------------------------------------------------------------
      Tenet Healthcare Corp.                                                     (10)              5,535             143,910
      -----------------------------------------------------------------------------------------------------------------------
      Theragenics Corp.                                                          (10)              2,800              47,600
      -----------------------------------------------------------------------------------------------------------------------
      Total Renal Care Holdings, Inc.                                            (10)              3,500             112,437
      -----------------------------------------------------------------------------------------------------------------------
      WellPoint Health Networks, Inc.                                            (10)              2,400             101,400
      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,356,517
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.9%
      -----------------------------------------------------------------------------------------------------------------------
      Blyth Industries, Inc.                                                     (10)              4,100             161,950
      -----------------------------------------------------------------------------------------------------------------------
      L'OREAL                                                                                        350             124,195
      -----------------------------------------------------------------------------------------------------------------------
      Premark International, Inc.                                                                  5,600             137,200
      -----------------------------------------------------------------------------------------------------------------------
      Reckitt & Colman plc                                                                         9,000             122,669
                                                                                                                ------------
                                                                                                                     546,014
------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
      -----------------------------------------------------------------------------------------------------------------------
      RJR Nabisco Holdings Corp.                                                                   7,900             235,025
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.7%
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.6%
      -----------------------------------------------------------------------------------------------------------------------
      Diamond Offshore Drilling, Inc.                                            (10)              1,200              77,250
      -----------------------------------------------------------------------------------------------------------------------
      Global Marine, Inc.                                                        (10)              3,400              68,425
      -----------------------------------------------------------------------------------------------------------------------
      Oryx Energy Co.                                                                              3,400              68,000
      -----------------------------------------------------------------------------------------------------------------------
      Tidewater, Inc.                                                                              1,400              56,175
      -----------------------------------------------------------------------------------------------------------------------
      Varco International, Inc.                                                  (10)              2,800              64,400
                                                                                                                ------------
                                                                                                                     334,250
------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 3.1%
      -----------------------------------------------------------------------------------------------------------------------
      Amoco Corp.                                                                                  3,100             259,237

      -----------------------------------------------------------------------------------------------------------------------
      Atlantic Richfield Co.                                                                       1,500             204,188
      -----------------------------------------------------------------------------------------------------------------------
      Chevron Corp.                                                                                5,900             404,150
      -----------------------------------------------------------------------------------------------------------------------
      Exxon Corp.                                                                                  6,400             362,400
      -----------------------------------------------------------------------------------------------------------------------
      Global Industries Ltd.                                                     (10)              3,600              75,600
      -----------------------------------------------------------------------------------------------------------------------
      Mobil Corp.                                                                                  2,500             325,000



26 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund


                                                                                                             MARKET VALUE
                                                                                         SHARES              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------
      Swift Energy Co.                                                           (10)              2,900        $     61,263
      -----------------------------------------------------------------------------------------------------------------------
      Total SA, B Shares                                                                           1,641             136,085
                                                                                                                -------------
                                                                                                                   1,827,923
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 7.1%
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 3.1%
      -----------------------------------------------------------------------------------------------------------------------
      Banco Popular Espanol SA                                                                       400              84,888
      -----------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp.                                                                            3,800             444,125
      -----------------------------------------------------------------------------------------------------------------------
      BankBoston Corp.                                                                             4,800             349,200
      -----------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New)                                                                  1,800             166,725
      -----------------------------------------------------------------------------------------------------------------------
      HSBC Holdings plc                                                                            4,000             101,207
      -----------------------------------------------------------------------------------------------------------------------
      Lloyds TSB Group plc                                                                        11,000             100,488
      -----------------------------------------------------------------------------------------------------------------------
      NationsBank Corp.                                                                            5,400             326,025
      -----------------------------------------------------------------------------------------------------------------------
      PNC Bank Corp.                                                                               6,500             267,313
                                                                                                                -------------
                                                                                                                   1,839,971
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.7%
      -----------------------------------------------------------------------------------------------------------------------
      Amresco, Inc.                                                              (10)              7,300             106,306
      -----------------------------------------------------------------------------------------------------------------------
      Dean Witter, Discover & Co.                                                                  5,100             195,075
      -----------------------------------------------------------------------------------------------------------------------
      First Pacific Co. Ltd.                                                                      46,000              54,928
      -----------------------------------------------------------------------------------------------------------------------
      Haw Par Brothers International Ltd.                                                         41,000              90,146
      -----------------------------------------------------------------------------------------------------------------------
      ING Groep NV                                                                                 2,552             100,214
      -----------------------------------------------------------------------------------------------------------------------
      Lend Lease Corp. Ltd.                                                                        4,500              86,316
      -----------------------------------------------------------------------------------------------------------------------
      Nichiei Co. Ltd.                                                                             1,300             104,483
      -----------------------------------------------------------------------------------------------------------------------
      Perlis Plantations Berhad                                                                   28,000              83,666
      -----------------------------------------------------------------------------------------------------------------------
      Salomon, Inc.                                                                                2,500             125,000
      -----------------------------------------------------------------------------------------------------------------------
      Sirrom Capital Corp.                                                                         3,600             112,050
      -----------------------------------------------------------------------------------------------------------------------
      Southcorp Holdings Ltd.                                                                     29,000             101,505
      -----------------------------------------------------------------------------------------------------------------------
      Swire Pacific Ltd., Cl. B                                                                   87,000             115,678
      -----------------------------------------------------------------------------------------------------------------------
      Travelers Group, Inc.                                                                        4,000             221,500
      -----------------------------------------------------------------------------------------------------------------------
      United Industrial Corp. Ltd.                                                               100,000              75,364
                                                                                                                -------------
                                                                                                                   1,572,231
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
      -----------------------------------------------------------------------------------------------------------------------
      AFLAC, Inc.                                                                                  1,500              64,500
      -----------------------------------------------------------------------------------------------------------------------
      Chubb Corp.                                                                                  2,500             144,375
      -----------------------------------------------------------------------------------------------------------------------
      Conseco, Inc.                                                                                5,300             219,288
      -----------------------------------------------------------------------------------------------------------------------
      Equitable Cos., Inc.                                                                         3,700             108,225
      -----------------------------------------------------------------------------------------------------------------------
      Hartford Steam Boiler Inspection & Insurance Co.                                             2,700             129,938
      -----------------------------------------------------------------------------------------------------------------------
      Travelers Property Casualty Corp., Cl. A                                                     3,600             121,500
                                                                                                                -------------
                                                                                                                     787,826
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 8.0%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.9%
      -----------------------------------------------------------------------------------------------------------------------
      ABB AG                                                                                          65              78,744
      -----------------------------------------------------------------------------------------------------------------------
      Johnson Electric Holdings Ltd.                                                              35,000              94,881
      -----------------------------------------------------------------------------------------------------------------------
      Mabuchi Motor Co.                                                                              800              40,533
      -----------------------------------------------------------------------------------------------------------------------
      Rockwell International Corp.                                                                 4,700             312,550
                                                                                                                -------------
                                                                                                                     526,708


27 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund


                                                                                                             MARKET VALUE
                                                                                         SHARES              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.7%
      -----------------------------------------------------------------------------------------------------------------------
      Computer Horizons Corp.                                                    (10)              4,200       $     182,700
      -----------------------------------------------------------------------------------------------------------------------
      Computer Task Group, Inc.                                                                    2,500             107,813
      -----------------------------------------------------------------------------------------------------------------------
      Corestaff, Inc.                                                            (10)              6,300             109,463
      -----------------------------------------------------------------------------------------------------------------------
      Corrections Corp. of America                                               (10)              6,200             202,275
      -----------------------------------------------------------------------------------------------------------------------
      DT Industries, Inc.                                                                          2,300              59,800
      -----------------------------------------------------------------------------------------------------------------------
      Hays plc                                                                                    13,000             114,961
      -----------------------------------------------------------------------------------------------------------------------
      Kurita Water Industries Ltd.                                                                 5,000             105,587
      -----------------------------------------------------------------------------------------------------------------------
      NGK Spark Plug Co.                                                                           6,000              60,043
      -----------------------------------------------------------------------------------------------------------------------
      Precision Response Corp.                                                   (10)              3,800              62,225
      -----------------------------------------------------------------------------------------------------------------------
      SGS Societe Generale de Surveillance Holding SA, Series B                                       45              93,150
      -----------------------------------------------------------------------------------------------------------------------
      SITEL Corp.                                                                (10)              8,400              82,950
      -----------------------------------------------------------------------------------------------------------------------
      Sykes Enterprises, Inc.                                                    (10)              3,600             102,600
      -----------------------------------------------------------------------------------------------------------------------
      Tetra Tech, Inc.                                                           (10)              5,400              76,950
      -----------------------------------------------------------------------------------------------------------------------
      Transaction Systems Architects, Inc., Cl. A                                (10)              4,200             126,000
      -----------------------------------------------------------------------------------------------------------------------
      United Waste Systems, Inc.                                                 (10)              3,000             101,250
                                                                                                                -------------
                                                                                                                   1,587,767
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.7%
      -----------------------------------------------------------------------------------------------------------------------
      AGCO Corp.                                                                                   6,500             168,188
      -----------------------------------------------------------------------------------------------------------------------
      Bic Corp.                                                                                      700             110,942
      -----------------------------------------------------------------------------------------------------------------------
      Canon Sales Co., Inc.                                                                        3,300              68,387
      -----------------------------------------------------------------------------------------------------------------------
      Case Corp.                                                                                   3,200             177,200
      -----------------------------------------------------------------------------------------------------------------------
      Deere & Co.                                                                                  3,100             142,600
      -----------------------------------------------------------------------------------------------------------------------
      Ingersoll-Rand Co.                                                                           3,100             152,288
      -----------------------------------------------------------------------------------------------------------------------
      Mannesmann AG                                                                                  250              98,345
      -----------------------------------------------------------------------------------------------------------------------
      Mark IV Industries, Inc.                                                                     2,425              56,381
      -----------------------------------------------------------------------------------------------------------------------
      Mitsubishi Heavy Industries Ltd.                                                             7,000              46,222
      -----------------------------------------------------------------------------------------------------------------------
      NSK Ltd.                                                                                     7,000              42,250
      -----------------------------------------------------------------------------------------------------------------------
      PACCAR, Inc.                                                                                 4,500             314,438
      -----------------------------------------------------------------------------------------------------------------------
      Ricoh Co. Ltd.                                                                              11,000             130,880
      -----------------------------------------------------------------------------------------------------------------------
      Shinmaywa Industries Ltd.                                                                    6,000              37,869
      -----------------------------------------------------------------------------------------------------------------------
      Sidel SA                                                                                     1,100              79,008
      -----------------------------------------------------------------------------------------------------------------------
      SMC Corp.                                                                                      500              36,640
      -----------------------------------------------------------------------------------------------------------------------
      Textron, Inc.                                                                                2,600             289,575
      -----------------------------------------------------------------------------------------------------------------------
      U.S. Industries, Inc.                                                      (10)              5,700             205,913
                                                                                                                -------------
                                                                                                                   2,157,126
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
      -----------------------------------------------------------------------------------------------------------------------
      Brambles Industries Ltd.                                                                     5,000              90,670
      -----------------------------------------------------------------------------------------------------------------------
      GATX Corp.                                                                                   3,600             197,100
      -----------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp.                                                                          2,300             146,625
      -----------------------------------------------------------------------------------------------------------------------
                                                                                                                     434,395
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 9.8%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.5%
      -----------------------------------------------------------------------------------------------------------------------
      General Dynamics Corp.                                                                       3,900             277,875
      -----------------------------------------------------------------------------------------------------------------------
      Lockheed Martin Corp.                                                                        3,100             277,450
      -----------------------------------------------------------------------------------------------------------------------
      Thiokol Corp.                                                                                  200              13,050
      -----------------------------------------------------------------------------------------------------------------------
      TRW, Inc.                                                                                    5,700             297,113
                                                                                                                -------------
                                                                                                                     865,488


28 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund


                                                                                                             MARKET VALUE
                                                                                         SHARES              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.4%
      -----------------------------------------------------------------------------------------------------------------------
      Compaq Computer Corp.                                                      (10)              1,000        $     85,375
      -----------------------------------------------------------------------------------------------------------------------
      Dell Computer Corp.                                                        (10)              1,200             100,425
      -----------------------------------------------------------------------------------------------------------------------
      Gateway 2000, Inc.                                                         (10)              1,800              98,775
      -----------------------------------------------------------------------------------------------------------------------
      Henry (Jack) & Associates, Inc.                                                              5,550             105,450
      -----------------------------------------------------------------------------------------------------------------------
      Network Appliance, Inc.                                                    (10)              2,500              72,813
      -----------------------------------------------------------------------------------------------------------------------
      Seagate Technology                                                         (10)              4,600             211,025
      -----------------------------------------------------------------------------------------------------------------------
      Storage Technology Corp. (New)                                             (10)              5,100             179,138
                                                                                                                -------------
                                                                                                                     853,001
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 1.9%
      -----------------------------------------------------------------------------------------------------------------------
      Cambridge Technology Partners, Inc.                                        (10)              3,900             103,838
      -----------------------------------------------------------------------------------------------------------------------
      Inso Corp.                                                                 (10)              2,000              42,000
      -----------------------------------------------------------------------------------------------------------------------
      JDA Software Group, Inc.                                                   (10)              2,000              50,500
      -----------------------------------------------------------------------------------------------------------------------
      Pegasystems, Inc.                                                          (10)              2,400              47,100
      -----------------------------------------------------------------------------------------------------------------------
      Rational Software Corp.                                                    (10)              3,800              52,488
      -----------------------------------------------------------------------------------------------------------------------
      Remedy Corp.                                                               (10)              3,000              97,125
      -----------------------------------------------------------------------------------------------------------------------
      SAP AG, Preference                                                                             400              73,663
      -----------------------------------------------------------------------------------------------------------------------
      Sapient Corp.                                                              (10)              2,000              71,750
      -----------------------------------------------------------------------------------------------------------------------
      Scopus Technology, Inc.                                                    (10)              3,800             101,650
      -----------------------------------------------------------------------------------------------------------------------
      Security Dynamics Technologies, Inc.                                       (10)              3,800              95,950
      -----------------------------------------------------------------------------------------------------------------------
      Technology Solutions Co.                                                   (10)              3,800             100,225
      -----------------------------------------------------------------------------------------------------------------------
      Veritas Software Corp.                                                     (10)                900              30,263
      -----------------------------------------------------------------------------------------------------------------------
      Viasoft, Inc.                                                              (10)              1,600              68,000
      -----------------------------------------------------------------------------------------------------------------------
      Visio Corp.                                                                (10)              1,600              81,200
      -----------------------------------------------------------------------------------------------------------------------
      Wind River Systems                                                         (10)              3,200              73,600
                                                                                                                -------------
                                                                                                                   1,089,352
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.7%
      -----------------------------------------------------------------------------------------------------------------------
      Bowthorpe plc                                                                               11,000              63,006
      -----------------------------------------------------------------------------------------------------------------------
      Electrocomponents plc                                                                       15,000              96,139
      -----------------------------------------------------------------------------------------------------------------------
      Getronics NV                                                                                 2,400              72,686
      -----------------------------------------------------------------------------------------------------------------------
      Hirose Electric Co.                                                                          2,000             109,369
      -----------------------------------------------------------------------------------------------------------------------
      Intel Corp.                                                                                    500              76,563
      -----------------------------------------------------------------------------------------------------------------------
      Keyence Corp.                                                                                  660              80,608
      -----------------------------------------------------------------------------------------------------------------------
      Kyocera Corp.                                                                                1,000              59,885
      -----------------------------------------------------------------------------------------------------------------------
      Matsushita Electric Industrial Co.                                                           4,000              63,982
      -----------------------------------------------------------------------------------------------------------------------
      Matsushita Electric Works Ltd.                                                               5,000              50,823
      -----------------------------------------------------------------------------------------------------------------------
      Micron Electronics, Inc.                                                   (10)              1,400              28,525
      -----------------------------------------------------------------------------------------------------------------------
      Omron Corp.                                                                                  4,000              75,644
      -----------------------------------------------------------------------------------------------------------------------
      Samsung Electronics Co., Sponsored GDR                                  (3)(10)              2,400              56,400
      -----------------------------------------------------------------------------------------------------------------------
      SCI Systems, Inc.                                                          (10)              1,200              74,100
      -----------------------------------------------------------------------------------------------------------------------
      Sony Corp.                                                                                   1,900             138,334
      -----------------------------------------------------------------------------------------------------------------------
      TDK Corp.                                                                                    1,000              72,098
      -----------------------------------------------------------------------------------------------------------------------
      Veeco Instruments, Inc.                                                    (10)              2,400              75,000
      -----------------------------------------------------------------------------------------------------------------------
      Vitesse Semiconductor Corp.                                                (10)              4,850             152,775
      -----------------------------------------------------------------------------------------------------------------------
      Waters Corp.                                                               (10)              4,800             142,200
      -----------------------------------------------------------------------------------------------------------------------
      Zygo Corp.                                                                 (10)              3,400              75,650
                                                                                                                -------------
                                                                                                                   1,563,787




29 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund


                                                                                                             MARKET VALUE
                                                                                         SHARES              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS-TECHNOLOGY - 2.3%
      -----------------------------------------------------------------------------------------------------------------------
      Advanced Fibre Communications, Inc.                                        (10)              2,600       $     103,675
      -----------------------------------------------------------------------------------------------------------------------
      Allen Telecom, Inc.                                                        (10)              3,600              62,100
      -----------------------------------------------------------------------------------------------------------------------
      Aspect Telecommunications Corp.                                            (10)              2,600              46,150
      -----------------------------------------------------------------------------------------------------------------------
      British Sky Broadcasting Group plc                                                           9,500              87,864
      -----------------------------------------------------------------------------------------------------------------------
      Cable Design Technologies Corp.                                            (10)              2,650              50,019
      -----------------------------------------------------------------------------------------------------------------------
      Comverse Technology, Inc.                                                  (10)              5,100             200,175
      -----------------------------------------------------------------------------------------------------------------------
      DSP Communications, Inc.                                                   (10)              8,600              68,263
      -----------------------------------------------------------------------------------------------------------------------
      Hong Kong Telecommunications Ltd.                                          (10)             50,000              85,845
      -----------------------------------------------------------------------------------------------------------------------
      Korea Mobile Telecommunications Corp., Sponsored ADR                                         9,000              85,500
      -----------------------------------------------------------------------------------------------------------------------
      L.M. Ericsson Telephone Co., Cl. B, ADR                                                      3,520             118,360
      -----------------------------------------------------------------------------------------------------------------------
      P-COM, Inc.                                                                (10)              1,600              45,800
      -----------------------------------------------------------------------------------------------------------------------
      Telecom Italia Mobile SpA                                                                   40,000             125,827
      -----------------------------------------------------------------------------------------------------------------------
      Uniphase Corp.                                                             (10)              2,400              95,400
      -----------------------------------------------------------------------------------------------------------------------
      VideoServer, Inc.                                                          (10)              3,300              55,688
      -----------------------------------------------------------------------------------------------------------------------
      Vodafone Group plc                                                                          28,000             125,168
                                                                                                                -------------
                                                                                                                   1,355,834
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 6.6%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.2%
      -----------------------------------------------------------------------------------------------------------------------
      American Electric Power Co., Inc.                                                            5,100             206,550
      -----------------------------------------------------------------------------------------------------------------------
      CalEnergy, Inc.                                                            (10)              2,400              93,900
      -----------------------------------------------------------------------------------------------------------------------
      Entergy Corp.                                                                                9,000             210,375
      -----------------------------------------------------------------------------------------------------------------------
      FPL Group, Inc.                                                                              5,800             258,825
      -----------------------------------------------------------------------------------------------------------------------
      Illinova Corp.                                                                               4,500             101,250
      -----------------------------------------------------------------------------------------------------------------------
      Kansas City Power & Light Co.                                                                5,700             161,025
      -----------------------------------------------------------------------------------------------------------------------
      Veba AG                                                                                      2,000             103,773
      -----------------------------------------------------------------------------------------------------------------------
      Western Resources, Inc.                                                                      4,600             138,575
                                                                                                                -------------
                                                                                                                   1,274,273
------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.2%
      -----------------------------------------------------------------------------------------------------------------------
      Columbia Gas System, Inc.                                                                    2,600             160,875
      -----------------------------------------------------------------------------------------------------------------------
      El Paso Natural Gas Co.                                                                      4,600             267,375
      -----------------------------------------------------------------------------------------------------------------------
      Hong Kong & China Gas Co. Ltd.                                                              35,520              56,399
      -----------------------------------------------------------------------------------------------------------------------
      National Fuel Gas Co.                                                                        4,600             191,475
      -----------------------------------------------------------------------------------------------------------------------
      PanEnergy Corp.                                                                              7,100             314,175
      -----------------------------------------------------------------------------------------------------------------------
      Questar Corp.                                                                                7,100             269,800
      -----------------------------------------------------------------------------------------------------------------------
      RWE AG, Preference                                                                           1,850              61,963
                                                                                                                -------------
                                                                                                                   1,322,062
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 2.2%
      -----------------------------------------------------------------------------------------------------------------------
      Ameritech Corp.                                                                              2,500             152,813
      -----------------------------------------------------------------------------------------------------------------------
      DDI Corp.                                                                                       13              86,353
      -----------------------------------------------------------------------------------------------------------------------
      GTE Corp.                                                                                    6,800             311,950
      -----------------------------------------------------------------------------------------------------------------------
      NYNEX Corp.                                                                                  3,100             160,425
      -----------------------------------------------------------------------------------------------------------------------
      Telecomunicacoes Brasileiras SA, Sponsored ADR                                                 900             103,275
      -----------------------------------------------------------------------------------------------------------------------
      Telefonica de Espana, ADS                                                                    3,000              76,913
      -----------------------------------------------------------------------------------------------------------------------
      U S West Communications Group                                                               11,200             393,400
                                                                                                                -------------
                                                                                                                   1,285,129
                                                                                                                -------------
      Total Common Stocks (Cost $29,706,664)                                                                      33,362,068



30 Oppenheimer LifeSpan Funds

      -------------------------------------------------------------------------
      STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
      Oppenheimer LifeSpan Balanced Fund


                                                                                                             MARKET VALUE
                                                                                         SHARES              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------
      California Federal Preferred Capital Corp., 9.125% Non-Cum. Exchangeable
      Preferred, Series A, Non-Vtg.                                                                5,000       $     125,625
      -----------------------------------------------------------------------------------------------------------------------
      Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg.                                               1,200             159,300
                                                                                                                -------------
      Total Preferred Stocks (Cost $239,800)                                                                         284,925

                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
      Australis Media Ltd. Wts., Exp. 5/00                                        (4)                150                   1
      -----------------------------------------------------------------------------------------------------------------------
      Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01                        (4)                666               1,332
      -----------------------------------------------------------------------------------------------------------------------
      Haw Par Brothers International Ltd. Wts., Exp. 7/01                                          3,000               2,572
      -----------------------------------------------------------------------------------------------------------------------
      Hyperion Telecommunications, Inc. Wts., Exp. 4/01                           (4)                250               7,500
      -----------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc. Wts., Exp. 6/00                             (4)                100               2,000
      -----------------------------------------------------------------------------------------------------------------------
      PT Indofood Sukses Makmur Rts., Exp. 5/97                                                   11,000               6,790
                                                                                                                -------------

      Total Rights, Warrants and Certificates (Cost $2,749)                                                           20,195


                                                                                            FACE
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.1%
-----------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with State Street Bank and Trust Co.,
      4.75%, dated 4/30/97, to be repurchased at $3,572,471
      on 5/1/97, collateralized by U.S. Treasury Nts., 5%-6.375%,
      4/30/98-1/31/01, with a value of $1,920,047 and U.S.
      Treasury Bonds, 9.25%, 2/15/16, with a value of $1,777,161
       (Cost $3,572,000)                                                                  $    3,572,000           3,572,000
      -----------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS, AT VALUE (COST $55,367,915)                                                 100.0%       58,975,774
      -----------------------------------------------------------------------------------------------------------------------
      OTHER ASSETS NET OF LIABILITIES                                                                  0.0            21,282
                                                                                          ----------------     -------------
      NET ASSETS                                                                                     100.0%    $  58,997,056
                                                                                          ----------------     -------------
                                                                                          ----------------     -------------



1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $767,838 or 1.30% of the Fund's net assets, at April 30, 1997.
4. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.


31 Oppenheimer LifeSpan Funds

---------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
Oppenheimer LifeSpan Balanced Fund
---------------------------------------------------------------------------


5.  Non-income producing--issuer is in default of interest payment.
6.  Represents the current interest rate for an increasing rate security.
7.  Represents the current interest rate for a variable rate security.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
10.  Non-income producing security.


See accompanying Notes to Financial Statements.

32 Oppenheimer LifeSpan Funds


       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
       Oppenheimer LifeSpan Growth Fund
                                                                                                 FACE            MARKET VALUE
                                                                                                 AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------
       Olympic Automobile Receivables Trust, Receivables-
       Backed Nts., Series 1997-A, Cl. A5, 6.80%, 2/15/05
       (Cost $49,907)                                                                           $  50,000           $  49,742
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY - 1.6%
-----------------------------------------------------------------------------------------------------------------------------
       Federal Home Loan Mortgage Corp.:
       Gtd. Multiclass Mtg. Participation Certificates, 6%, 3/1/09                                 26,539              25,586
       Gtd. Multiclass Mtg. Participation Certificates, Series 1574,
       Cl. PD, 5.55%, 3/15/13                                                                     100,000              99,187
       Interest-Only Stripped Mtg.-Backed Security, Series 1542,
       Cl. QC, 9.046%, 10/15/20                                                   (1)             400,000              97,500
       Interest-Only Stripped Mtg.-Backed Security, Series 1583,
       Cl. IC, 9.365%, 1/15/20                                                    (1)             250,000              47,373
       Series 1843, Cl. VB, 7%, 4/15/03                                                            20,000              19,931
       Series 1849, Cl. VA, 6%, 12/15/10                                                           26,475              25,739
       ----------------------------------------------------------------------------------------------------------------------
       Federal National Mortgage Assn.:
       6%, 12/1/03                                                                                 51,502              50,280
       6.50%, 4/1/26                                                                               48,430              45,751
       7%, 4/1/00                                                                                  85,478              85,846
       Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
       Investment Conduit Pass-Through Certificates, Series 1993-
       181, Cl. C, 5.40%, 10/25/02                                                                100,000              98,937
       Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
       Investment Conduit Pass-Through Certificates, Series 1993-
       190, Cl. Z, 5.85%, 7/25/08                                                                  49,007              47,888
       Medium-Term Nts., 6.56%, 11/13/01                                                          100,000              98,484
       Series 1994-13, Cl. B, 6.50%, 2/25/09                                                      100,000              94,781
                                                                                                              ---------------
                                                                                                                      837,283
-----------------------------------------------------------------------------------------------------------------------------
PRIVATE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------
       PNC Mortgage Securities Corp., Commercial Mtg. Pass-
       Through Certificates, Series 1995-2, Cl. A3, 6.50%, 2/25/12                                 50,000              49,516
       ----------------------------------------------------------------------------------------------------------------------
       Countrywide Funding Corp., Mtg. Pass-Through Certificates,
       Series 1994-10, Cl. A3, 6%, 5/25/09                                                        100,000              95,668
       ----------------------------------------------------------------------------------------------------------------------
       Olympic Automobile Receivables Trust, Series 1996-A, Cl.
       A4, 5.85%, 7/15/01                                                                          15,000              14,848
       ----------------------------------------------------------------------------------------------------------------------
       GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg.
       Investment Conduit Pass-Through Certificates, Series 1994-7,
       Cl. A18, 6%, 2/25/09                                                                        99,442              86,888
       ----------------------------------------------------------------------------------------------------------------------
       GE Capital Mortgage Services, Inc., Series-HE2, Cl. A3,
       7.30%, 3/25/12                                                                              50,000              50,289
                                                                                                              ---------------
                                                                                                                      297,209
                                                                                                              ---------------

       Total Mortgage-Backed Obligations (Cost $1,143,023)                                                          1,134,492

33 Oppenheimer LifeSpan Funds

       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.0%
-----------------------------------------------------------------------------------------------------------------------------
       U.S. Treasury Bonds, 7.50%, 11/15/16                                                    $  870,000          $  911,054
       ----------------------------------------------------------------------------------------------------------------------
       U.S. Treasury Nts.:
       6.50%, 8/15/05                                                                             250,000             246,250
       7.50%, 11/15/01                                                                            375,000             388,477
                                                                                                              ---------------

       Total U.S. Government Obligations (Cost $1,546,666)                                                          1,545,781

-----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 13.6%
-----------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.1%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
       ----------------------------------------------------------------------------------------------------------------------
       Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                                      20,000              20,094
       ----------------------------------------------------------------------------------------------------------------------
       Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                                       40,000              42,027
       ----------------------------------------------------------------------------------------------------------------------
       Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec.
       Disc. Nts., 7/15/01                                                                         50,000              50,500
       ----------------------------------------------------------------------------------------------------------------------
       ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                                                 42,000              43,837
       ----------------------------------------------------------------------------------------------------------------------
       LaRoche Industries, Inc., 13% Sr. Sub. Nts., 8/15/04                                        25,000              27,437
       ----------------------------------------------------------------------------------------------------------------------
       Morton International, Inc., 9.25% Credit Sensitive Nts.,
       6/1/20                                                                                      20,000              23,598
       ----------------------------------------------------------------------------------------------------------------------
       NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05                  (2)             100,000              93,250
       ----------------------------------------------------------------------------------------------------------------------
       PPG Industries, Inc., 9% Debs., 5/1/21                                                      20,000              22,486
       ----------------------------------------------------------------------------------------------------------------------
       Sterling Chemical Holdings, Inc., 0%/13.50% Sr. Disc. Nts.,
       8/15/08                                                                    (2)             100,000              63,500
       ----------------------------------------------------------------------------------------------------------------------
       Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., 7/1/06                   (3)              75,000              78,937
                                                                                                              ---------------
                                                                                                                      465,666
-----------------------------------------------------------------------------------------------------------------------------
METALS - 0.7%
       ----------------------------------------------------------------------------------------------------------------------
       Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                  50,000              53,569
       ----------------------------------------------------------------------------------------------------------------------
       Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
       Series B, 4/15/03                                                                           50,000              47,250
       ----------------------------------------------------------------------------------------------------------------------
       Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts.,
       10/15/06                                                                                    50,000              52,375
       ----------------------------------------------------------------------------------------------------------------------
       NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                                          50,000              55,750
       ----------------------------------------------------------------------------------------------------------------------
       Republic Engineered Steels, Inc., 9.875% First Mtg. Nts.,
       12/15/01                                                                                    25,000              22,750
       ----------------------------------------------------------------------------------------------------------------------
       WCI Steel, Inc., 10% Sr. Nts., 12/1/04                                                      50,000              50,625
       ----------------------------------------------------------------------------------------------------------------------
       Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                                50,000              50,125
                                                                                                              ---------------
                                                                                                                      332,444
-----------------------------------------------------------------------------------------------------------------------------
PAPER - 0.5%
       ----------------------------------------------------------------------------------------------------------------------
       Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                                     20,000              20,075
       ----------------------------------------------------------------------------------------------------------------------
       Fort Howard Corp., 9.25% Sr. Nts., 3/15/01                                                  25,000              25,875
       ----------------------------------------------------------------------------------------------------------------------
       Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs.,
       5/15/05                                                                                     50,000              53,750
       ----------------------------------------------------------------------------------------------------------------------
       Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                               (4)              50,000              55,250
       ----------------------------------------------------------------------------------------------------------------------
       Stone Consolidated Corp., 10.25% Sr. Sec. Nts., 12/15/00                                    50,000              53,625
       ----------------------------------------------------------------------------------------------------------------------
       Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                              50,000              47,875
                                                                                                              ---------------
                                                                                                                      256,450

34 Oppenheimer LifeSpan Funds


       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund
                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 3.5%
-----------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.0%
       ----------------------------------------------------------------------------------------------------------------------
       Black & Decker Corp., 6.625% Nts., 11/15/00                                              $  20,000           $  19,849
-----------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.3%
       American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                                           75,000              76,125
       ----------------------------------------------------------------------------------------------------------------------
       Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                                   20,000              20,015
       ----------------------------------------------------------------------------------------------------------------------
       Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                               75,000              75,562
       ----------------------------------------------------------------------------------------------------------------------
       Casino Magic of Louisiana Corp., 13% First Mtg. Nts.,
       8/15/03                                                                     (3)             75,000              64,125
       ----------------------------------------------------------------------------------------------------------------------
       GB Property Funding Corp., 10.875% First Mtg. Nts.,
       1/15/04                                                                                     50,000              39,250
       ----------------------------------------------------------------------------------------------------------------------
       Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts., Series B,
       2/15/98                                                                     (4)(5)          25,000               3,312
       ----------------------------------------------------------------------------------------------------------------------
       Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
       Series B, 11/15/02                                                                          25,000              32,875
       ----------------------------------------------------------------------------------------------------------------------
       Players International, Inc., 10.875% Sr. Nts., 4/15/05                                      75,000              78,187
       ----------------------------------------------------------------------------------------------------------------------
       Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                                    75,000              76,500
       ----------------------------------------------------------------------------------------------------------------------
       Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                    45,000              32,625
       ----------------------------------------------------------------------------------------------------------------------
       Showboat, Inc., 9.25% First Mtg. Bonds, 5/1/08                                              50,000              50,625
       ----------------------------------------------------------------------------------------------------------------------
       Trump Atlantic City Associates/Trump Atlantic City
       Funding, Inc., 11.25% First Mtg. Nts., 5/1/06                                               50,000              48,750
       ----------------------------------------------------------------------------------------------------------------------
       Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                                    50,000              43,000
       ----------------------------------------------------------------------------------------------------------------------
       Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A,
       3/30/01                                                                                     25,000              24,663
                                                                                                              ---------------
                                                                                                                      665,614

-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.3%
       Allbritton Communications Co., 9.75% Sr. Sub. Debs.,
       Series B, 11/30/07                                                                          50,000              48,000
       ----------------------------------------------------------------------------------------------------------------------
       Australis Holdings PTY Ltd., 0%/15% Sr. Sec. Disc. Nts.,
       11/1/02                                                                    (2)(4)          100,000              60,000
       ----------------------------------------------------------------------------------------------------------------------
       Cablevision Systems Corp., 9.875% Sr. Sub. Debs., 2/15/13                                   50,000              48,125
       ----------------------------------------------------------------------------------------------------------------------
       Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                               50,000              51,000
       ----------------------------------------------------------------------------------------------------------------------
       EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec.
       Disc. Nts., 3/15/04                                                         (2)             50,000              37,125
       ----------------------------------------------------------------------------------------------------------------------
       Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03                        (6)             58,711              50,464
       ----------------------------------------------------------------------------------------------------------------------
       Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
       Series B, 11/1/03                                                           (7)             50,000              51,000
       ----------------------------------------------------------------------------------------------------------------------
       Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                  50,000              50,687
       ----------------------------------------------------------------------------------------------------------------------
       TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts.,
       2/15/07                                                                     (3)            100,000              95,500
       ----------------------------------------------------------------------------------------------------------------------
       Time Warner, Inc., 7.45% Nts., 2/1/98                                                       20,000              20,153
       ----------------------------------------------------------------------------------------------------------------------
       TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                               50,000              54,181
       ----------------------------------------------------------------------------------------------------------------------
       United International Holdings, Inc., Zero Coupon Sr. Sec.
       Disc. Nts., Series B, 14%, 11/15/99                                         (7)            100,000              73,250
                                                                                                              ---------------
                                                                                                                      639,485

-----------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.5%
       ----------------------------------------------------------------------------------------------------------------------
       Dayton Hudson Co., 9.40% Debs., 2/15/01                                                     40,000              43,048
       ----------------------------------------------------------------------------------------------------------------------
       Duane Reade, 12% Sr. Nts., 9/15/02                                                          50,000              52,250


35 Oppenheimer LifeSpan Funds

       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund
                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL (CONTINUED)
       ----------------------------------------------------------------------------------------------------------------------
       Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                 $  10,000           $  10,836
       ----------------------------------------------------------------------------------------------------------------------
       Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                               50,000              51,875
       ----------------------------------------------------------------------------------------------------------------------
       Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                                60,000              58,486
       ----------------------------------------------------------------------------------------------------------------------
       Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                        40,000              41,280
                                                                                                              ---------------
                                                                                                                      257,775

-----------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.4%
       ----------------------------------------------------------------------------------------------------------------------
       Hills Stores Co., 12.50% Sr. Nts., Series B, 7/1/03                                         50,000              44,250
       ----------------------------------------------------------------------------------------------------------------------
       K Mart Corp., 7.75% Debs., 10/1/12                                                          50,000              43,625
       ----------------------------------------------------------------------------------------------------------------------
       Venture Holdings Trust, 9.75% Sr. Sub. Nts., 4/1/04                                         39,000              36,953
       ----------------------------------------------------------------------------------------------------------------------
       Waban, Inc., 11% Sr. Sub. Nts., 5/15/04                                                     50,000              55,438
                                                                                                              ---------------
                                                                                                                      180,266

-----------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------
FOOD - 0.7%
       ----------------------------------------------------------------------------------------------------------------------
       Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts.,
       3/15/04                                                                                     50,000              48,750
       ----------------------------------------------------------------------------------------------------------------------
       Dole Food Co., 6.75% Nts., 7/15/00                                                          40,000              39,820
       ----------------------------------------------------------------------------------------------------------------------
       Farm Fresh, Inc., 12.25% Sr. Nts., Series A, 10/1/00                                        50,000              43,500
       ----------------------------------------------------------------------------------------------------------------------
       Fresh Del Monte Produce NV, 10% Sr. Nts., Series B,
       5/1/03                                                                                      75,000              73,125
       ----------------------------------------------------------------------------------------------------------------------
       Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                                     15,000              15,271
       ----------------------------------------------------------------------------------------------------------------------
       Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts.,
       3/1/06                                                                                      50,000              54,375
       ----------------------------------------------------------------------------------------------------------------------
       Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03      (2)           100,000              61,500
                                                                                                              ---------------
                                                                                                                      336,341

-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.1%
       ----------------------------------------------------------------------------------------------------------------------
       Integrated Health Services, Inc., 9.625% Sr. Sub. Nts.,
       Series A, 5/31/02                                                                           50,000              51,250

-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.7%
       ----------------------------------------------------------------------------------------------------------------------
       Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                         45,000              44,828
       ----------------------------------------------------------------------------------------------------------------------
       Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                     75,000              82,500
       ----------------------------------------------------------------------------------------------------------------------
       Health o meter Products, Inc., Units (each unit consists of
       $1,000 principal amount of 13% sr. sub. nts., 8/15/02 and one
       warrant to purchase 10.96 ordinary shares)                                   (9)            50,000              54,250
       ----------------------------------------------------------------------------------------------------------------------
       Mariner Health Group, Inc., 9.50% Sr. Sub. Nts., Series B,
       4/1/06                                                                                      75,000              73,875
       ----------------------------------------------------------------------------------------------------------------------
       Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts.,
       8/15/06                                                                                     50,000              47,250
       ----------------------------------------------------------------------------------------------------------------------
       Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                                50,000              49,063
                                                                                                              ---------------
                                                                                                                      351,766

-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.2%
       ----------------------------------------------------------------------------------------------------------------------
       Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                              40,000              40,050
       ----------------------------------------------------------------------------------------------------------------------
       Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                  20,000              20,051
       ----------------------------------------------------------------------------------------------------------------------
       Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                                     50,000              51,125
                                                                                                              ---------------
                                                                                                                      111,226
36 Oppenheimer LifeSpan Funds


-----------------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.9%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.5%
       ----------------------------------------------------------------------------------------------------------------------
       Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                  $  20,000           $  20,880
       ----------------------------------------------------------------------------------------------------------------------
       Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                                25,000              25,750
       ----------------------------------------------------------------------------------------------------------------------
       Forcenergy, Inc., 8.50% Sr. Sub. Nts., 2/15/07                              (3)             75,000              71,813
       ----------------------------------------------------------------------------------------------------------------------
       Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                      20,000              19,578
       ----------------------------------------------------------------------------------------------------------------------
       Maxus Energy Corp., 9.875% Nts., 10/15/02                                                   50,000              52,125
       ----------------------------------------------------------------------------------------------------------------------
       Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts.,
       7/1/06                                                                      (2)             75,000              54,656
       ----------------------------------------------------------------------------------------------------------------------
       Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec.
       Debs., 2/1/06                                                                               25,000              23,317
                                                                                                              ---------------
                                                                                                                      268,119

-----------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.4%
       ----------------------------------------------------------------------------------------------------------------------
       Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                         50,000              49,278
       ----------------------------------------------------------------------------------------------------------------------
       HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                                           75,000              73,125
       ----------------------------------------------------------------------------------------------------------------------
       Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                             50,000              49,822
       ----------------------------------------------------------------------------------------------------------------------
       Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                                    20,000              20,825
                                                                                                              ---------------
                                                                                                                      193,050
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 1.5%
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 0.4%
       ----------------------------------------------------------------------------------------------------------------------
       Citicorp Capital II, 8.015% Bonds, 2/15/27                                                  50,000              49,349
       ----------------------------------------------------------------------------------------------------------------------
       Citicorp, 5.625% Sr. Nts., 2/15/01                                                          20,000              19,225
       ----------------------------------------------------------------------------------------------------------------------
       Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                    20,000              22,031
       ----------------------------------------------------------------------------------------------------------------------
       Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                           20,000              19,845
       ----------------------------------------------------------------------------------------------------------------------
       Mellon Capital I, 7.72% Bonds, 12/1/26                                                      50,000              47,446
       ----------------------------------------------------------------------------------------------------------------------
       Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                                   30,000              30,064
                                                                                                                      187,960
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.8%
       Beneficial Corp., 9.125% Debs., 2/15/98                                                     20,000              20,426
       ----------------------------------------------------------------------------------------------------------------------
       Consorcio G. Grupo Dina SA de CV/MCII Holdings (USA),
       Inc., 0%/12% Sr. Sec. Disc. Nts., 11/15/02                                  (2)             75,000              63,938
       ----------------------------------------------------------------------------------------------------------------------
       Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                        10,000              10,009
       ----------------------------------------------------------------------------------------------------------------------
       Capital One Funding Corp., 7.25% Nts., 12/1/03                                              40,000              38,733
       ----------------------------------------------------------------------------------------------------------------------
       Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec. Unsub.
       Nts., 1/26/01                                                                               40,000              40,261
       ----------------------------------------------------------------------------------------------------------------------
       Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                           20,000              19,118
       ----------------------------------------------------------------------------------------------------------------------
       Countrywide Funding Corp., 6.05% Gtd. Medium-Term Nts.,
       Series D, 3/1/01                                                                            20,000              19,403
       ----------------------------------------------------------------------------------------------------------------------
       Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                           20,000              20,085
       ----------------------------------------------------------------------------------------------------------------------
       General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                       50,000              47,903
       ----------------------------------------------------------------------------------------------------------------------
       Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                               20,000              19,770
       ----------------------------------------------------------------------------------------------------------------------
       Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50% sr. nts., 3/15/07 and one warrant to
       purchase 6.84 shares of common stock)                                       (9)             75,000              70,875
       ----------------------------------------------------------------------------------------------------------------------
       Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D,
       3/1/99                                                                                      50,000              51,779
                                                                                                              ---------------
                                                                                                                      422,300


37 Oppenheimer LifeSpan Funds




       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
       ----------------------------------------------------------------------------------------------------------------------
       Cigna Corp., 7.90% Nts., 12/14/98                                                        $  40,000           $  40,772
       ----------------------------------------------------------------------------------------------------------------------
       Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                           50,000              49,659
       ----------------------------------------------------------------------------------------------------------------------
       SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                      50,000              51,710
       ----------------------------------------------------------------------------------------------------------------------
       Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
       4/15/01                                                                                     20,000              19,847
                                                                                                              ---------------
                                                                                                                      161,988
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.1%
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.1%
       ----------------------------------------------------------------------------------------------------------------------
       American Standard, Inc., 10.875% Sr. Nts., 5/15/99                         (4)              60,000              63,300
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.3%
       ----------------------------------------------------------------------------------------------------------------------
       Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                                    75,000              79,125
       ----------------------------------------------------------------------------------------------------------------------
       Sun Co., Inc., 7.95% Debs., 12/15/01                                                        50,000              51,720
       ----------------------------------------------------------------------------------------------------------------------
       USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06                  (4)              50,000              47,770
                                                                                                              ---------------
                                                                                                                      178,615
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.6%
       Day International Group, Inc., 11.125% Sr. Sub. Nts.,
       Series B, 6/1/05                                                                            50,000              51,500
       ----------------------------------------------------------------------------------------------------------------------
       Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                             50,000              52,250
       ----------------------------------------------------------------------------------------------------------------------
       International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                                50,000              52,625
       ----------------------------------------------------------------------------------------------------------------------
       Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                                           25,000              24,375
       ----------------------------------------------------------------------------------------------------------------------
       Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                          (4)              10,000              10,050
       ----------------------------------------------------------------------------------------------------------------------
       Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                     50,000              54,500
       ----------------------------------------------------------------------------------------------------------------------
       Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                50,000              49,829
                                                                                                              ---------------
                                                                                                                      295,129
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.1%
       ----------------------------------------------------------------------------------------------------------------------
       Federal Express Corp., 6.25% Nts., 4/15/98                                                  20,000              19,967
       ----------------------------------------------------------------------------------------------------------------------
       Union Pacific Corp., 7% Nts., 6/15/00                                                       20,000              20,115
                                                                                                              ---------------
                                                                                                                       40,082
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 2.4%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
       ----------------------------------------------------------------------------------------------------------------------
       GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                               75,000              76,125
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.1%
       ----------------------------------------------------------------------------------------------------------------------
       Digital Equipment Corp., 7% Nts., 11/15/97                                                  45,000              45,171
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.7%
       Celestica International, Inc., 10.50% Gtd. Sr. Sub. Nts.,
       12/31/06                                                                                    75,000              79,500
       ----------------------------------------------------------------------------------------------------------------------
       Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
       8/15/04                                                                     (2)            100,000              73,000
       ----------------------------------------------------------------------------------------------------------------------
       Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
       Nts., 8/15/06                                                                               75,000              82,125
       ----------------------------------------------------------------------------------------------------------------------
       Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                               50,000              52,875
       ----------------------------------------------------------------------------------------------------------------------
       Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                                        50,000              49,438
                                                                                                              ---------------
                                                                                                                      336,938
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.5%
       ----------------------------------------------------------------------------------------------------------------------
       American Communications Services, Inc., 0%/13% Sr. Disc.
       Nts., 11/1/05                                                               (2)            100,000              52,500
       ----------------------------------------------------------------------------------------------------------------------
       Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04                      (2)             75,000              66,563


38 Oppenheimer LifeSpan Funds


       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
       Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts.,
       11/1/06                                                                     (2)          $  50,000           $  31,250
       ----------------------------------------------------------------------------------------------------------------------
       Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                        50,000              50,500
       ----------------------------------------------------------------------------------------------------------------------
       Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
       11/15/07                                                                    (1)             50,000              34,750
       ----------------------------------------------------------------------------------------------------------------------
       Continental Cablevision, Inc., 10.625% Sr. Sub. Nts.,
       6/15/02                                                                                     50,000              52,836
       ----------------------------------------------------------------------------------------------------------------------
       Diamond Cable Communications plc, 0%/10.75% Sr. Disc.
       Nts., 2/15/07                                                               (2)(3)          75,000              45,188
       ----------------------------------------------------------------------------------------------------------------------
       International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon
       Nts., Series B, 2/1/06                                                      (2)            150,000              98,250
       ----------------------------------------------------------------------------------------------------------------------
       IXC Communications, Inc., 12.50% Nts., Series B, 10/1/05                                    75,000              82,406
       ----------------------------------------------------------------------------------------------------------------------
       MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                                          20,000              20,230
       ----------------------------------------------------------------------------------------------------------------------
       MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
       1/15/04                                                                     (2)             75,000              68,156
       ----------------------------------------------------------------------------------------------------------------------
       Teleport Communications Group, Inc.:
       0%/11.125% Sr. Disc. Nts., 7/1/07                                           (2)             50,000              34,625
       9.875% Sr. Nts., 7/1/06                                                                     50,000              52,500
       ----------------------------------------------------------------------------------------------------------------------
       U.S. West Capital Funding, Inc., 6.85% Gtd. Nts., 1/15/02                                   75,000              74,304
                                                                                                              ---------------
                                                                                                                      764,058
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.4%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.1%
       ----------------------------------------------------------------------------------------------------------------------
       Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                               20,000              20,300
       ----------------------------------------------------------------------------------------------------------------------
       El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99               (4)             10,000              10,025
                                                                                                              ---------------
                                                                                                                       30,325
-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%
       ----------------------------------------------------------------------------------------------------------------------
       Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                   70,000              69,062
       ----------------------------------------------------------------------------------------------------------------------
       Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                             50,000              49,053
                                                                                                              ---------------
                                                                                                                      118,115
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.1%
       ----------------------------------------------------------------------------------------------------------------------
       Intermedia Communications, Inc., 13.50% Sr. Nts., Series B,
       6/1/05                                                                                      50,000              55,250
                                                                                                              ---------------

       Total Non-Convertible Corporate Bonds and Notes (Cost $6,904,499)                                            6,904,657

                                                                                                   SHARES
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 71.3%
-----------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 3.3%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
       Ciba Specialty Chemicals AG                                                (10)              1,000              86,193
       ----------------------------------------------------------------------------------------------------------------------
       Dexter Corp.                                                                                 5,200             155,350
       ----------------------------------------------------------------------------------------------------------------------
       Du Pont (E.I.) De Nemours & Co.                                                              2,100             222,862
       ----------------------------------------------------------------------------------------------------------------------
       IMC Global, Inc.                                                                             3,149             116,119
                                                                                                              ---------------
                                                                                                                      580,524
-----------------------------------------------------------------------------------------------------------------------------
METALS - 1.8%
       ----------------------------------------------------------------------------------------------------------------------
       Allegheny Teledyne, Inc.                                                                     3,500              93,187
       ----------------------------------------------------------------------------------------------------------------------
       Aluminum Co. of America                                                                      2,700             188,662

39 Oppenheimer LifeSpan Funds



       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                                   SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
METALS (CONTINUED)
       ----------------------------------------------------------------------------------------------------------------------
       Carpenter Technology Corp.                                                                   3,900          $  158,437
       ----------------------------------------------------------------------------------------------------------------------
       Oregon Steel Mills, Inc.                                                                     8,400             138,600
       ----------------------------------------------------------------------------------------------------------------------
       RMI Titanium Co.                                                           (10)              4,600              98,325
       ----------------------------------------------------------------------------------------------------------------------
       UNR Industries, Inc.                                                                        27,300             167,212
       ----------------------------------------------------------------------------------------------------------------------
       Western Mining Corp. Holdings Ltd.                                                           9,600              57,028
                                                                                                              ---------------
                                                                                                                      901,451
-----------------------------------------------------------------------------------------------------------------------------
PAPER - 0.4%
       ----------------------------------------------------------------------------------------------------------------------
       Fort Howard Corp.                                                          (10)              5,200             179,075
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 12.8%
-----------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 3.2%
       ----------------------------------------------------------------------------------------------------------------------
       Bridgestone Corp.                                                                            4,000              85,100
       ----------------------------------------------------------------------------------------------------------------------
       Camden Property Trust                                                                        5,800             158,050
       ----------------------------------------------------------------------------------------------------------------------
       Capstone Capital Corp.                                                                       7,100             159,750
       ----------------------------------------------------------------------------------------------------------------------
       Cheung Kong (Holdings) Ltd.                                                (10)             10,000              87,781
       ----------------------------------------------------------------------------------------------------------------------
       Cornerstone Properties, Inc.                                               (10)             10,800             157,950
       ----------------------------------------------------------------------------------------------------------------------
       Crescent Real Estate Equities, Inc.                                                          9,800             257,250
       ----------------------------------------------------------------------------------------------------------------------
       Groupe SEB SA                                                                                  750             132,231
       ----------------------------------------------------------------------------------------------------------------------
       Health & Retirement Properties Trust                                                         7,800             147,225
       ----------------------------------------------------------------------------------------------------------------------
       Honda Motor Co.                                                                              3,000              93,137
       ----------------------------------------------------------------------------------------------------------------------
       Meditrust Corp.                                                                              3,900             142,350
       ----------------------------------------------------------------------------------------------------------------------
       Miller Industries, Inc.                                                    (10)              8,150              96,781
       ----------------------------------------------------------------------------------------------------------------------
       Rinnai Corp.                                                                                 5,000              90,615
                                                                                                              ---------------
                                                                                                                    1,608,220
-----------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.9%
       ----------------------------------------------------------------------------------------------------------------------
       AMR Corp.                                                                  (10)              1,900             176,937
       ----------------------------------------------------------------------------------------------------------------------
       CapStar Hotel Co.                                                          (10)              2,800              79,450
       ----------------------------------------------------------------------------------------------------------------------
       CDL Hotels International Ltd.                                                              220,000              95,850
       ----------------------------------------------------------------------------------------------------------------------
       Delta Air Lines, Inc.                                                                        1,600             147,400
       ----------------------------------------------------------------------------------------------------------------------
       Dover Downs Entertainment, Inc.                                                              5,200              85,150
       ----------------------------------------------------------------------------------------------------------------------
       Einstein/Noah Bagel Corp.                                                  (10)              5,100              94,031
       ----------------------------------------------------------------------------------------------------------------------
       Galoob Toys, Inc.                                                          (10)                600              10,125
       ----------------------------------------------------------------------------------------------------------------------
       Granada Group plc                                                                            6,500              93,973
       ----------------------------------------------------------------------------------------------------------------------
       Landry's Seafood Restaurants, Inc.                                         (10)              6,300              88,495
       ----------------------------------------------------------------------------------------------------------------------
       Papa John's International, Inc.                                            (10)              4,225             108,794
       ----------------------------------------------------------------------------------------------------------------------
       Piccadilly Cafeterias, Inc.                                                                  8,300              74,700
       ----------------------------------------------------------------------------------------------------------------------
       Regal Cinemas, Inc.                                                        (10)              6,675             181,894
       ----------------------------------------------------------------------------------------------------------------------
       Vistana, Inc.                                                              (10)              7,500              71,719
       ----------------------------------------------------------------------------------------------------------------------
       Wyndham Hotel Corp.                                                        (10)              6,100             168,512
                                                                                                              ---------------
                                                                                                                    1,477,030
-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.3%
       ----------------------------------------------------------------------------------------------------------------------
       Applied Graphics Technologies, Inc.                                        (10)              2,400              72,600
       ----------------------------------------------------------------------------------------------------------------------
       Benpres Holdings Corp., Sponsored GDR                                      (10)              5,000              36,029
       ----------------------------------------------------------------------------------------------------------------------
       Heftel Broadcasting Corp., A Shares                                        (10)              3,700             185,000
       ----------------------------------------------------------------------------------------------------------------------
       Reed International plc                                                                       5,000              92,245
       ----------------------------------------------------------------------------------------------------------------------
       Reuters Holdings plc                                                                         9,000              92,659
       ----------------------------------------------------------------------------------------------------------------------
       Television Broadcasts Ltd.                                                                  26,000             106,732


40 Oppenheimer LifeSpan Funds



       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                                   SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
       ----------------------------------------------------------------------------------------------------------------------
       Wolters Kluwer NV                                                                              800           $  94,820
                                                                                                              ---------------
                                                                                                                      680,085
-----------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.2%
       ----------------------------------------------------------------------------------------------------------------------
       adidas AG                                                                                      900              93,292
       ----------------------------------------------------------------------------------------------------------------------
       Dollar Tree Stores, Inc.                                                   (10)              3,500             138,250
       ----------------------------------------------------------------------------------------------------------------------
       Federated Department Stores, Inc.                                          (10)              2,300              78,200
       ----------------------------------------------------------------------------------------------------------------------
       Fila Holding SpA, Sponsored ADR                                                              2,250              97,312
       ----------------------------------------------------------------------------------------------------------------------
       Marks & Spencer plc                                                                         15,000             119,018
       ----------------------------------------------------------------------------------------------------------------------
       Nautica Enterprises, Inc.                                                  (10)              4,100              90,712
       ----------------------------------------------------------------------------------------------------------------------
       North Face, Inc. (The)                                                     (10)              5,600              79,100
       ----------------------------------------------------------------------------------------------------------------------
       Sears Roebuck & Co.                                                                          3,200             153,600
       ----------------------------------------------------------------------------------------------------------------------
       St. John Knits, Inc.                                                                         2,900             111,287
       ----------------------------------------------------------------------------------------------------------------------
       Wolverine World Wide, Inc.                                                                   4,600             185,150
                                                                                                              ---------------
                                                                                                                    1,145,921
-----------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.2%
       ----------------------------------------------------------------------------------------------------------------------
       Argos plc                                                                                   11,400             119,310
       ----------------------------------------------------------------------------------------------------------------------
       Brown Group, Inc.                                                                            8,800             146,300
       ----------------------------------------------------------------------------------------------------------------------
       CDW Computer Centers, Inc.                                                 (10)              3,350             160,800
       ----------------------------------------------------------------------------------------------------------------------
       Cifra SA de CV, Unsponsored ADR, B Shares                                                   49,000              74,676
       ----------------------------------------------------------------------------------------------------------------------
       CompUSA, Inc.                                                                                1,000              19,250
       ----------------------------------------------------------------------------------------------------------------------
       Costco Cos., Inc.                                                          (10)              5,400             155,925
       ----------------------------------------------------------------------------------------------------------------------
       Dickson Concepts International Ltd.                                                         30,000             110,759
       ----------------------------------------------------------------------------------------------------------------------
       Eagle Hardware and Garden, Inc.                                            (10)              3,100              58,125
       ----------------------------------------------------------------------------------------------------------------------
       Finish Line, Inc., Cl. A                                                   (10)              8,700              89,719
       ----------------------------------------------------------------------------------------------------------------------
       Guitar Center, Inc.                                                        (10)              3,600              50,850
       ----------------------------------------------------------------------------------------------------------------------
       Hennes & Mauritz AB, B Shares                                                                  800             115,735
       ----------------------------------------------------------------------------------------------------------------------
       Insight Enterprises, Inc.                                                  (10)              3,300              78,375
       ----------------------------------------------------------------------------------------------------------------------
       Jusco Co.                                                                                    3,000              92,191
       ----------------------------------------------------------------------------------------------------------------------
       Koninklijke Ahold NV                                                                         1,733             118,314
       ----------------------------------------------------------------------------------------------------------------------
       New England Business Service, Inc.                                                           6,300             166,162
       ----------------------------------------------------------------------------------------------------------------------
       Shimamura Co. Ltd.                                                                           2,000              58,782
                                                                                                              ---------------
                                                                                                                    1,615,273
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 11.0%
-----------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 1.2%
       ----------------------------------------------------------------------------------------------------------------------
       Anheuser-Busch Cos., Inc.                                                                    7,100             304,412
       ----------------------------------------------------------------------------------------------------------------------
       Embotelladora Andina SA, ADR, A Shares                                                       6,800             136,000
       ----------------------------------------------------------------------------------------------------------------------
       Fomento Economico Mexicano SA de CV, Cl. B, Sponsored
       ADR                                                                                         22,000             103,462
       ----------------------------------------------------------------------------------------------------------------------
       Quilmes Industrial Quinsa SA, Sponsored ADR                                                  8,000              89,000
                                                                                                              ---------------
                                                                                                                      632,874
-----------------------------------------------------------------------------------------------------------------------------
EDUCATION - 0.4%
       ----------------------------------------------------------------------------------------------------------------------
       ITT Educational Services, Inc.                                             (10)              4,550             103,512
       ----------------------------------------------------------------------------------------------------------------------
       Learning Tree International, Inc.                                          (10)              3,850             121,275
                                                                                                              ---------------
                                                                                                                      224,787
-----------------------------------------------------------------------------------------------------------------------------
FOOD - 2.0%
       ----------------------------------------------------------------------------------------------------------------------
       American Stores Co.                                                                          4,500             204,750
       ----------------------------------------------------------------------------------------------------------------------
       Carrefour Supermarche SA                                                                       200             124,872


41 Oppenheimer LifeSpan Funds


       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                                   SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FOOD (CONTINUED)
       ----------------------------------------------------------------------------------------------------------------------
       Colruyt SA                                                                 (10)                250          $  103,583
       ----------------------------------------------------------------------------------------------------------------------
       Danisco AS                                                                                   1,700              98,525
       ----------------------------------------------------------------------------------------------------------------------
       JP Foodservice, Inc.                                                       (10)              3,100              86,412
       ----------------------------------------------------------------------------------------------------------------------
       Kroger Co.                                                                 (10)              8,000             220,000
       ----------------------------------------------------------------------------------------------------------------------
       PT Indofood Sukses Makmur                                                                   57,000             117,870
       ----------------------------------------------------------------------------------------------------------------------
       William Morrison Supermarkets plc                                                           31,000              80,984
                                                                                                              ---------------
                                                                                                                    1,036,996
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.8%
       ----------------------------------------------------------------------------------------------------------------------
       Dura Pharmaceuticals, Inc.                                                 (10)              5,400             156,600
       ----------------------------------------------------------------------------------------------------------------------
       Glaxo Wellcome plc, Sponsored ADR                                                            4,600             181,125
       ----------------------------------------------------------------------------------------------------------------------
       Jones Medical Industries, Inc.                                                               6,300             222,075
       ----------------------------------------------------------------------------------------------------------------------
       Medicis Pharmaceutical Corp., Cl. A                                        (10)              4,900             120,050
       ----------------------------------------------------------------------------------------------------------------------
       Novartis AG                                                                                    105             138,391
       ----------------------------------------------------------------------------------------------------------------------
       Novo-Nordisk AS, B Shares                                                                    1,200             118,704
       ----------------------------------------------------------------------------------------------------------------------
       Roche Holding AG                                                                                15             126,744
       ----------------------------------------------------------------------------------------------------------------------
       Schering AG                                                                                  1,075             103,051
       ----------------------------------------------------------------------------------------------------------------------
       Takeda Chemical Industries Ltd.                                                              5,000             115,436
       ----------------------------------------------------------------------------------------------------------------------
       Zeneca Group plc                                                                             4,250             128,543
                                                                                                              ---------------
                                                                                                                    1,410,719

-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.9%
       ----------------------------------------------------------------------------------------------------------------------
       Acuson Corp.                                                               (10)              4,000              97,000
       ----------------------------------------------------------------------------------------------------------------------
       Luxottica Group SpA, Sponsored ADR                                                           2,000             120,750
       ----------------------------------------------------------------------------------------------------------------------
       National Surgery Centers, Inc.                                             (10)              4,900             147,000
       ----------------------------------------------------------------------------------------------------------------------
       Pediatrix Medical Group, Inc.                                              (10)              4,700             155,100
       ----------------------------------------------------------------------------------------------------------------------
       Physician Sales & Service, Inc.                                            (10)              7,100             102,950
       ----------------------------------------------------------------------------------------------------------------------
       Renal Treatment Centers, Inc.                                              (10)              5,600             121,100
       ----------------------------------------------------------------------------------------------------------------------
       Rural/Metro Corp.                                                          (10)              5,100             146,625
       ----------------------------------------------------------------------------------------------------------------------
       SmithKline Beecham plc                                                                       8,862             142,573
       ----------------------------------------------------------------------------------------------------------------------
       Tenet Healthcare Corp.                                                     (10)              6,210             161,460
       ----------------------------------------------------------------------------------------------------------------------
       Theragenics Corp.                                                          (10)              3,200              54,400
       ----------------------------------------------------------------------------------------------------------------------
       Total Renal Care Holdings, Inc.                                            (10)              4,000             128,500
       ----------------------------------------------------------------------------------------------------------------------
       WellPoint Health Networks, Inc.                                            (10)              2,700             114,075
                                                                                                              ---------------
                                                                                                                    1,491,533

-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.2%
       ----------------------------------------------------------------------------------------------------------------------
       Blyth Industries, Inc.                                                     (10)              4,800             189,600
       ----------------------------------------------------------------------------------------------------------------------
       L'OREAL                                                                                        375             133,066
       ----------------------------------------------------------------------------------------------------------------------
       Premark International, Inc.                                                                  5,800             142,100
       ----------------------------------------------------------------------------------------------------------------------
       Reckitt & Colman plc                                                                        10,000             136,299
                                                                                                              ---------------
                                                                                                                      601,065
-----------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
       ----------------------------------------------------------------------------------------------------------------------
       RJR Nabisco Holdings Corp.                                                                   8,800             261,800
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 4.5%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.7%
       ----------------------------------------------------------------------------------------------------------------------
       Diamond Offshore Drilling, Inc.                                            (10)              1,200              77,250
       ----------------------------------------------------------------------------------------------------------------------
       Global Marine, Inc.                                                        (10)              3,800              76,475
       ----------------------------------------------------------------------------------------------------------------------
       Oryx Energy Co.                                                                              3,500              70,000
       ----------------------------------------------------------------------------------------------------------------------
       Tidewater, Inc.                                                                              1,500              60,187


42 Oppenheimer LifeSpan Funds


       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                                   SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS (CONTINUED)
       ----------------------------------------------------------------------------------------------------------------------
       Varco International, Inc.                                                  (10)              3,200           $  73,600
                                                                                                              ---------------
                                                                                                                      357,512
-----------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 3.8%
       ----------------------------------------------------------------------------------------------------------------------
       Amoco Corp.                                                                                  3,500             292,687
       ----------------------------------------------------------------------------------------------------------------------
       Atlantic Richfield Co.                                                                       1,600             217,800
       ----------------------------------------------------------------------------------------------------------------------
       Chevron Corp.                                                                                6,100             417,850
       ----------------------------------------------------------------------------------------------------------------------
       Exxon Corp.                                                                                  6,800             385,050
       ----------------------------------------------------------------------------------------------------------------------
       Global Industries Ltd.                                                     (10)              4,100              86,100
       ----------------------------------------------------------------------------------------------------------------------
       Mobil Corp.                                                                                  2,500             325,000
       ----------------------------------------------------------------------------------------------------------------------
       Swift Energy Co.                                                           (10)              3,300              69,712
       ----------------------------------------------------------------------------------------------------------------------
       Total SA, B Shares                                                                           1,641             136,085
                                                                                                              ---------------
                                                                                                                    1,930,284
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 9.0%
-----------------------------------------------------------------------------------------------------------------------------
BANKS - 4.0%
       Banco Popular Espanol SA                                                                       430              91,254
       ----------------------------------------------------------------------------------------------------------------------
       BankAmerica Corp.                                                                            4,400             514,250
       ----------------------------------------------------------------------------------------------------------------------
       BankBoston Corp.                                                                             5,400             392,850
       ----------------------------------------------------------------------------------------------------------------------
       Chase Manhattan Corp. (New)                                                                  1,900             175,987
       ----------------------------------------------------------------------------------------------------------------------
       HSBC Holdings plc                                                                            4,400             111,327
       ----------------------------------------------------------------------------------------------------------------------
       Lloyds TSB Group plc                                                                        14,000             127,894
       ----------------------------------------------------------------------------------------------------------------------
       NationsBank Corp.                                                                            5,800             350,175
       ----------------------------------------------------------------------------------------------------------------------
       PNC Bank Corp.                                                                               6,700             275,538
                                                                                                              ---------------
                                                                                                                    2,039,275
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.4%
       ----------------------------------------------------------------------------------------------------------------------
       Amresco, Inc.                                                              (10)              8,400             122,325
       ----------------------------------------------------------------------------------------------------------------------
       Dean Witter, Discover & Co.                                                                  5,500             210,375
       ----------------------------------------------------------------------------------------------------------------------
       First Pacific Co. Ltd.                                                                      50,000              59,704
       ----------------------------------------------------------------------------------------------------------------------
       Haw Par Brothers International Ltd.                                                         46,000             101,139
       ----------------------------------------------------------------------------------------------------------------------
       ING Groep NV                                                                                 2,752             108,068
       ----------------------------------------------------------------------------------------------------------------------
       Lend Lease Corp. Ltd.                                                                        5,000              95,907
       ----------------------------------------------------------------------------------------------------------------------
       Nichiei Co. Ltd.                                                                             1,000              80,372
       ----------------------------------------------------------------------------------------------------------------------
       Perlis Plantations Berhad                                                                   32,500              97,112
       ----------------------------------------------------------------------------------------------------------------------
       Salomon, Inc.                                                                                3,100             155,000
       ----------------------------------------------------------------------------------------------------------------------
       Sirrom Capital Corp.                                                                         4,100             127,613
       ----------------------------------------------------------------------------------------------------------------------
       Southcorp Holdings Ltd.                                                                     33,000             115,506
       ----------------------------------------------------------------------------------------------------------------------
       Swire Pacific Ltd., Cl. B                                                                  100,000             132,963
       ----------------------------------------------------------------------------------------------------------------------
       Travelers Group, Inc.                                                                        4,100             227,038
       ----------------------------------------------------------------------------------------------------------------------
       United Industrial Corp. Ltd.                                                               110,000              82,900
                                                                                                              ---------------
                                                                                                                    1,716,022
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.6%
       ----------------------------------------------------------------------------------------------------------------------
       AFLAC, Inc.                                                                                  1,400              60,200
       ----------------------------------------------------------------------------------------------------------------------
       Chubb Corp.                                                                                  2,700             155,925
       ----------------------------------------------------------------------------------------------------------------------
       Conseco, Inc.                                                                                5,700             235,838
       ----------------------------------------------------------------------------------------------------------------------
       Equitable Cos., Inc.                                                                         3,900             114,075
       ----------------------------------------------------------------------------------------------------------------------
       Hartford Steam Boiler Inspection & Insurance Co.                                             3,000             144,375
       ----------------------------------------------------------------------------------------------------------------------
       Travelers Property Casualty Corp., Cl. A                                                     3,900             131,625
                                                                                                              ---------------
                                                                                                                      842,038


43 Oppenheimer LifeSpan Funds



       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                                   SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 10.1%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.1%
       ----------------------------------------------------------------------------------------------------------------------
       ABB AG                                                                                          70           $  84,802
       ----------------------------------------------------------------------------------------------------------------------
       Johnson Electric Holdings Ltd.                                                              35,000              94,881
       ----------------------------------------------------------------------------------------------------------------------
       Mabuchi Motor Co.                                                                              900              45,599
       ----------------------------------------------------------------------------------------------------------------------
       Rockwell International Corp.                                                                 5,000             332,500
                                                                                                              ---------------
                                                                                                                      557,782
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 3.5%
       ----------------------------------------------------------------------------------------------------------------------
       Computer Horizons Corp.                                                    (10)              4,900             213,150
       ----------------------------------------------------------------------------------------------------------------------
       Computer Task Group, Inc.                                                                    2,900             125,063
       ----------------------------------------------------------------------------------------------------------------------
       Corestaff, Inc.                                                            (10)              7,100             123,363
       ----------------------------------------------------------------------------------------------------------------------
       Corrections Corp. of America                                               (10)              7,000             228,375
       ----------------------------------------------------------------------------------------------------------------------
       DT Industries, Inc.                                                                          2,500              65,000
       ----------------------------------------------------------------------------------------------------------------------
       Hays plc                                                                                    14,000             123,805
       ----------------------------------------------------------------------------------------------------------------------
       Kurita Water Industries Ltd.                                                                 4,000              84,469
       ----------------------------------------------------------------------------------------------------------------------
       NGK Spark Plug Co.                                                                          10,000             100,071
       ----------------------------------------------------------------------------------------------------------------------
       Precision Response Corp.                                                   (10)              4,400              72,050
       ----------------------------------------------------------------------------------------------------------------------
       SGS Societe Generale de Surveillance Holding SA, Series B                                       50             103,500
       ----------------------------------------------------------------------------------------------------------------------
       SITEL Corp.                                                                (10)              9,600              94,800
       ----------------------------------------------------------------------------------------------------------------------
       Sykes Enterprises, Inc.                                                    (10)              4,100             116,850
       ----------------------------------------------------------------------------------------------------------------------
       Tetra Tech, Inc.                                                           (10)              6,125              87,281
       ----------------------------------------------------------------------------------------------------------------------
       Transaction Systems Architects, Inc., Cl. A                                (10)              4,800             144,000
       ----------------------------------------------------------------------------------------------------------------------
       United Waste Systems, Inc.                                                 (10)              3,400             114,750
                                                                                                              ---------------
                                                                                                                    1,796,527
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.5%
       ----------------------------------------------------------------------------------------------------------------------
       AGCO Corp.                                                                                   6,600             170,775
       ----------------------------------------------------------------------------------------------------------------------
       Bic Corp.                                                                                      800             126,791
       ----------------------------------------------------------------------------------------------------------------------
       Canon Sales Co., Inc.                                                                        3,300              68,387
       ----------------------------------------------------------------------------------------------------------------------
       Case Corp.                                                                                   3,400             188,275
       ----------------------------------------------------------------------------------------------------------------------
       Deere & Co.                                                                                  3,100             142,600
       ----------------------------------------------------------------------------------------------------------------------
       Ingersoll-Rand Co.                                                                           3,000             147,375
       ----------------------------------------------------------------------------------------------------------------------
       Mannesmann AG                                                                                  350             137,683
       ----------------------------------------------------------------------------------------------------------------------
       Mark IV Industries, Inc.                                                                     2,425              56,381
       ----------------------------------------------------------------------------------------------------------------------
       Mitsubishi Heavy Industries Ltd.                                                             7,000              46,222
       ----------------------------------------------------------------------------------------------------------------------
       NSK Ltd.                                                                                     8,000              48,286
       ----------------------------------------------------------------------------------------------------------------------
       PACCAR, Inc.                                                                                 5,200             363,350
       ----------------------------------------------------------------------------------------------------------------------
       Ricoh Co. Ltd.                                                                              10,000             118,982
       ----------------------------------------------------------------------------------------------------------------------
       Shinmaywa Industries Ltd.                                                                    6,000              37,869
       ----------------------------------------------------------------------------------------------------------------------
       Sidel SA                                                                                     1,300              93,373
       ----------------------------------------------------------------------------------------------------------------------
       SMC Corp.                                                                                      500              36,640
       ----------------------------------------------------------------------------------------------------------------------
       Textron, Inc.                                                                                2,800             311,850
       ----------------------------------------------------------------------------------------------------------------------
       U.S. Industries, Inc.                                                      (10)              6,200             223,975
                                                                                                              ---------------
                                                                                                                    2,318,814
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.0%
       ----------------------------------------------------------------------------------------------------------------------
       Brambles Industries Ltd.                                                                     6,000             108,804
       ----------------------------------------------------------------------------------------------------------------------
       GATX Corp.                                                                                   3,900             213,525
       ----------------------------------------------------------------------------------------------------------------------
       Union Pacific Corp.                                                                          2,600             165,750
                                                                                                              ---------------
                                                                                                                      488,079


44 Oppenheimer LifeSpan Funds



       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                                   SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 12.4%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.8%
       ----------------------------------------------------------------------------------------------------------------------
       General Dynamics Corp.                                                                       4,000          $  285,000
       ----------------------------------------------------------------------------------------------------------------------
       Lockheed Martin Corp.                                                                        3,100             277,450
       ----------------------------------------------------------------------------------------------------------------------
       Thiokol Corp.                                                                                  200              13,050
       ----------------------------------------------------------------------------------------------------------------------
       TRW, Inc.                                                                                    6,100             317,963
                                                                                                              ---------------
                                                                                                                      893,463
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.7%
       ----------------------------------------------------------------------------------------------------------------------
       Compaq Computer Corp.                                                      (10)              1,200             102,450
       ----------------------------------------------------------------------------------------------------------------------
       Dell Computer Corp.                                                        (10)                700              58,581
       ----------------------------------------------------------------------------------------------------------------------
       Gateway 2000, Inc.                                                         (10)              1,900             104,263
       ----------------------------------------------------------------------------------------------------------------------
       Henry (Jack) & Associates, Inc.                                                              6,400             121,600
       ----------------------------------------------------------------------------------------------------------------------
       Network Appliance, Inc.                                                    (10)              2,900              84,463
       ----------------------------------------------------------------------------------------------------------------------
       Seagate Technology                                                         (10)              4,800             220,200
       ----------------------------------------------------------------------------------------------------------------------
       Storage Technology Corp. (New)                                             (10)              5,400             189,675
                                                                                                              ---------------
                                                                                                                      881,232
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 2.5%
       ----------------------------------------------------------------------------------------------------------------------
       Cambridge Technology Partners, Inc.                                        (10)              4,300             114,488
       ----------------------------------------------------------------------------------------------------------------------
       Inso Corp.                                                                 (10)              2,300              48,300
       ----------------------------------------------------------------------------------------------------------------------
       JDA Software Group, Inc.                                                   (10)              2,200              55,550
       ----------------------------------------------------------------------------------------------------------------------
       Pegasystems, Inc.                                                          (10)              2,700              52,988
       ----------------------------------------------------------------------------------------------------------------------
       Rational Software Corp.                                                    (10)              4,400              60,775
       ----------------------------------------------------------------------------------------------------------------------
       Remedy Corp.                                                               (10)              3,400             110,075
       ----------------------------------------------------------------------------------------------------------------------
       SAP AG, Preference                                                                             550             101,287
       ----------------------------------------------------------------------------------------------------------------------
       Sapient Corp.                                                              (10)              2,300              82,513
       ----------------------------------------------------------------------------------------------------------------------
       Scopus Technology, Inc.                                                    (10)              4,250             113,688
       ----------------------------------------------------------------------------------------------------------------------
       Security Dynamics Technologies, Inc.                                       (10)              4,200             106,050
       ----------------------------------------------------------------------------------------------------------------------
       Technology Solutions Co.                                                   (10)              4,400             116,050
       ----------------------------------------------------------------------------------------------------------------------
       Veritas Software Corp.                                                     (10)              1,000              33,625
       ----------------------------------------------------------------------------------------------------------------------
       Viasoft, Inc.                                                              (10)              1,800              76,500
       ----------------------------------------------------------------------------------------------------------------------
       Visio Corp.                                                                (10)              1,900              96,425
       ----------------------------------------------------------------------------------------------------------------------
       Wind River Systems                                                         (10)              3,600              82,800
                                                                                                              ---------------
                                                                                                                    1,251,114
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.4%
       ----------------------------------------------------------------------------------------------------------------------
       Bowthorpe plc                                                                               12,000              68,733
       ----------------------------------------------------------------------------------------------------------------------
       Electrocomponents plc                                                                       15,000              96,139
       ----------------------------------------------------------------------------------------------------------------------
       Getronics NV                                                                                 4,000             121,143
       ----------------------------------------------------------------------------------------------------------------------
       Hirose Electric Co.                                                                          2,000             109,369
       ----------------------------------------------------------------------------------------------------------------------
       Intel Corp.                                                                                    400              61,250
       ----------------------------------------------------------------------------------------------------------------------
       Keyence Corp.                                                                                  660              80,608
       ----------------------------------------------------------------------------------------------------------------------
       Kyocera Corp.                                                                                1,000              59,885
       ----------------------------------------------------------------------------------------------------------------------
       Matsushita Electric Industrial Co.                                                           5,000              79,978
       ----------------------------------------------------------------------------------------------------------------------
       Matsushita Electric Works Ltd.                                                               6,000              60,988
       ----------------------------------------------------------------------------------------------------------------------
       Micron Electronics, Inc.                                                   (10)              1,500              30,563
       ----------------------------------------------------------------------------------------------------------------------
       Omron Corp.                                                                                  4,000              75,644
       ----------------------------------------------------------------------------------------------------------------------
       Samsung Electronics Co., Sponsored GDR                                     (3)(10)           2,700              63,450
       ----------------------------------------------------------------------------------------------------------------------
       SCI Systems, Inc.                                                          (10)              1,500              92,625
       ----------------------------------------------------------------------------------------------------------------------
       Sony Corp.                                                                                   2,100             152,896


45 Oppenheimer LifeSpan Funds



       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
       Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                                   SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
       ----------------------------------------------------------------------------------------------------------------------
       TDK Corp.                                                                                    1,000           $  72,098
       ----------------------------------------------------------------------------------------------------------------------
       Veeco Instruments, Inc.                                                    (10)              2,700              84,375
       ----------------------------------------------------------------------------------------------------------------------
       Vitesse Semiconductor Corp.                                                (10)              5,550             174,825
       ----------------------------------------------------------------------------------------------------------------------
       Waters Corp.                                                               (10)              5,500             162,938
       ----------------------------------------------------------------------------------------------------------------------
       Zygo Corp.                                                                 (10)              3,900              86,775
                                                                                                              ---------------
                                                                                                                    1,734,282
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 3.0%
       ----------------------------------------------------------------------------------------------------------------------
       Advanced Fibre Communications, Inc.                                        (10)              3,000             119,625
       ----------------------------------------------------------------------------------------------------------------------
       Allen Telecom, Inc.                                                        (10)              4,100              70,725
       ----------------------------------------------------------------------------------------------------------------------
       Aspect Telecommunications Corp.                                            (10)              2,900              51,475
       ----------------------------------------------------------------------------------------------------------------------
       British Sky Broadcasting Group plc                                                          11,500             106,362
       ----------------------------------------------------------------------------------------------------------------------
       Cable Design Technologies Corp.                                            (10)              3,050              57,569
       ----------------------------------------------------------------------------------------------------------------------
       Comverse Technology, Inc.                                                  (10)              5,800             227,650
       ----------------------------------------------------------------------------------------------------------------------
       DSP Communications, Inc.                                                   (10)              9,700              76,994
       ----------------------------------------------------------------------------------------------------------------------
       Hong Kong Telecommunications Ltd.                                          (10)             50,000              85,845
       ----------------------------------------------------------------------------------------------------------------------
       Korea Mobile Telecommunications Corp., Sponsored ADR                                        10,000              95,000
       ----------------------------------------------------------------------------------------------------------------------
       L.M. Ericsson Telephone Co., Cl. B, ADR                                                      3,720             125,085
       ----------------------------------------------------------------------------------------------------------------------
       P-COM, Inc.                                                                (10)              1,800              51,525
       ----------------------------------------------------------------------------------------------------------------------
       Telecom Italia Mobile SpA                                                                   45,000             141,555
       ----------------------------------------------------------------------------------------------------------------------
       Uniphase Corp.                                                             (10)              2,800             111,300
       ----------------------------------------------------------------------------------------------------------------------
       VideoServer, Inc.                                                          (10)              3,800              64,125
       ----------------------------------------------------------------------------------------------------------------------
       Vodafone Group plc                                                                          29,000             129,638
                                                                                                              ---------------
                                                                                                                    1,514,473
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 8.2%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.7%
       ----------------------------------------------------------------------------------------------------------------------
       American Electric Power Co., Inc.                                                            5,300             214,650
       ----------------------------------------------------------------------------------------------------------------------
       CalEnergy, Inc.                                                            (10)              2,500              97,813
       ----------------------------------------------------------------------------------------------------------------------
       Entergy Corp.                                                                                9,700             226,738
       ----------------------------------------------------------------------------------------------------------------------
       FPL Group, Inc.                                                                              6,100             272,213
       ----------------------------------------------------------------------------------------------------------------------
       Illinova Corp.                                                                               5,000             112,500
       ----------------------------------------------------------------------------------------------------------------------
       Kansas City Power & Light Co.                                                                6,400             180,800
       ----------------------------------------------------------------------------------------------------------------------
       Veba AG                                                                                      2,500             129,716
       ----------------------------------------------------------------------------------------------------------------------
       Western Resources, Inc.                                                                      4,700             141,588
                                                                                                              ---------------
                                                                                                                    1,376,018
-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.7%
       ----------------------------------------------------------------------------------------------------------------------
       Columbia Gas System, Inc.                                                                    2,700             167,063
       ----------------------------------------------------------------------------------------------------------------------
       El Paso Natural Gas Co.                                                                      5,100             296,438
       ----------------------------------------------------------------------------------------------------------------------
       Hong Kong & China Gas Co. Ltd.                                                              36,720              58,304
       ----------------------------------------------------------------------------------------------------------------------
       National Fuel Gas Co.                                                                        4,600             191,475
       ----------------------------------------------------------------------------------------------------------------------
       PanEnergy Corp.                                                                              7,800             345,150
       ----------------------------------------------------------------------------------------------------------------------
       Questar Corp.                                                                                7,200             273,600
       ----------------------------------------------------------------------------------------------------------------------
       RWE AG, Preference                                                                           2,000              66,988
                                                                                                              ---------------
                                                                                                                    1,399,018
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 2.8%
       ----------------------------------------------------------------------------------------------------------------------
       Ameritech Corp.                                                                              2,800             171,150
       ----------------------------------------------------------------------------------------------------------------------
       DDI Corp.                                                                                       19             126,208
       ----------------------------------------------------------------------------------------------------------------------
       GTE Corp.                                                                                    7,300             334,888


46 Oppenheimer LifeSpan Funds


       ----------------------------------------------------------------------------------------------------------------------
       STATEMENT OF INVESTMENTS (Unaudited)(Continued)
       Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                                   SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)
       ----------------------------------------------------------------------------------------------------------------------
       NYNEX Corp.                                                                                  3,600          $  186,300
       ----------------------------------------------------------------------------------------------------------------------
       Telecomunicacoes Brasileiras SA, Sponsored ADR                                               1,000             114,750
       ----------------------------------------------------------------------------------------------------------------------
       Telefonica de Espana, ADS                                                                    3,000              76,913
       ----------------------------------------------------------------------------------------------------------------------
       U S West Communications Group                                                               12,000             421,500
                                                                                                              ---------------
                                                                                                                    1,431,709
                                                                                                              ---------------

       Total Common Stocks (Cost $32,495,309)                                                                      36,374,995

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------
       California Federal Preferred Capital Corp., 9.125% Non-
       Cum. Exchangeable Preferred, Series A, Non-Vtg.                                              3,000              75,375
       ----------------------------------------------------------------------------------------------------------------------
       Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg.                                               1,200             159,300
                                                                                                              ---------------

       Total Preferred Stocks (Cost $189,800)                                                                         234,675

                                                                                                    UNITS
-----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
       Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01                        (4)                333                 666
       ----------------------------------------------------------------------------------------------------------------------
       Haw Par Brothers International Ltd. Wts., Exp. 7/01                                          3,300               2,829
       ----------------------------------------------------------------------------------------------------------------------
       Intermedia Communications, Inc. Wts., Exp. 6/00                             (4)                 50               1,000
       ----------------------------------------------------------------------------------------------------------------------
       PT Indofood Sukses Makmur Rts., Exp. 5/97                                                   11,400               7,037
                                                                                                              ---------------

       Total Rights, Warrants and Certificates (Cost $2,459)                                                           11,532

                                                                                                     FACE
                                                                                                  AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 9.1%
-----------------------------------------------------------------------------------------------------------------------------
       Repurchase agreement with State Street Bank and Trust Co.,
       4.75%, dated 4/30/97, to be repurchased at $4,630,611
       on 5/1/97, collateralized by U.S. Treasury Nts., 4.75%-6.25%,
       7/31/98-11/30/98, with a value of $1,088,142 and U.S.
       Treasury Bonds, 9.25%, 2/15/96, with a value of $3,696,743
        (Cost $4,630,000)                                                                    $  4,630,000           4,630,000
       ----------------------------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS, AT VALUE (COST $46,961,664)                                               99.8%          50,885,874
       ----------------------------------------------------------------------------------------------------------------------
       OTHER ASSETS NET OF LIABILITIES                                                               0.2              121,505
                                                                                          ---------------     ---------------
       NET ASSETS                                                                                  100.0%       $  51,007,379
                                                                                          ---------------     ---------------
                                                                                          ---------------     ---------------


       1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.


47 Oppenheimer LifeSpan Funds

  Oppenheimer LifeSpan Growth Fund
  ------------------------------------------------------------------------------
  2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
  3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $419,013 or 0.82% of the Fund's net assets, at April 30, 1997.
  4. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.
  5.  Non-income producing--issuer is in default of interest payment.
  6.  Interest or dividend is paid in kind.
  7.  Represents the current interest rate for a variable rate security.
  8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
  9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
  10.  Non-income producing security.

  See accompanying Notes to Financial Statements.



48 Oppenheimer LifeSpan Funds

STATEMENTS OF ASSETS AND LIABILITIES APRIL 30, 1997 (UNAUDITED)

                                                                           OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                                             LIFESPAN      LIFESPAN        LIFESPAN
                                                                             INCOME        BALANCED         GROWTH
                                                                              FUND          FUND             FUND
                                                                           -----------------------------------------
ASSETS:
Investments, at value (cost * ) - see accompanying statements              $27,540,136    $58,975,774    $50,885,874
Cash                                                                           199,523             --        182,152
Receivables:
   Dividends, interest and principal paydowns                                  408,831        509,668        279,542
   Shares of capital stock sold                                                 25,896             --         36,503
   Investments sold                                                                 --        296,956        383,495
   Other                                                                         3,668          4,130          3,903
                                                                           -----------------------------------------
      Total assets                                                          28,178,054     59,786,528     51,771,469
                                                                           -----------------------------------------
LIABILITIES:
Bank overdraft                                                                      --        124,254             --
Payables and other liabilities:
   Dividends                                                                     5,684             --             --
   Investments purchased                                                       108,140        529,841        709,975
   Shareholder reports                                                          21,540          9,805         12,267
   Shares of capital stock redeemed                                             23,705         77,339            242
   Distribution and service plan fees                                            5,552         11,954         10,206
   Director's fees                                                              17,806         17,444         16,303
   Transfer and shareholder servicing agent fees                                    --            680          2,330
   Custodian fees                                                                4,635         17,420         11,368
   Other                                                                         7,067            735          1,399
                                                                           -----------------------------------------
      Total liabilities                                                        194,129        789,472        764,090
                                                                           -----------------------------------------
NET ASSETS                                                                 $27,983,925    $58,997,056    $51,007,379
                                                                           -----------------------------------------
                                                                           -----------------------------------------
COMPOSITION OF NET ASSETS:
Par value of shares of capital stock                                            $2,644         $5,147        $4,232
Additional paid-in capital                                                  26,778,442     54,102,547     45,629,702
Undistributed net investment income                                                 --        269,020        354,907
Accumulated net realized gain from investments and foreign
   currency transactions                                                       175,920      1,012,733      1,094,313
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                  1,026,919      3,607,609      3,924,225
                                                                           -----------------------------------------
NET ASSETS                                                                 $27,983,925    $58,997,056    $51,007,379
                                                                           -----------------------------------------
                                                                           -----------------------------------------
*Cost                                                                      $26,513,217    $55,367,915    $46,961,664
                                                                           -----------------------------------------
                                                                           -----------------------------------------


NET ASSET VALUE PER SHARE:
CLASS A SHARES:
Net asset value and redemption price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                              $27,279,118    $54,839,308    $46,487,490
   Shares of capital stock                                                   2,577,422      4,785,875      3,856,956
   Price per share                                                              $10.58         $11.46         $12.05

Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price for each fund)                             $11.23         $12.16         $12.79
                                                                           -----------------------------------------

CLASS B SHARES:
Net asset value, redemption price and offering price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                 $677,469     $3,271,915     $3,761,495
   Shares of capital stock                                                      63,790        283,846        312,031
   Price per share                                                              $10.62         $11.53         $12.05
                                                                           -----------------------------------------

CLASS C SHARES:
Net asset value, redemption price and offering price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                  $27,338       $885,833       $758,394
   Shares of capital stock                                                       2,576         77,480         63,343
   Price per share                                                              $10.61         $11.43         $11.97
See accompanying Notes to Financial Statements.

49 Oppenheimer LifeSpan Funds

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

                                                                                 OPPENHEIMER     OPPENHEIMER  OPPENHEIMER
                                                                                   LIFESPAN       LIFESPAN      LIFESPAN
                                                                                     INCOME       BALANCED       GROWTH
                                                                                      FUND           FUND         FUND
                                                                                 ----------------------------------------
INVESTMENT INCOME:
Interest                                                                           $841,530     $1,049,815       $561,473
Dividends (net of foreign withholding taxes of $543, $6,963
and $7,556, respectively)                                                           121,021        263,257        280,943
                                                                                 ----------------------------------------
      Total income                                                                  962,551      1,313,072        842,416
                                                                                 ----------------------------------------
EXPENSES:
Management fees - Note 4                                                            102,237        243,673        207,567
Distribution and service plan fees - Note 4:
   Class A                                                                           33,439         67,657         57,471
   Class B                                                                            2,913         13,857         14,636
   Class C                                                                               48          4,658          1,732
Transfer and shareholder servicing agent fees - Note 4                                1,426          7,140         15,539
Accounting service fees                                                               7,500          7,500          7,500
Custodian fees and expenses                                                              --          4,996             --
Legal and auditing fees                                                              11,320          9,955         10,359
Shareholder reports                                                                  14,541         23,723         25,563
Directors' fees and expenses - Note 1                                                16,952         14,889         17,616
Insurance expenses                                                                    1,348          1,534          1,439
Registration and filing fees:
   Class A                                                                              370          1,764          1,703
   Class B                                                                               74            503            477
   Class C                                                                                9             39            196
Other                                                                                 4,832          7,363          4,517
                                                                                 ----------------------------------------
      Total expenses                                                                197,009        409,251        366,315
                                                                                 ----------------------------------------
NET INVESTMENT INCOME                                                               765,542        903,821        476,101
                                                                                 ----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
   Investments                                                                      194,614      1,154,604      1,254,191
   Foreign currency transactions                                                         --       (115,868)      (117,952)
                                                                                 ----------------------------------------

      Net realized gain                                                             194,614      1,038,736      1,136,239
Net change in unrealized appreciation or depreciation on:
   Investments                                                                        9,184     (1,535,142)    (1,543,855)
   Translation of assets and liabilities denominated in
      foreign currencies                                                                 --       (324,424)      (360,501)
                                                                                 ----------------------------------------
      Net change                                                                      9,184     (1,859,566)    (1,904,356)
                                                                                 ----------------------------------------
      Net realized and unrealized gain (loss)                                       203,798       (820,830)      (768,117)
                                                                                 ----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                                    $969,340        $82,991      ($292,016)
                                                                                 ----------------------------------------
                                                                                 ----------------------------------------

See accompanying Notes to Financial Statements.

50 Oppenheimer LifeSpan Funds

STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED) AND THE PERIOD ENDED OCTOBER 31, 1996

                                                                OPPENHEIMER             OPPENHEIMER              OPPENHEIMER
                                                                  LIFESPAN               LIFESPAN                  LIFESPAN
                                                                   INCOME                 BALANCED                 GROWTH
                                                                    FUND                   FUND                      FUND
                                                         ------------------------------------------------------------------------
                                                              1997      1996(1)       1997       1996(1)      1997        1996(1)
                                                         ------------------------------------------------------------------------
OPERATIONS:
Net investment income                                       $765,542  $1,166,091    $903,821  $1,269,662    $476,101     $610,399
Net realized gain                                            194,614     375,456   1,038,736   1,455,276   1,136,239    2,207,221
Net change in unrealized appreciation or depreciation          9,184    (394,375) (1,859,566)  1,910,667  (1,904,356)   2,238,220
                                                         ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 969,340   1,147,172      82,991   4,635,605    (292,016)   5,055,840

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income:
Class A                                                     (751,100) (1,164,346)   (785,338)   (919,554)   (279,876)    (289,194)
Class B                                                      (14,240)    (14,052)    (33,711)    (21,226)    (11,776)      (9,326)
Class C                                                         (214)        (24)    (10,326)    (10,575)     (1,248)        (143)
Distributions from net realized gain:
Class A                                                     (381,291)    (63,862) (1,432,693)   (140,249) (2,163,640)    (129,620)
Class B                                                       (7,459)       (925)    (69,269)     (3,811)   (128,434)      (4,802)
Class C                                                          (77)         (2)    (23,260)     (1,725)    (11,808)         (65)
CAPITAL STOCK TRANSACTIONS:
Net increase in net assets resulting from capital stock
     - Note 2:
Class A                                                    1,131,095   1,803,488   4,829,942   6,793,292   5,198,363    5,139,745
Class B                                                      226,924     264,631   1,514,609   1,370,222   1,534,382    1,697,392
Class C                                                       26,332       1,000      98,770     821,670     637,220      137,860
                                                         ------------------------------------------------------------------------
NET ASSETS:
Total increase                                             1,199,310   1,973,080   4,171,715  12,523,649   4,481,167   11,597,687
Beginning of period                                       26,784,615  24,811,535  54,825,341  42,301,692  46,526,212   34,928,525
                                                         ------------------------------------------------------------------------
End of period                                            $27,983,925 $26,784,615 $58,997,056 $54,825,341 $51,007,379  $46,526,212
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------
Undistributed net investment income                               --         $11    $269,020    $194,574    $354,907    $171,706

1. The Funds changed their fiscal year end from December 31 to October 31. See accompanying Notes to Financial Statements.


51 Oppenheimer LifeSpan Funds


FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Income Fund
                                               CLASS A
                                               -------------------------------------------
                                               SIX MONTHS        TEN MONTHS   EIGHT MONTHS
                                               ENDED             ENDED        ENDED
                                               APRIL 30,         OCTOBER 31,  DECEMBER 31,
                                               1997(UNAUDITED)   1996(2)      1995(4)
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period               $10.65        $10.70         $10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .30           .48            .37
Net realized and unrealized gain (loss)               .08          (.02)           .73
------------------------------------------------------------------------------------------
Total income from investment
operations                                            .38           .46           1.10
------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.30)         (.48)          (.36)
Distributions from net realized gain                 (.15)         (.03)          (.04)
------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                      (.45)         (.51)          (.40)
------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.58        $10.65         $10.70
                                               -------------------------------------------
                                               -------------------------------------------

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                 3.62%         4.45%         11.22%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $27,279       $26,328        $24,619
------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $26,923       $25,463        $22,128
------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
Net investment income                               5.63%         5.43%          5.35%
Expenses                                            1.43%         1.56%          1.50%
------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          19.0%         75.3%          45.8%
Average brokerage commission rate(7)              $0.0687       $0.0694             --




CLASS B                                       CLASS C
-------------------------------------------   -------------------------------
SIX MONTHS      TEN MONTHS   THREE MONTHS     SIX MONTHS      SIX MONTHS
ENDED           ENDED        ENDED            ENDED           ENDED
APRIL 30,       OCTOBER 31,  DECEMBER 31,     APRIL 30,       OCTOBER 31,
1997(UNAUDITED) 1996(2)      1995(3)          1997(UNAUDITED) 1996(1)(2)
-----------------------------------------------------------------------------

 $10.69         $10.74         $10.45         $10.66            $10.53
-----------------------------------------------------------------------------
    .25            .41            .12            .29               .25
    .09           (.02)           .32            .10               .16
-----------------------------------------------------------------------------
    .34            .39            .44            .39               .41
-----------------------------------------------------------------------------
   (.26)          (.41)          (.11)          (.29)             (.25)
   (.15)          (.03)          (.04)          (.15)             (.03)
-----------------------------------------------------------------------------
   (.41)          (.44)          (.15)          (.44)             (.28)
-----------------------------------------------------------------------------
 $10.62         $10.69         $10.74         $10.61            $10.66
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  3.22%          3.69%          4.30%          3.69%             3.96%
-----------------------------------------------------------------------------
   $677           $456           $192            $27                $1
-----------------------------------------------------------------------------
   $589           $350           $107            $10                $1
-----------------------------------------------------------------------------
  4.89%          4.93%          5.23%          4.75%             4.68%
  2.15%          2.31%          2.25%          2.21%             2.25%
-----------------------------------------------------------------------------
  19.0%          75.3%          45.8%          19.0%             75.3%
$0.0687        $0.0694             --        $0.0687          $0.0694




1.  For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. For the period from October 1, 1995 (inception of offering) to December 31, 1995.
4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $5,665,698 and $4,823,308, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.
See accompanying Notes to Financial Statements.

52 Oppenheimer LifeSpan Funds


FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Balanced Fund
                                               CLASS A
                                               -------------------------------------------
                                               SIX MONTHS        TEN MONTHS   EIGHT MONTHS
                                               ENDED             ENDED        ENDED
                                               APRIL 30,         OCTOBER 31,  DECEMBER 31,
                                               1997(UNAUDITED)   1996(2)      1995(4)
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period               $11.90        $11.05         $10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .16           .29            .24
Net realized and unrealized gain (loss)              (.11)          .81           1.29
------------------------------------------------------------------------------------------
Total income from investment
operations                                            .05          1.10           1.53
------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.17)         (.22)          (.25)
Distributions from net realized gain                 (.32)         (.03)          (.23)
------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                      (.49)         (.25)          (.48)
------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.46        $11.90         $11.05
                                               -------------------------------------------
                                               -------------------------------------------

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                 0.40%        10.04%         15.33%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $54,839       $52,104        $41,861
------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $54,141       $47,116        $37,417
------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
Net investment income                               3.20%         3.15%          3.47%
Expenses                                            1.38%         1.56%          1.55%
------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          27.0%         61.0%          76.3%
Average brokerage commission rate(7)              $0.0037       $0.0078             --




CLASS B                                       CLASS C
-------------------------------------------   -------------------------------
SIX MONTHS      TEN MONTHS   THREE MONTHS     SIX MONTHS      SIX MONTHS
ENDED           ENDED        ENDED            ENDED           ENDED
APRIL 30,       OCTOBER 31,  DECEMBER 31,     APRIL 30,       OCTOBER 31,
1997(UNAUDITED) 1996(2)      1995(3)          1997(UNAUDITED) 1996(1)(2)
-----------------------------------------------------------------------------

 $11.98         $11.16         $10.95         $11.88            $11.74
-----------------------------------------------------------------------------
    .12            .20            .05            .14               .13
   (.11)           .82            .45           (.14)              .24
-----------------------------------------------------------------------------
    .01           1.02            .50            .00               .37
-----------------------------------------------------------------------------
   (.14)          (.17)          (.06)          (.13)             (.20)
   (.32)          (.03)          (.23)          (.32)             (.03)
-----------------------------------------------------------------------------
   (.46)          (.20)          (.29)          (.45)             (.23)
-----------------------------------------------------------------------------
 $11.53         $11.98         $11.16         $11.43            $11.88
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------
  0.00%          9.22%          4.49%         (0.04%)            3.21%
-----------------------------------------------------------------------------
 $3,272         $1,893           $441           $886              $828
-----------------------------------------------------------------------------
 $2,804         $1,225           $247           $940              $551
-----------------------------------------------------------------------------
  2.45%          2.41%          3.01%          2.46%             2.53%
  2.12%          2.32%          2.30%          2.12%             2.27%
-----------------------------------------------------------------------------
  27.0%          61.0%          76.3%          27.0%             61.0%
$0.0037        $0.0078             --      $0.0037            $0.0078



1.  For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. For the period from October 1, 1995 (inception of offering) to December 31, 1995.
4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $20,483,308 and $14,441,189, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.
See accompanying Notes to Financial Statements.

53 Oppenheimer LifeSpan Funds


FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Growth Fund
                                               CLASS A
                                               -------------------------------------------
                                               SIX MONTHS        TEN MONTHS   EIGHT MONTHS
                                               ENDED             ENDED        ENDED
                                               APRIL 30,         OCTOBER 31,  DECEMBER 31,
                                               1997(UNAUDITED)   1996(2)      1995(4)
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period               $12.78        $11.39         $10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .09           .18            .16
Net realized and unrealized gain (loss)              (.12)         1.34           1.63
------------------------------------------------------------------------------------------
Total income from investment
operations                                           (.03)         1.52           1.79
------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.08)         (.09)          (.17)
Distributions from net realized gain                 (.62)         (.04)          (.23)
----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                      (.70)         (.13)          (.40)
------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.05        $12.78         $11.39
                                               -------------------------------------------
                                               -------------------------------------------

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                (0.43%)       13.37%         18.02%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $46,487       $43,980        $34,368
------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $46,178       $39,576        $29,046
------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
Net investment income                               1.99%         1.81%          2.32%
Expenses                                            1.44%         1.61%          1.55%
------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          30.2%         64.2%          71.8%
Average brokerage commission rate(7)              $0.0038       $0.0059             --




CLASS B                                       CLASS C
-------------------------------------------   -------------------------------
SIX MONTHS      TEN MONTHS   THREE MONTHS     SIX MONTHS      SIX MONTHS
ENDED           ENDED        ENDED            ENDED           ENDED
APRIL 30,       OCTOBER 31,  DECEMBER 31,     APRIL 30,       OCTOBER 31,
1997(UNAUDITED) 1996(2)      1995(3)          1997(UNAUDITED) 1996(1)(2)
-----------------------------------------------------------------------------

 $12.81         $11.47         $11.14         $12.74            $12.49
-----------------------------------------------------------------------------
    .05            .08            .03            .06               .11
   (.13)          1.36            .56           (.15)              .27
-----------------------------------------------------------------------------
   (.08)          1.44            .59           (.09)              .38
-----------------------------------------------------------------------------
   (.06)          (.06)          (.03)          (.06)             (.09)
   (.62)          (.04)          (.23)          (.62)             (.04)
-----------------------------------------------------------------------------
   (.68)          (.10)          (.26)          (.68)             (.13)
-----------------------------------------------------------------------------
 $12.05         $12.81         $11.47         $11.97            $12.74
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 (0.85%)        12.58%          5.34%         (0.87%)            3.04%
-----------------------------------------------------------------------------
 $3,761         $2,405           $561           $758              $141
-----------------------------------------------------------------------------
 $2,971         $1,475           $230           $354               $54
-----------------------------------------------------------------------------
  1.25%          1.11%          1.70%          1.25%             1.32%
  2.19%          2.37%          2.30%          2.21%             2.43%
-----------------------------------------------------------------------------
  30.2%          64.2%          71.8%          30.2%             64.2%
$0.0038        $0.0059             --      $0.0038            $0.0059



1.  For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. For the period from October 1, 1995 (inception of offering) to December 31, 1995.
4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $18,801,089 and $13,330,503, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.
See accompanying Notes to Financial Statements.

54 Oppenheimer LifeSpan Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES
    Oppenheimer LifeSpan Income Fund, Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund (the Funds), are separate series of Oppenheimer Series Fund, Inc. (the Company), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Funds' investment objectives are as follows:

    OPPENHEIMER LIFESPAN INCOME FUND seeks a high level of current income, with opportunities for capital appreciation. It invests in a strategically allocated portfolio consisting primarily of bond instruments.

    OPPENHEIMER LIFESPAN BALANCED FUND seeks a blend of capital appreciation and income. It invests in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks.

    OPPENHEIMER LIFESPAN GROWTH FUND seeks long-term capital appreciation. It invests in a strategically allocated portfolio consisting primarily of stocks.

    The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Funds.

    INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

    FOREIGN CURRENCY TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

    REPURCHASE AGREEMENTS. The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

    ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

55 Oppenheimer LifeSpan Funds

    DIRECTORS' FEES AND EXPENSES. The Funds have adopted a nonfunded retirement plan for the Funds' independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 1997, the provision for projected benefit obligations, payments to retired directors and the accumulated liability for each of the Funds is as follows:

         LifeSpan Income Fund     LifeSpan Balanced Fund   LifeSpan Growth Fund

Provision             $16,392                    $17,742                $17,808
for pro-
jected
benefit
obliga-
tions

Payments                1,509                      1,509                  1,509
to retired
directors

Accumu-                17,389                     16,703                 16,132
lated
liability
as of
April 30,
1997

    FEDERAL TAXES. Each Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

    DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.  Net investment income
    (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Funds.

    OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF CAPITAL STOCK
    Each Fund has authorized 450 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

OPPENHEIMER LIFESPAN INCOME FUND

                                            SIX MONTHS ENDED APRIL 30, 1997         PERIOD ENDED OCTOBER 31, 1996(1)
                                            -------------------------------         --------------------------------
                                            SHARES              AMOUNT              SHARES              AMOUNT
Class A:
Sold                                             29,800         $   317,418              146,543             $1,546,169
Dividends and distributions reinvested          102,334           1,088,448              112,062              1,180,611
Redeemed                                        (25,858)           (274,771)             (88,357)              (923,292)
                                            ------------        ------------        -------------       ----------------
Net increase                                    106,276         $ 1,131,095              170,248        $     1,803,488
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------



56 Oppenheimer LifeSpan Funds

OPPENHEIMER LIFESPAN INCOME FUND (continued)

                                            SIX MONTHS ENDED APRIL 30, 1997         PERIOD ENDED OCTOBER 31, 1996(1)
                                            -------------------------------         --------------------------------
                                            SHARES              AMOUNT              SHARES              AMOUNT
Class B:
Sold                                             20,852         $    223,705             23,725         $       253,904
Dividends and distributions reinvested            1,908               20,349              1,286                  13,606
Redeemed                                         (1,598)             (17,130)              (271)                 (2,879)
                                            ------------        ------------        -------------       ----------------
Net increase                                     21,162         $    226,924             24,740         $        264,631
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------

Class C:
Sold                                              2,457         $      26,082                95         $         1,000
Dividends and distributions reinvested               24                   250                --                      --
Redeemed                                             --                    --                --                      --
                                            ------------        ------------        -------------       ----------------
Net increase                                      2,481         $      26,332                95         $         1,000
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------

OPPENHEIMER LIFESPAN BALANCED FUND

                                            SIX MONTHS ENDED APRIL 30, 1997         PERIOD ENDED OCTOBER 31, 1996(1)
                                            -------------------------------         --------------------------------
                                            SHARES              AMOUNT              SHARES              AMOUNT
Class A:
Sold                                             477,839        $ 5,655,156              591,611        $     6,806,310
Dividends and distributions reinvested           187,883          2,206,516               90,394              1,056,157
Redeemed                                        (256,485)        (3,031,730)             (92,638)            (1,069,175)
                                            ------------        ------------        -------------       ----------------
Net increase                                     409,237        $ 4,829,942              589,367        $     6,793,292
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------

Class B:
Sold                                             155,998        $ 1,860,704              118,679        $     1,371,576
Dividends and distributions reinvested             8,618            101,895                2,108                 24,736
Redeemed                                         (38,791)          (447,990)              (2,244)               (26,090)
                                            ------------        ------------        -------------       ----------------
Net increase                                     125,825        $ 1,514,609              118,543        $     1,370,222
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------

Class C:
Sold                                              32,082        $   371,449               68,739        $       810,364
Dividends and distributions reinvested             2,863             33,581                1,054                 12,284
Redeemed                                         (27,173)          (306,260)                 (85)                  (978)
                                            ------------        ------------        -------------       ----------------
Net increase                                       7,772        $    98,770               69,708        $       821,670
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------

OPPENHEIMER LIFESPAN GROWTH FUND
                                            SIX MONTHS ENDED APRIL 30, 1997         PERIOD ENDED OCTOBER 31, 1996(1)
                                            -------------------------------         --------------------------------
                                            SHARES              AMOUNT              SHARES              AMOUNT
Class A:
Sold                                             332,117        $ 4,146,250              424,020        $     5,146,023
Dividends and distributions reinvested           195,674          2,440,053               33,590                418,507
Redeemed                                        (111,699)        (1,387,940)             (35,427)              (424,785)
                                            ------------        ------------        -------------       ----------------
Net increase                                     416,092        $ 5,198,363              422,183        $     5,139,745
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------

Class B:
Sold                                             136,218        $ 1,688,107              154,309        $     1,879,045
Dividends and distributions reinvested            11,173            139,662                1,098                 13,603
Redeemed                                         (23,110)          (293,387)             (16,551)              (195,256)
                                            ------------        ------------        -------------       ----------------
Net increase                                     124,281        $ 1,534,382              138,856        $     1,697,392
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------

Class C:
Sold                                              56,305        $   689,233               11,124        $       138,640
Dividends and distributions reinvested               846             10,506                   16                    198
Redeemed                                          (4,868)           (62,519)                 (80)                  (978)
                                            ------------        ------------        -------------       ----------------
Net increase                                      52,283        $   637,220               11,060        $       137,860
                                            ------------        ------------        -------------       ----------------
                                            ------------        ------------        -------------       ----------------


1. For the ten months ended October 31, 1996 for Class A and Class B shares and for the period from May 1, 1996 (inception of offering) to October 31, 1996 for Class C shares. The Funds changed their fiscal year end from December 31 to October 31.

57 Oppenheimer LifeSpan Funds

3.  UNREALIZED GAINS AND LOSSES ON INVESTMENTS
At April 30, 1997, net unrealized appreciation on investments consisted of the following:


                        LifeSpan Income Fund          LifeSpan Balanced Fund        LifeSpan Growth Fund
Gross appreciation                $1,417,367                    $ 5,473,624                   $ 5,714,593
Gross depreciation                  (390,448)                    (1,865,765)                   (1,790,383)
Net unrealized appreciation        1,026,919                      3,607,859                     3,924,210




4.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
    Management fees paid to the Manager were in accordance with the investment advisory agreements with the Funds. For Oppenheimer LifeSpan Income Fund, the agreement provides for a fee of 0.75% on the first $250 million of the Fund's average annual net assets and 0.65% on net assets over $250 million. For Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund, the fees are 0.85% on the first $250 million of average annual net assets and 0.75% on net assets in excess of $250 million. The Manager acts as the accounting agent for each Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

    For Oppenheimer LifeSpan Income Fund, the Manager has entered into a sub-advisory agreement with BEA Associates (the Sub-Adviser) to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays BEA Associates negotiated fees. For Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund, the Manager has entered into sub-advisory agreements with three sub-advisers to assist in the selection of portfolio investments for the components of the Funds. For these services, the Manager pays Babson-Stewart Ivory International, BEA Associates and Pilgrim Baxter & Associates (the Sub-Advisers) negotiated fees.

    OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Funds, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

    For the six months ended April 30, 1997, (1) commissions (sales charges paid by investors) on sales of Class A shares, (2) commission amounts retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers, (3) sales charges advanced to broker/dealers by OFDI on sales of the Funds' Class B and Class C shares, (4) sales charges advanced to affiliated broker/dealers and (5) contingent deferred sales charges retained by OFDI were as follows:


                             (1) Commissions     (2) Commissions     (3) Sales Charges   (4) Paid to Affiliates   (5) Contingent
                                                      Retained            Advanced                                 Deferred Sales
                                                                                                                       Charges
LifeSpan Income Fund, Class A        $7,079              $6,898
Class B                                                                        $8,942                   $8,202                --
LifeSpan Balanced Fund, Class A     $60,676             $57,051
Class B                                                                       $68,509                  $47,816                --
Class C                                                                        $3,712                       --                --
LifeSpan Growth Fund, Class A       $74,960             $74,555
Class B                                                                       $57,111                  $34,315            $1,656
Class C                                                                        $6,054                       --                --


58 Oppenheimer LifeSpan Funds

    The Funds have adopted Service Plans for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Funds. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended April 30, 1997, OFDI made payments to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses as follows:

         LifeSpan Income Fund. . . . . . . . . . . . . . . . .  $33,390
         LifeSpan Balanced Fund. . . . . . . . . . . . . . . .  $67,065
         LifeSpan Growth Fund. . . . . . . . . . . . . . . . .  $55,986

    The Funds have adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Funds pay OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from their own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Funds, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. If the Plans are terminated by the Funds, the Board of Directors may allow the Funds to continue payments of the asset-based sales charge to OFDI for certain expenses they incurred before the Plans were terminated. During the six months ended April 30, 1997, OFDI retained certain amounts as compensation for Class B and Class C personal service and maintenance expenses. These amounts, as well as unreimbursed expenses incurred by OFDI at April 30, 1997 are as follows:

                                Amount Retained by OFDI   Unreimbursed Expenses
LifeSpan Income Fund, Class B                   $ 2,626                $ 12,562
LifeSpan Balanced Fund, Class B                   5,491                 105,266
LifeSpan Balanced Fund, Class C                   1,866                  13,225
LifeSpan Growth Fund, Class B                    13,532                  93,918
LifeSpan Growth Fund, Class C                     1,463                   9,455

59 Oppenheimer LifeSpan Funds

5.  ILLIQUID AND RESTRICTED SECURITIES
At April 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Funds intend to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this 10% limitation at April 30, 1997 are as follows:

                                  Amount              Percentage to Net Assets
    LifeSpan Income Fund               $325,899                           1.16%
    LifeSpan Balanced Fund              390,165                           0.66
    LifeSpan Growth Fund                251,373                           0.49

6.SUBSEQUENT EVENT
Effective June 11, 1997, the Custodian of Portfolio Securities will change from State Street Bank and Trust Company to The Bank of New York.

60 Oppenheimer LifeSpan Funds

    OPPENHEIMER LIFESPAN FUNDS
    A Series of Oppenheimer Series Fund, Inc.

    OFFICERS AND DIRECTORS   Leon Levy, Chairman of the Board of Directors
                             Donald W. Spiro, Vice Chairman of the Board of
                                  Directors
                             Bridget A. Macaskill, Director and President
                             Robert G. Galli, Director
                             Benjamin Lipstein, Director
                             Elizabeth B. Moynihan, Director
                             Kenneth A. Randall, Director
                             Edward V. Regan, Director
                             Russell S. Reynolds, Jr., Director
                             Pauline Trigere, Director
                             Clayton K. Yeutter, Director
                             Robert C. Doll, Jr., Vice President
                             Peter M. Antos, Vice President
                             Stephen F. Libera, Vice President
                             Michael C. Strathearn, Vice President
                             Kenneth B. White, Vice President
                             Arthur J. Zimmer, Vice President
                             George C. Bowen, Treasurer
                             Robert J. Bishop, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer
                             Andrew J. Donohue,  Secretary
                             Robert G. Zack, Assistant Secretary

    INVESTMENT ADVISER       OppenheimerFunds, Inc.

    SUB-ADVISERS             Babson-Stewart Ivory International
                             BEA Associates
                             Pilgrim Baxter & Associates

    DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

    TRANSFER AND             OppenheimerFunds Services
    SHAREHOLDER SERVICING
    AGENT

    CUSTODIAN OF             State Street Bank and Trust Company
    PORTFOLIO SECURITIES

    INDEPENDENT AUDITORS     KPMG Peat Marwick LLP

    LEGAL COUNSEL            Gordon Altman Butowsky Weitzen Shalov & Wein


    The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors.

    This is a copy of a report to shareholders of Oppenheimer LifeSpan Funds. This report must be preceded by a Prospectus of Oppenheimer LifeSpan Funds. For material information concerning the Funds, see the Prospectus.

    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

61 Oppenheimer LifeSpan Funds

    OppenheimerFunds Family



--------------------------------------------------------------------------------
              OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective. When you invest with
              OppenheimerFunds, you can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under
              OppenheimerFunds' management and that of our affiliates.
                   At OppenheimerFunds we don't charge a fee to exchange
              shares. And you can exchange shares easily by mail or by
              telephone(1). For more information on Oppenheimer funds, please contact your financial adviser or call us at 1-800-525-7048 for a prospectus. As always, please read the prospectus carefully before you invest.
--------------------------------------------------------------------------------
REAL ASSET    Real Asset Fund                    Gold & Special Minerals Fund
FUNDS
--------------------------------------------------------------------------------
STOCK FUNDS   Developing Markets Fund            Growth Fund
              Global Emerging Growth Fund        Global Fund
              Enterprise Fund                    Quest Global Value Fund
              International Growth Fund          Disciplined Value Fund
              Discovery Fund                     Oppenheimer Fund
              Quest Small Cap Value Fund         Value Stock Fund
              Capital Appreciation Fund2         Quest Value Fund
              Quest Capital Value Fund
--------------------------------------------------------------------------------
STOCK & BOND  Main Street Income & Growth Fund   Equity Income Fund
FUNDS         Quest Opportunity Value Fund       Disciplined Allocation Fund
              Total Return Fund                  Multiple Strategies Fund(3)
              Quest Growth & Income Value Fund   Strategic Income & Growth Fund
              Global Growth & Income             Bond Fund For Growth
--------------------------------------------------------------------------------
BOND FUNDS    International Bond Fund            Bond Fund
              High Yield Fund                    U.S. Government Trust
              Champion Income Fund               Limited-Term Government Fund
              Strategic Income Fund
--------------------------------------------------------------------------------
MUNICIPAL     California Municipal Fund(4)       Insured Municipal Fund
FUNDS         Florida Municipal Fund(4)          Intermediate Municipal Fund
              New Jersey Municipal Fund(4)
              New York Municipal Fund(4)         ROCHESTER DIVISION
              Pennsylvania Municipal Fund(4)     Rochester Fund Municipals
              Municipal Bond Fund                Limited Term New York
                                                 Municipal Fund
--------------------------------------------------------------------------------
MONEY         Money Market Fund                  Cash Reserves
MARKET
FUNDS(5)
--------------------------------------------------------------------------------
LIFESPAN      Growth Fund                        Income Fund
              Balanced Fund

              1. Exchange privileges are subject to change or termination. Shares may be changed only for shares of the same class of eligible funds.
              2.  On 12/18/96, the Fund's name was changed from "Target Fund."
              3. On 3/6/97, the Fund's name was changed from "Asset Allocation Fund."
              4.  Available only to investors in certain states.
              5. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
              -C- Copyright 1997 OppenheimerFunds, Inc. All rights reserved.

62 Oppenheimer LifeSpan Funds

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